UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-22019
                                                     ---------

                  First Trust Exchange-Traded AlphaDEX(R) Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
          (Address of principal executive offices)      (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  630-765-8000
                                                     ------------
Date of fiscal year end:     July 31
                          -------------

Date of reporting period:  April 30, 2013
                          ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

      The Portfolios of Investments are attached herewith.


FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 99.9%
                   AUTO COMPONENTS -- 4.9%
          132,609  Delphi Automotive PLC                        $   6,127,862
           84,735  Johnson Controls, Inc.                           2,966,572
          131,648  Lear Corp.                                       7,606,622
          134,270  TRW Automotive Holdings Corp. (a)                8,065,599
           50,843  Visteon Corp. (a)                                2,989,060
                                                                -------------
                                                                   27,755,715
                                                                -------------
                   AUTOMOBILES -- 3.3%
          226,154  Ford Motor Co.                                   3,100,571
          262,355  General Motors Co. (a)                           8,091,028
           28,293  Harley-Davidson, Inc.                            1,546,213
           33,204  Tesla Motors, Inc. (a) (b)                       1,792,684
          118,112  Thor Industries, Inc.                            4,380,774
                                                                -------------
                                                                   18,911,270
                                                                -------------
                   BUILDING PRODUCTS -- 1.3%
          201,309  Fortune Brands Home & Security, Inc. (a)         7,325,635
                                                                -------------
                   COMMERCIAL SERVICES & SUPPLIES -- 0.6%
          143,501  KAR Auction Services, Inc.                       3,210,117
                                                                -------------
                   DISTRIBUTORS -- 1.9%
           75,660  Genuine Parts Co.                                5,775,128
          204,298  LKQ Corp. (a)                                    4,919,496
                                                                -------------
                                                                   10,694,624
                                                                -------------
                   DIVERSIFIED CONSUMER SERVICES -- 2.1%
          235,879  DeVry, Inc.                                      6,606,971
          199,344  H&R Block, Inc.                                  5,529,802
                                                                -------------
                                                                   12,136,773
                                                                -------------
                   FOOD & STAPLES RETAILING -- 1.3%
           27,572  Costco Wholesale Corp.                           2,989,632
           58,017  Wal-Mart Stores, Inc.                            4,509,081
                                                                -------------
                                                                    7,498,713
                                                                -------------
                   HOTELS, RESTAURANTS & LEISURE -- 9.4%
           28,293  Bally Technologies, Inc. (a)                     1,507,451
          117,480  Brinker International, Inc.                      4,569,972
          171,814  Carnival Corp.                                   5,929,301
          103,260  Choice Hotels International, Inc.                4,033,336
           28,655  Darden Restaurants, Inc.                         1,479,458
           39,724  Dunkin' Brands Group, Inc.                       1,541,688
           33,971  Hyatt Hotels Corp., Class A (a)                  1,449,882
          266,020  International Game Technology                    4,509,039
           52,697  Las Vegas Sands Corp.                            2,964,206
          243,681  Norwegian Cruise Line Holdings Ltd. (a)          7,556,548


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   HOTELS, RESTAURANTS & LEISURE (CONTINUED)
           80,162  Penn National Gaming, Inc. (a)               $   4,693,485
          134,151  Royal Caribbean Cruises Ltd.                     4,900,536
           23,192  Starwood Hotels & Resorts Worldwide, Inc.        1,496,348
          255,016  Wendy's (The) Co.                                1,451,041
           90,787  Wyndham Worldwide Corp.                          5,454,483
                                                                -------------
                                                                   53,536,774
                                                                -------------
                   HOUSEHOLD DURABLES -- 10.8%
          305,806  D.R. Horton, Inc.                                7,975,421
          178,978  Garmin Ltd. (b)                                  6,278,548
          163,605  Harman International Industries, Inc.            7,314,780
          135,031  Jarden Corp. (a)                                 6,077,745
           43,555  Leggett & Platt, Inc.                            1,404,213
          107,758  Lennar Corp., Class A                            4,441,785
           12,984  Mohawk Industries, Inc. (a)                      1,439,666
           56,257  Newell Rubbermaid, Inc.                          1,481,809
            6,815  NVR, Inc. (a)                                    7,019,450
           59,477  Tempur-Pedic International, Inc. (a)             2,884,635
          173,190  Toll Brothers, Inc. (a)                          5,942,149
           72,130  Tupperware Brands Corp.                          5,792,039
           25,133  Whirlpool Corp.                                  2,872,199
                                                                -------------
                                                                   60,924,439
                                                                -------------
                   INTERNET & CATALOG RETAIL -- 7.1%
           11,152  Amazon.com, Inc. (a)                             2,830,489
           24,111  Expedia, Inc.                                    1,346,358
          184,641  HomeAway, Inc. (a)                               5,640,782
          346,644  Liberty Interactive Corp., Class A (a)           7,380,051
           96,043  Liberty Ventures, Series A (a)                   7,056,279
           39,980  Netflix, Inc. (a)                                8,638,479
          141,070  TripAdvisor, Inc. (a)                            7,417,461
                                                                -------------
                                                                   40,309,899
                                                                -------------
                   INTERNET SOFTWARE & SERVICES -- 1.8%
           52,364  eBay, Inc. (a)                                   2,743,350
          533,535  Pandora Media, Inc. (a) (b)                      7,432,143
                                                                -------------
                                                                   10,175,493
                                                                -------------
                   LEISURE EQUIPMENT & PRODUCTS -- 2.1%
           66,972  Hasbro, Inc. (b)                                 3,172,464
          100,483  Mattel, Inc.                                     4,588,054
           48,666  Polaris Industries, Inc.                         4,194,522
                                                                -------------
                                                                   11,955,040
                                                                -------------
                   MACHINERY -- 0.5%
           42,486  WABCO Holdings, Inc. (a)                         3,068,764
                                                                -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   MEDIA -- 21.0%
          117,904  AMC Networks, Inc., Class A (a)              $   7,429,131
           95,672  CBS Corp., Class B                               4,379,864
           70,277  Charter Communications, Inc., Class A (a)        7,079,705
          198,458  Cinemark Holdings, Inc.                          6,130,368
          105,751  Comcast Corp., Class A                           4,367,516
           51,415  DIRECTV (a)                                      2,908,032
           74,825  Discovery Communications, Inc., Class A (a)      5,897,706
           38,346  DISH Network Corp., Class A                      1,502,780
          275,092  Gannett Co., Inc.                                5,545,855
          225,976  Interpublic Group of Cos. (The), Inc.            3,127,508
          152,824  John Wiley & Sons, Inc., Class A                 5,833,292
          120,801  Lamar Advertising Co., Class A (a)               5,655,903
           79,213  Liberty Global, Inc., Class A (a) (b)            5,732,645
          127,773  Madison Square Garden (The) Co., Class A (a)     7,700,879
          144,236  News Corp., Class A                              4,466,989
           74,319  Omnicom Group, Inc.                              4,442,047
          350,226  Regal Entertainment Group, Class A (b)           6,283,054
           22,863  Scripps Networks Interactive, Class A            1,522,218
          947,199  Sirius XM Radio, Inc.                            3,078,397
          339,072  Starz - Liberty Capital (a)                      7,927,503
           50,629  Time Warner, Inc.                                3,026,602
           23,635  Viacom, Inc., Class B                            1,512,404
          148,121  Virgin Media, Inc. (b)                           7,225,342
           51,460  Walt Disney (The) Co.                            3,233,746
            6,539  Washington Post (The) Co., Class B               2,899,000
                                                                -------------
                                                                  118,908,486
                                                                -------------
                   MULTILINE RETAIL -- 5.6%
          127,582  Big Lots, Inc. (a)                               4,646,536
           91,776  Dillard's, Inc., Class A                         7,563,260
           28,817  Dollar General Corp. (a)                         1,501,078
           30,644  Dollar Tree, Inc. (a)                            1,457,429
          160,156  Kohl's Corp.                                     7,536,941
          105,118  Macy's, Inc.                                     4,688,263
           63,736  Target Corp.                                     4,497,212
                                                                -------------
                                                                   31,890,719
                                                                -------------
                   PERSONAL PRODUCTS -- 1.8%
          215,040  Avon Products, Inc.                              4,980,327


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   PERSONAL PRODUCTS (CONTINUED)
           99,118  Nu Skin Enterprises, Inc., Class A           $   5,028,256
                                                                -------------
                                                                   10,008,583
                                                                -------------
                   PROFESSIONAL SERVICES -- 0.5%
           82,456  Nielsen Holdings N.V.                            2,854,627
                                                                -------------
                   ROAD & RAIL -- 1.4%
          332,879  Hertz Global Holdings, Inc. (a)                  8,015,726
                                                                -------------
                   SPECIALTY RETAIL -- 18.3%
          257,628  Aaron's, Inc.                                    7,396,500
           63,502  Abercrombie & Fitch Co., Class A                 3,147,159
           17,715  Advance Auto Parts, Inc.                         1,485,934
          316,073  American Eagle Outfitters, Inc.                  6,147,620
          100,739  AutoNation, Inc. (a)                             4,584,632
           22,856  Bed Bath & Beyond, Inc. (a)                      1,572,493
          141,690  CarMax, Inc. (a)                                 6,523,408
          351,493  Chico's FAS, Inc.                                6,421,777
           46,376  DSW, Inc., Class A                               3,066,381
          172,522  Foot Locker, Inc.                                6,015,842
          124,317  Gap (The), Inc.                                  4,722,803
          295,162  Guess?, Inc.                                     8,170,084
           62,812  Home Depot (The), Inc.                           4,607,260
          116,634  Lowe's Cos., Inc.                                4,481,078
           28,407  O'Reilly Automotive, Inc. (a)                    3,048,639
          199,546  Sally Beauty Holdings, Inc. (a)                  5,998,353
          149,300  Sears Hometown and Outlet Stores, Inc. (a)       6,660,273
           86,374  Signet Jewelers Ltd.                             5,936,485
           20,766  Tiffany & Co.                                    1,530,039
           31,101  TJX (The) Cos., Inc.                             1,516,796
           28,385  Tractor Supply Co.                               3,042,020
           37,976  Urban Outfitters, Inc. (a)                       1,573,725
          114,854  Williams-Sonoma, Inc.                            6,165,363
                                                                -------------
                                                                  103,814,664
                                                                -------------
                   TEXTILES, APPAREL & LUXURY GOODS -- 4.2%
           25,665  Carter's, Inc. (a)                               1,678,234
           81,053  Deckers Outdoor Corp. (a) (b)                    4,467,641
          159,977  Hanesbrands, Inc. (a)                            8,024,446
           26,283  Michael Kors Holdings Ltd. (a)                   1,496,554
           50,074  NIKE, Inc., Class B                              3,184,707
           27,472  PVH Corp.                                        3,170,544
            8,806  VF Corp.                                         1,569,405
                                                                -------------
                                                                   23,591,531
                                                                -------------
                   TOTAL COMMON STOCKS -- 99.9%                   566,587,592
                   (Cost $476,795,015)                          -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER DISCRETIONARY ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   MONEY MARKET FUND -- 0.2%
          905,551  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (c)                                  $     905,551
                   (Cost $905,551)                              -------------

                   COLLATERAL FOR SECURITIES ON LOAN -- 5.6%
                   MONEY MARKET FUND -- 1.3%
        7,230,089  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c)               7,230,089
                   (Cost $7,230,089)
    PRINCIPAL
      VALUE
-----------------

                   REPURCHASE AGREEMENT -- 4.3%
$      24,459,771  JPMorgan Chase & Co., 0.06%
                     (c), dated 04/30/13, due
                     05/01/13, with a maturity value
                     of $24,459,812. Collateralized
                     by U.S. Treasury Note, interest
                     rate of 1.0%, due 08/31/16. The
                     value of the collateral including
                     accrued interest is $24,944,768.              24,459,771
                   (Cost $24,459,771)                           -------------


                   TOTAL COLLATERAL FOR SECURITIES
                     ON LOAN - 5.6%                                31,689,860
                   (Cost $31,689,860)                           -------------

                   TOTAL INVESTMENTS -- 105.7%                    599,183,003
                   (Cost $509,390,426) (d)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (5.7)%                         (32,247,208)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 566,935,795
                                                                =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $31,034,796 and the total value of the collateral held by the Fund is $31,689,860.

(c)   Interest rate shown reflects yield as of April 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $92,047,871 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,255,294.

------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
-------------------------------------------------------------------------------
Common Stocks*              $566,587,592        $         --       $         --
Money Market Funds             8,135,640                  --                 --
Repurchase Agreement                  --          24,459,771                 --
                            ---------------------------------------------------
Total Investments           $574,723,232        $ 24,459,771       $         --
                            ===================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST CONSUMER STAPLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.0%
                   BEVERAGES -- 6.7%
           72,992  Beam, Inc.                                   $   4,723,312
          380,786  Coca-Cola Enterprises, Inc.                     13,948,191
          266,989  Molson Coors Brewing Co., Class B               13,776,633
           58,393  PepsiCo, Inc.                                    4,815,671
                                                                -------------
                                                                   37,263,807
                                                                --------------
                   FOOD & STAPLES RETAILING -- 17.6%
          387,224  CVS Caremark Corp.                              22,528,693
          811,124  Kroger (The) Co.                                27,886,443
        1,027,006  Safeway, Inc.                                   23,128,175
          393,212  Sysco Corp.                                     13,707,370
          224,772  Walgreen Co.                                    11,128,462
                                                                -------------
                                                                   98,379,143
                                                                --------------
                   FOOD PRODUCTS -- 61.5%
          411,307  Archer-Daniels-Midland Co.                      13,959,760
          576,921  Campbell Soup Co.                               26,774,904
          129,675  ConAgra Foods, Inc.                              4,586,605
          575,033  Dean Foods Co. (a)                              11,006,132
          804,695  Flowers Foods, Inc.                             26,506,653
          433,752  General Mills, Inc.                             21,869,776
          459,263  Green Mountain Coffee Roasters, Inc. (a)        26,361,696
          292,012  H. J. Heinz Co.                                 21,147,509
          242,620  Hershey (The) Co.                               21,631,999
          305,843  Hillshire Brands Co.                            10,982,822
          648,182  Hormel Foods Corp.                              26,750,471
          292,252  Ingredion, Inc.                                 21,045,066
           46,680  J.M. Smucker (The) Co.                           4,818,776
          216,749  Kellogg Co.                                     14,097,355
          190,579  McCormick & Co., Inc.                           13,710,253
          688,242  Mondelez International, Inc., Class A           21,645,211
          811,850  Smithfield Foods, Inc. (a)                      20,783,360
        1,070,754  Tyson Foods, Inc., Class A                      26,372,671
          624,856  WhiteWave Foods Co., Class A (a)                10,566,315
                                                                -------------
                                                                  344,617,334
                                                                --------------
                   HOUSEHOLD PRODUCTS -- 10.3%
          214,901  Church & Dwight Co., Inc.                       13,730,025
          157,232  Clorox (The) Co.                                13,561,260
           39,245  Colgate-Palmolive Co.                            4,686,245
          106,202  Energizer Holdings, Inc.                        10,258,051
          107,809  Kimberly-Clark Corp.                            11,124,811
           59,447  Procter & Gamble (The) Co.                       4,563,746
                                                                -------------
                                                                   57,924,138
                                                                --------------
                   PERSONAL PRODUCTS -- 0.9%
          124,563  Herbalife Ltd.                                   4,946,397
                                                                -------------


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   SPECIALTY RETAIL -- 2.2%
          271,546  GNC Holdings, Inc., Class A                  $  12,309,180
                                                                -------------
                   TOBACCO -- 0.8%
           49,786  Philip Morris International, Inc.                4,759,044
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  560,199,043
                   (Cost $485,220,032)

                   MONEY MARKET FUND -- 0.0%
          263,981  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (b)                                        263,981
                   (Cost $263,981)                              -------------

                   TOTAL INVESTMENTS -- 100.0%                    560,463,024
                   (Cost $485,484,013) (c)
                   NET OTHER ASSETS AND
                     LIABILITIES -- 0.0%                             (128,988)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 560,334,036
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $74,999,271 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $20,260.

------------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $    560,199,043    $         --       $          --
Money Market Fund                    263,981              --                  --
                            ----------------------------------------------------
Total Investments           $    560,463,024    $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.1%
                   ENERGY EQUIPMENT & SERVICES -- 39.7%
           70,667  Atwood Oceanics, Inc. (a)                    $   3,466,216
           19,880  Baker Hughes, Inc.                                 902,353
           28,544  Cameron International Corp. (a)                  1,756,883
           39,402  Diamond Offshore Drilling,  Inc. (b )            2,722,678
           14,960  Dresser-Rand Group, Inc. (a)                       831,926
          173,169  Era Group, Inc. (a)                              3,956,912
           33,728  FMC Technologies, Inc. (a)                       1,831,431
           68,305  Halliburton Co.                                  2,921,405
           83,602  Helmerich & Payne, Inc.                          4,900,749
          258,277  McDermott International, Inc. (a)                2,758,398
          174,610  Nabors Industries Ltd.                           2,582,482
           52,122  National Oilwell Varco, Inc.                     3,399,397
           41,137  Oceaneering International, Inc.                  2,886,583
           63,366  Oil States International, Inc. (a)               5,662,386
          217,971  Patterson-UTI Energy, Inc.                       4,597,008
           52,415  Rowan Cos. PLC, Class A (a)                      1,705,060
          180,623  RPC, Inc. (b)                                    2,391,449
           25,083  SEACOR Holdings, Inc.                            1,808,735
          201,136  Superior Energy Services, Inc. (a)               5,549,342
           40,888  Unit Corp. (a)                                   1,718,523
                                                                -------------
                                                                   58,349,916
                                                                --------------
                   OIL, GAS & CONSUMABLE FUELS -- 60.4%
           21,055  Anadarko Petroleum Corp.                         1,784,622
           47,406  Apache Corp.                                     3,502,355
           54,464  Cabot Oil & Gas Corp.                            3,706,275
           32,539  Cheniere Energy, Inc. (a)                          926,711
           44,675  Chesapeake Energy Corp.                            872,949
           41,805  Chevron Corp.                                    5,100,628
           37,077  Cimarex Energy Co.                               2,713,295
           60,128  ConocoPhillips                                   3,634,738
           55,895  CONSOL Energy, Inc.                              1,880,308
           10,446  Continental Resources, Inc. (a)                    834,844
          199,810  Denbury Resources, Inc. (a)                      3,574,601
           16,375  Devon Energy Corp.                                 901,607
           40,063  Exxon Mobil Corp.                                3,565,206
           67,993  Hess Corp.                                       4,907,735
           97,395  HollyFrontier Corp.                              4,816,183
           51,018  Laredo Petroleum Holdings, Inc. (a)                877,510
          108,231  Marathon Oil Corp.                               3,535,907
           40,483  Marathon Petroleum Corp.                         3,172,248
           79,005  Murphy Oil Corp.                                 4,905,420
            7,837  Noble Energy, Inc.                                 887,854
           63,334  Occidental Petroleum Corp.                       5,653,193
          135,471  PBF Energy, Inc. (b)                             4,125,092
           39,322  Phillips 66                                      2,396,676
            7,397  Pioneer Natural Resources Co.                      904,135


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   OIL, GAS & CONSUMABLE FUELS (CONTINUED)
           38,728  Plains Exploration & Production Co. (a)      $   1,750,506
           57,999  QEP Resources, Inc.                              1,665,151
           22,632  Range Resources Corp.                            1,663,905
          524,501  SandRidge Energy, Inc. (a) (b)                   2,695,935
           29,604  Spectra Energy Corp.                               933,414
           47,975  Tesoro Corp.                                     2,561,865
           60,650  Valero Energy Corp.                              2,445,408
           72,283  Whiting Petroleum Corp. (a)                      3,216,593
           23,329  World Fuel Services Corp.                          945,991
          114,935  WPX Energy, Inc. (a)                             1,796,434
                                                                -------------
                                                                   88,855,294
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.1%                  147,205,210
                   (Cost $135,634,061)                          -------------

                   MONEY MARKET FUND -- 0.1%
          137,857  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (c)                                        137,857
                   (Cost $137,857)                              -------------

                   COLLATERAL FOR SECURITIES ON LOAN -- 6.3%
                   MONEY MARKET FUND -- 1.4%
        2,124,200  Goldman Sachs Financial Square
                     Treasury Instruments Fund -
                     Institutional Class - 0.001% (c)               2,124,200
                   (Cost $2,124,200)

    PRINCIPAL
      VALUE
-----------------
                   REPURCHASE AGREEMENT -- 4.9%
$       7,186,280  JPMorgan Chase & Co., 0.06% (c),
                     dated 04/30/13, due 05/01/13,
                     with a maturity value of
                     $7,186,292. Collateralized by U.S.
                     Treasury Note, interest rate of
                     1.0%, due 08/31/16. The value of
                     the collateral including accrued
                     interest is $7,328,772.                        7,186,280
                   (Cost $7,186,280)                            -------------

                   TOTAL COLLATERAL FOR SECURITIES ON
                     LOAN - 6.3%                                    9,310,480
                   (Cost $9,310,480)                            -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST ENERGY ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)

                   DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   TOTAL INVESTMENTS -- 106.5%                  $ 156,653,547
                   (Cost $145,082,398) (d)
                   NET OTHER ASSETS AND
                     LIABILITIES -- (6.5)%                         (9,495,507)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 147,158,040
                                                                =============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $9,106,981 and the total value of the collateral held by the Fund is $9,310,480.

(c)   Interest rate shown reflects yield as of April 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,058,935 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,487,786.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $147,205,210        $        --        $          --
Money Market Funds             2,262,057                 --                   --
Repurchase Agreement                  --          7,186,280                   --
                            ----------------------------------------------------
Total Investments           $149,467,267        $ 7,186,280        $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 99.9%
                   CAPITAL MARKETS -- 13.0%
           14,145  Affiliated Managers Group,  Inc. (a)         $   2,202,094
          191,297  American Capital Ltd. (a)                        2,894,324
            7,378  Ameriprise Financial, Inc.                         549,882
          154,429  Ares Capital Corp.                               2,804,431
           77,161  Bank of New York Mellon (The) Corp.              2,177,483
            8,505  BlackRock, Inc.                                  2,266,583
           51,743  E*TRADE Financial Corp. (a)                        532,435
           51,899  Eaton Vance Corp.                                2,069,732
           71,016  Federated Investors, Inc., Class B               1,630,527
            7,179  Franklin Resources, Inc.                         1,110,304
           14,728  Goldman Sachs Group (The), Inc.                  2,151,319
           37,898  Invesco Ltd.                                     1,202,883
          180,581  Janus Capital Group, Inc.                        1,610,783
           31,804  Lazard Ltd., Class A                             1,078,156
           33,281  LPL Financial Holdings, Inc.                     1,150,191
           24,821  Morgan Stanley                                     549,785
            9,881  Northern Trust Corp.                               532,784
           11,779  Raymond James Financial, Inc.                      487,886
           75,668  SEI Investments Co.                              2,168,645
           28,556  State Street Corp.                               1,669,669
           14,480  T. Rowe Price Group, Inc.                        1,049,800
           26,552  TD Ameritrade Holding Corp.                        528,650
           64,481  Waddell & Reed Financial, Inc., Class A          2,764,300
                                                                -------------
                                                                   35,182,646
                                                                -------------
                   COMMERCIAL BANKS -- 17.9%
          110,954  Associated Banc-Corp.                            1,583,314
           10,650  Bank of Hawaii Corp.                               507,898
           65,095  BankUnited, Inc.                                 1,650,158
           53,843  BB&T Corp.                                       1,656,749
           26,665  BOK Financial Corp.                              1,666,296
          296,141  CapitalSource, Inc.                              2,650,462
           18,635  City National Corp.                              1,066,481
           47,138  Comerica, Inc.                                   1,708,752
           26,414  Commerce Bancshares, Inc.                        1,059,466
            8,614  Cullen/Frost Bankers, Inc.                         520,372
           65,613  East West Bancorp, Inc.                          1,596,364
          133,230  Fifth Third Bancorp                              2,268,907
           11,885  First Citizens BancShares, Inc., Class A         2,215,602
          190,295  First Niagara Financial Group, Inc.              1,809,705
           28,392  First Republic Bank                              1,078,328
           93,006  Fulton Financial Corp.                           1,028,646
          293,362  Huntington Bancshares, Inc.                      2,103,406
          218,980  KeyCorp                                          2,183,231
           10,484  M&T Bank Corp.                                   1,050,497
           32,679  PNC Financial Services Group, Inc.               2,218,250
           78,314  Popular, Inc. (a)                                2,231,166


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMERCIAL BANKS (CONTINUED)
          268,126  Regions Financial Corp.                      $   2,276,390
           13,592  Signature Bank (a)                                 973,323
           76,039  SunTrust Banks, Inc.                             2,224,141
            7,630  SVB Financial Group (a)                            542,569
        1,026,639  Synovus Financial Corp.                          2,761,659
           31,634  U.S. Bancorp                                     1,052,780
          107,092  Valley National Bancorp                            962,757
           45,034  Wells Fargo & Co.                                1,710,391
           86,775  Zions Bancorporation                             2,136,400
                                                                -------------
                                                                   48,494,460
                                                                -------------
                   CONSUMER FINANCE -- 2.5%
           24,733  American Express Co.                             1,691,984
           51,632  Capital One Financial Corp.                      2,983,297
           37,778  Discover Financial Services                      1,652,410
           26,754  SLM Corp.                                          552,470
                                                                -------------
                                                                    6,880,161
                                                                -------------
                   DIVERSIFIED FINANCIAL SERVICES -- 6.0%
           44,240  Bank of America Corp.                              544,594
           45,305  CBOE Holdings, Inc.                              1,700,297
           24,554  Citigroup, Inc.                                  1,145,690
           17,651  CME Group, Inc.                                  1,074,240
           72,548  Interactive Brokers Group, Inc., Class A         1,092,573
            6,720  IntercontinentalExchange, Inc. (a)               1,094,890
           44,960  JPMorgan Chase & Co.                             2,203,490
          101,014  Leucadia National Corp.                          3,120,322
           20,377  Moody's Corp.                                    1,239,940
           67,178  NASDAQ OMX Group (The), Inc.                     1,980,407
           28,061  NYSE Euronext                                    1,089,047
                                                                -------------
                                                                   16,285,490
                                                                -------------
                   INSURANCE -- 38.8%
           24,244  ACE Ltd.                                         2,161,110
           41,230  Aflac, Inc.                                      2,244,561
            7,096  Alleghany Corp. (a)                              2,793,979
           29,798  Allied World Assurance Co. Holdings AG           2,705,956
           33,749  Allstate (The) Corp.                             1,662,476
           58,615  American Financial Group, Inc.                   2,829,346
           72,508  American International Group, Inc. (a)           3,003,281
           19,053  American National Insurance Co.                  1,791,554
           17,591  Aon PLC                                          1,061,617
           52,727  Arch Capital Group Ltd. (a)                      2,797,695
           52,152  Arthur J. Gallagher & Co.                        2,213,852
           71,817  Aspen Insurance Holdings Ltd.                    2,742,691
           61,623  Assurant, Inc.                                   2,929,557
           26,959  Assured Guaranty Ltd.                              556,164


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)

SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   INSURANCE (CONTINUED)
           66,678  Axis Capital Holdings Ltd.                   $   2,975,839
           16,070  Berkshire Hathaway, Inc., Class B (a)            1,708,562
           87,162  Brown & Brown, Inc.                              2,701,150
           12,308  Chubb (The) Corp.                                1,083,966
           11,415  Cincinnati Financial Corp.                         558,308
           50,923  CNA Financial Corp.                              1,716,614
           57,551  Endurance Specialty Holdings Ltd.                2,818,272
           22,012  Erie Indemnity Co., Class A                      1,751,495
           21,395  Everest Re Group, Ltd.                           2,888,111
          110,393  Fidelity National Financial, Inc., Class A       2,964,052
          108,934  Genworth Financial, Inc., Class A (a)            1,092,608
           56,050  Hanover Insurance Group, (The), Inc.             2,826,602
           21,016  Hartford Financial Services Group (The), Inc.      590,339
           51,304  HCC Insurance Holdings, Inc.                     2,185,550
           16,665  Kemper Corp.                                       530,947
           85,972  Lincoln National Corp.                           2,923,908
           12,222  Loews Corp.                                        545,957
            1,069  Markel Corp. (a)                                   573,251
           28,479  Marsh & McLennan Cos., Inc.                      1,082,487
          273,373  MBIA, Inc. (a)                                   2,586,109
           44,048  Mercury General Corp.                            2,013,434
           14,279  MetLife, Inc.                                      556,738
           29,611  PartnerRe Ltd.                                   2,793,502
           49,440  Principal Financial Group, Inc.                  1,784,784
           58,449  ProAssurance Corp.                               2,863,417
           21,243  Progressive (The) Corp.                            537,236
           78,043  Protective Life Corp.                            2,970,317
            9,222  Prudential Financial, Inc.                         557,193
           46,963  Reinsurance Group of America, Inc.               2,937,536
           30,126  RenaissanceRe Holdings Ltd.                      2,828,530
           50,506  StanCorp Financial Group, Inc.                   2,180,849
           36,162  Torchmark Corp.                                  2,244,575
           25,621  Travelers (The) Cos., Inc.                       2,188,290
           98,823  Unum Group                                       2,756,174
           73,590  Validus Holdings Ltd.                            2,841,310
           37,667  W. R. Berkley Corp.                              1,635,501
            3,782  White Mountains Insurance Group Ltd.             2,187,168
           54,984  XL Group PLC                                     1,712,202
                                                                -------------
                                                                  105,186,722
                                                                -------------
                   IT SERVICES -- 7.3%
           10,370  Alliance Data Systems Corp. (a)                  1,781,255
           22,001  Broadridge Financial Solutions, Inc.               553,985
           65,402  CoreLogic, Inc. (a)                              1,784,166


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   IT SERVICES (CONTINUED)
           54,165  Fidelity National Information Services,
                     Inc.                                       $   2,277,638
           12,360  Fiserv, Inc. (a)                                 1,126,120
           35,884  FleetCor Technologies, Inc. (a)                  2,759,480
           21,881  Global Payments, Inc.                            1,015,278
           46,904  Jack Henry & Associates, Inc.                    2,176,346
            2,004  MasterCard, Inc., Class A                        1,108,072
           87,982  Total System Services, Inc.                      2,078,135
           71,509  Vantiv, Inc., Class A (a)                        1,611,098
            9,944  Visa, Inc., Class A                              1,675,166
                                                                -------------
                                                                   19,946,739
                                                                -------------
                   MEDIA -- 1.2%
            7,722  Morningstar, Inc.                                  509,729
           85,553  Thomson Reuters Corp.                            2,865,170
                                                                -------------
                                                                    3,374,899
                                                                -------------
                   PROFESSIONAL SERVICES -- 1.1%
           19,855  Dun & Bradstreet (The) Corp.                     1,756,175
           18,949  Equifax, Inc.                                    1,159,679
                                                                -------------
                                                                    2,915,854
                                                                -------------
                   REAL ESTATE INVESTMENT TRUSTS -- 8.5%
           65,496  American Capital Agency Corp.                    2,181,672
            6,910  American Tower Corp.                               580,371
          135,759  Annaly Capital Management, Inc.                  2,163,998
           34,877  Apartment Investment & Management Co., Class     1,085,023
          167,476  Chimera Investment Corp.                           552,671
           47,245  CommonWealth REIT                                1,054,981
           13,899  Equity Lifestyle Properties, Inc.                1,129,294
           27,260  Extra Space Storage, Inc.                        1,187,991
           78,165  Hatteras Financial Corp.                         2,136,249
           10,694  HCP, Inc.                                          569,990
           19,400  Hospitality Properties Trust                       570,554
           10,243  Kilroy Realty Corp.                                579,651
          228,028  MFA Financial, Inc.                              2,113,820
           27,526  Piedmont Office Realty Trust, Inc., Class A        564,834
           32,126  Plum Creek Timber Co., Inc.                      1,655,774
           28,100  Rayonier, Inc.                                   1,669,702
           19,914  Senior Housing Properties Trust                    566,155
           14,876  Tanger Factory Outlet Centers, Inc.                552,197
           68,637  Weyerhaeuser Co.                                 2,094,115
                                                                -------------
                                                                   23,009,042
                                                                -------------
                   REAL ESTATE MANAGEMENT &
                     DEVELOPMENT -- 1.6%
          113,416  CBRE Group, Inc., Class A (a)                    2,746,935
           10,988  Jones Lang LaSalle, Inc.                         1,088,032


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST FINANCIALS ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)

SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   REAL ESTATE MANAGEMENT & DEVELOPMENT
                     (CONTINUED)
           25,500  St. Joe (The) Co. (a)                        $     499,035
                                                                -------------
                                                                    4,334,002
                                                                -------------
                   THRIFTS & MORTGAGE FINANCE -- 2.0%
           44,879  Capitol Federal Financial, Inc.                    531,367
           62,730  Hudson City Bancorp, Inc.                          521,286
          116,879  New York Community Bancorp, Inc.                 1,583,711
           80,781  People's United Financial, Inc.                  1,063,078
           96,086  Washington Federal, Inc.                         1,649,797
                                                                -------------
                                                                    5,349,239
                                                                -------------
                   TOTAL COMMON STOCKS -- 99.9%                   270,959,254
                   (Cost $240,502,703)

                   MONEY MARKET FUND -- 0.2%
          559,222  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (b)                                        559,222
                   (Cost $559,222)                              -------------

                   TOTAL INVESTMENTS -- 100.1%                    271,518,476
                   (Cost $241,061,925) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (0.1)%                            (174,050)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 271,344,426
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $30,941,290 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $484,739.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $270,959,254        $         --       $          --
Money Market Fund                559,222                  --                  --
                            ----------------------------------------------------
Total Investments           $271,518,476        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.0%
                   BIOTECHNOLOGY -- 16.4%
          151,869  Amgen, Inc.                                  $  15,826,269
           80,597  Biogen Idec, Inc. (a)                           17,645,101
          315,343  BioMarin Pharmaceutical, Inc. (a)               20,686,501
          165,945  Celgene Corp. (a)                               19,593,126
          404,792  Gilead Sciences, Inc. (a)                       20,498,667
          675,538  Incyte Corp. Ltd. (a)                           14,963,167
           43,550  Onyx Pharmaceuticals, Inc. (a)                   4,128,540
           43,524  Regeneron Pharmaceuticals,    Inc. (a)           9,363,753
          129,388  United Therapeutics Corp. (a)                    8,640,531
           71,932  Vertex Pharmaceuticals, Inc. (a)                 5,525,816
                                                                -------------
                                                                  136,871,471
                                                                -------------
                   HEALTH CARE EQUIPMENT & SUPPLIES -- 20.5%
          550,037  Abbott Laboratories                             20,307,366
          455,021  Alere, Inc. (a)                                 11,684,939
           53,732  Baxter International, Inc.                       3,754,255
          121,750  Becton, Dickinson & Co.                         11,481,025
          223,494  CareFusion Corp. (a)                             7,473,639
          109,373  Cooper (The) Cos., Inc.                         12,074,779
          114,767  Covidien PLC                                     7,326,725
           92,249  DENTSPLY International, Inc.                     3,906,745
          439,907  Hill-Rom Holdings, Inc.                         14,987,632
          332,000  Medtronic, Inc.                                 15,497,760
          167,615  ResMed, Inc.                                     8,048,872
          159,196  Sirona Dental Systems, Inc. (a)                 11,707,274
          291,698  St. Jude Medical, Inc.                          12,023,792
          118,917  Stryker Corp.                                    7,798,577
          104,869  Thoratec Corp. (a)                               3,796,258
           54,029  Varian Medical Systems, Inc. (a)                 3,519,449
          206,805  Zimmer Holdings, Inc.                           15,810,242
                                                                -------------
                                                                  171,199,329
                                                                -------------
                   HEALTH CARE PROVIDERS & SERVICES -- 40.1%
          296,628  Aetna, Inc.                                     17,038,312
          376,103  AmerisourceBergen Corp.                         20,354,694
          278,454  Cardinal Health, Inc.                           12,313,236
          291,616  Catamaran Corp. (a)                             16,834,992
          185,237  Cigna Corp.                                     12,257,132
          323,497  Community Health Systems, Inc.                  14,741,758
          326,967  Coventry Health Care, Inc.                      16,201,215
           97,181  DaVita HealthCare Partners, Inc. (a)            11,530,526
          134,406  Express Scripts Holding Co. (a)                  7,979,684
          476,957  HCA Holdings, Inc.                              19,025,815
          586,764  Health Management Associates, Inc.,
                     Class A (a)                                    6,741,918
          169,015  Henry Schein, Inc. (a)                          15,278,956
          258,890  Humana, Inc.                                    19,186,338
          401,443  LifePoint Hospitals, Inc. (a)                   19,269,264


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   HEALTH CARE PROVIDERS & SERVICES
                     (CONTINUED)
          143,956  McKesson Corp.                               $  15,233,424
           86,794  MEDNAX, Inc. (a)                                 7,701,232
          189,902  Omnicare, Inc.                                   8,312,011
          102,786  Patterson Cos., Inc.                             3,900,729
          137,935  Quest Diagnostics, Inc.                          7,769,879
          404,618  Tenet Healthcare Corp. (a)                      18,353,472
          329,357  UnitedHealth Group, Inc.                        19,738,365
          299,165  Universal Health Services, Inc., Class B        19,921,397
          166,069  VCA Antech, Inc. (a)                             4,002,263
          287,988  WellPoint, Inc.                                 21,000,085
                                                                -------------
                                                                  334,686,697
                                                                -------------
                   HEALTH CARE TECHNOLOGY -- 1.9%
          164,885  Cerner Corp. (a)                                15,955,921
                                                                -------------
                   LIFE SCIENCES TOOLS & SERVICES -- 10.4%
           93,097  Bio-Rad Laboratories, Inc., Class A (a)         11,148,366
        1,041,940  Bruker Corp. (a)                                18,515,274
           89,340  Charles River Laboratories International,
                     Inc. (a)                                       3,885,397
          264,752  Covance, Inc. (a)                               19,739,909
          240,628  Life Technologies Corp. (a)                     17,731,877
          185,765  QIAGEN N.V. (a)                                  3,693,008
          154,280  Thermo Fisher Scientific, Inc.                  12,447,310
                                                                -------------
                                                                   87,161,141
                                                                -------------
                   PHARMACEUTICALS -- 10.7%
          126,030  Actavis, Inc. (a)                               13,325,152
           69,003  Allergan, Inc.                                   7,835,291
           94,423  Bristol-Myers Squibb Co.                         3,750,481
          205,849  Eli Lilly & Co.                                 11,399,918
          126,401  Endo Health Solutions, Inc. (a)                  4,631,333
           94,827  Johnson & Johnson                                8,082,105
          262,754  Merck & Co., Inc.                               12,349,438
          270,683  Mylan, Inc. (a)                                  7,879,582
           32,673  Perrigo Co.                                      3,901,483
          134,691  Pfizer, Inc.                                     3,915,467
          230,387  Salix Pharmaceuticals Ltd. (a)                  12,046,936
                                                                -------------
                                                                   89,117,186
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  834,991,745
                   (Cost $712,427,848)

                   MONEY MARKET FUND -- 0.1%
          951,881  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (b)                                        951,881
                   (Cost $951,881)                              -------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST HEALTH CARE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


                   DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   TOTAL INVESTMENTS -- 100.1%                  $ 835,943,626
                   (Cost $713,379,729) (c)
                   NET OTHER ASSETS AND
                     LIABILITIES -- (0.1)%                           (915,366)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 835,028,260
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $123,605,774 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,041,877.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $834,991,745        $         --       $          --
Money Market Fund                951,881                  --                  --
                            ----------------------------------------------------
Total Investments           $835,943,626        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.0%
                   AEROSPACE & DEFENSE -- 15.4%
           35,999  Alliant Techsystems, Inc.                    $   2,676,886
           43,430  B/E Aerospace, Inc. (a)                          2,724,798
           22,939  Boeing (The) Co.                                 2,096,854
          235,476  Exelis, Inc.                                     2,630,267
           19,732  Honeywell International, Inc.                    1,451,091
           24,307  L-3 Communications Holdings, Inc.                1,974,944
           36,720  Northrop Grumman Corp.                           2,781,173
           33,782  Raytheon Co.                                     2,073,539
           50,246  Textron, Inc.                                    1,293,834
            6,472  TransDigm Group, Inc.                              950,090
           25,036  Triumph Group, Inc.                              2,000,376
           10,523  United Technologies Corp.                          960,645
                                                                -------------
                                                                   23,614,497
                                                                -------------
                   AIR FREIGHT & LOGISTICS -- 1.9%
           19,999  FedEx Corp.                                      1,880,106
            5,789  United Parcel Service, Inc., Class B               496,928
           34,429  UTi Worldwide, Inc.                                505,762
                                                                -------------
                                                                    2,882,796
                                                                -------------
                   AIRLINES -- 7.0%
           21,571  Copa Holdings SA, Class A                        2,708,886
          157,951  Delta Air Lines, Inc. (a)                        2,707,280
          194,005  Southwest Airlines Co.                           2,657,869
           82,877  United Continental Holdings, Inc. (a)            2,676,927
                                                                -------------
                                                                   10,750,962
                                                                -------------
                   COMMERCIAL SERVICES & SUPPLIES -- 5.5%
           30,557  ADT (The) Corp.                                  1,333,507
           22,253  Cintas Corp.                                       998,492
           28,887  Copart, Inc. (a)                                 1,018,267
           24,310  Covanta Holding Corp.                              486,200
           33,788  Pitney Bowes, Inc.                                 461,882
           45,155  Republic Services, Inc.                          1,538,882
            9,333  Stericycle, Inc. (a)                             1,010,951
           13,710  Waste Connections, Inc.                            520,295
           25,304  Waste Management, Inc.                           1,036,958
                                                                -------------
                                                                    8,405,434
                                                                -------------
                   COMPUTERS & PERIPHERALS -- 1.5%
           73,964  Lexmark International, Inc., Class A             2,241,849
                                                                -------------
                   CONSTRUCTION & ENGINEERING -- 5.1%
           42,257  Chicago Bridge & Iron Co. N.V.                   2,273,004
           29,885  Fluor Corp.                                      1,702,847
           17,735  Jacobs Engineering Group, Inc. (a)                 895,263
           17,517  Quanta Services, Inc. (a)                          481,367


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   CONSTRUCTION & ENGINEERING (CONTINUED)
           55,056  URS Corp.                                    $   2,418,060
                                                                -------------
                                                                    7,770,541
                                                                -------------
                   ELECTRICAL EQUIPMENT -- 7.2%
           34,462  AMETEK, Inc.                                     1,402,948
           17,292  Babcock & Wilcox (The) Co.                         470,343
           15,983  Eaton Corp. PLC                                    981,516
            8,889  Emerson Electric Co.                               493,428
           54,839  General Cable Corp. (a)                          1,890,849
          343,601  GrafTech International Ltd. (a)                  2,467,055
           15,440  Hubbell, Inc., Class B                           1,481,623
           18,315  Regal-Beloit Corp.                               1,439,925
            3,882  Roper Industries, Inc.                             464,481
                                                                -------------
                                                                   11,092,168
                                                                -------------
                   ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 3.1%
           56,848  FLIR Systems, Inc.                               1,381,975
           43,103  Itron, Inc. (a)                                  1,709,034
           45,876  National Instruments Corp.                       1,253,791
           16,812  Trimble Navigation Ltd. (a)                        483,177
                                                                -------------
                                                                    4,827,977
                                                                -------------
                   ENERGY EQUIPMENT & SERVICES -- 1.3%
           38,941  Tidewater, Inc.                                  2,042,455
                                                                -------------
                   INDUSTRIAL CONGLOMERATES -- 3.5%
            9,255  3M Co.                                             969,091
           38,047  Carlisle Cos., Inc.                              2,468,109
           15,824  Danaher Corp.                                      964,314
           42,364  General Electric Co.                               944,294
                                                                -------------
                                                                    5,345,808
                                                                -------------
                   IT SERVICES -- 1.7%
            6,446  Accenture PLC, Class A                             524,962
            7,558  Automatic Data Processing, Inc.                    508,956
           36,348  Booz Allen Hamilton Holding Corp.                  552,126
           53,667  Genpact Ltd.                                       998,206
                                                                -------------
                                                                    2,584,250
                                                                -------------
                   MACHINERY -- 25.1%
           49,521  AGCO Corp.                                       2,636,993
           63,094  CNH Global N.V.                                  2,595,056
           56,224  Colfax Corp. (a)                                 2,623,974
            8,820  Crane Co.                                          474,781
           20,436  Dover Corp.                                      1,409,675
           11,874  Flowserve Corp.                                  1,877,517
           19,531  Gardner Denver, Inc.                             1,466,583
            8,529  Graco, Inc.                                        516,260
           27,946  IDEX Corp.                                       1,454,030
           32,123  Illinois Tool Works, Inc.                        2,073,861
           26,960  Ingersoll-Rand PLC                               1,450,448


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   MACHINERY (CONTINUED)
           69,619  ITT Corp.                                    $   1,921,484
           50,861  Kennametal, Inc.                                 2,033,931
           27,662  Lincoln Electric Holdings, Inc.                  1,459,447
          128,981  Manitowoc (The) Co., Inc.                        2,419,684
            7,528  Nordson Corp.                                      523,121
           11,735  Oshkosh Corp. (a)                                  460,716
           19,591  PACCAR, Inc.                                       975,240
           21,813  Parker Hannifin Corp.                            1,931,978
           11,944  Snap-on, Inc.                                    1,029,573
           18,950  SPX Corp.                                        1,411,965
           21,279  Toro (The) Co.                                     957,768
           43,828  Trinity Industries, Inc.                         1,849,980
           19,460  Wabtec Corp.                                     2,042,132
           35,883  Xylem, Inc.                                        995,753
                                                                -------------
                                                                   38,591,950
                                                                -------------
                   MARINE -- 1.6%
           25,641  Kirby Corp. (a)                                  1,920,255
           20,421  Matson, Inc.                                       480,710
                                                                -------------
                                                                    2,400,965
                                                                -------------
                   OFFICE ELECTRONICS -- 2.3%
          298,452  Xerox Corp.                                      2,560,718
           21,188  Zebra Technologies Corp., Class A (a)              988,420
                                                                -------------
                                                                    3,549,138
                                                                -------------
                   OIL, GAS & CONSUMABLE FUELS -- 0.6%
           27,614  Teekay Corp.                                       983,058
                                                                -------------
                   PROFESSIONAL SERVICES -- 4.1%
            8,618  Manpowergroup, Inc.                                458,133
           68,682  Robert Half International, Inc.                  2,254,143
           21,341  Towers Watson & Co., Class A                     1,556,186
           31,987  Verisk Analytics, Inc., Class A (a)              1,960,483
                                                                -------------
                                                                    6,228,945
                                                                -------------
                   REAL ESTATE INVESTMENT TRUSTS -- 0.3%
           14,051  Corrections Corp. of America                       508,646
                                                                -------------
                   ROAD & RAIL -- 8.0%
           56,502  Con-way, Inc.                                    1,909,768
           60,606  CSX Corp.                                        1,490,301
           34,958  J.B. Hunt Transport Services, Inc.               2,484,465
           18,011  Kansas City Southern                             1,964,460
            8,775  Landstar System, Inc.                              479,641
           19,267  Norfolk Southern Corp.                           1,491,651
           24,998  Ryder System, Inc.                               1,451,634
            6,979  Union Pacific Corp.                              1,032,613
                                                                -------------
                                                                   12,304,533
                                                                -------------


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   TRADING COMPANIES & DISTRIBUTORS -- 4.8%
           50,767  Air Lease Corp.                              $   1,396,600
           28,551  GATX Corp.                                       1,454,673
           11,651  MSC Industrial Direct Co., Inc., Class A           918,099
           48,282  United Rentals, Inc. (a)                         2,540,116
           13,733  WESCO International, Inc. (a)                      984,519
                                                                -------------
                                                                    7,294,007
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  153,419,979
                   (Cost $141,377,949)

                   MONEY MARKET FUND -- 0.1%
          152,173  Morgan Stanley Institutional
                     Liquidity Fund - Treasury Portfolio
                     - Institutional Class - 0.03% (b)                152,173
                   (Cost $152,173)                              -------------

                   TOTAL INVESTMENTS -- 100.1%                    153,572,152
                   (Cost $141,530,122) (c)
                   NET OTHER ASSETS AND
                     LIABILITIES -- (0.1)%                            (91,339)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 153,480,813
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $14,002,279 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,960,249.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST INDUSTRIALS/PRODUCER DURABLES ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $153,419,979        $         --       $          --
Money Market Fund                152,173                  --                  --
                            ----------------------------------------------------
Total Investments           $153,572,152        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 99.8%
                   BUILDING PRODUCTS -- 6.5%
           22,008  Armstrong World Industries, Inc. (a)         $   1,123,289
           95,506  Lennox International, Inc.                       5,921,372
          303,898  Masco Corp.                                      5,907,777
                                                                -------------
                                                                   12,952,438
                                                                -------------
                   CHEMICALS -- 44.8%
           42,412  Air Products & Chemicals, Inc.                   3,688,148
           24,681  Airgas, Inc.                                     2,385,419
           39,443  Albemarle Corp.                                  2,415,884
           16,297  Ashland, Inc.                                    1,388,667
          181,627  Cabot Corp.                                      6,821,910
           31,810  CF Industries Holdings, Inc.                     5,932,883
           38,538  Dow Chemical (The) Co.                           1,306,824
           52,455  Eastman Chemical Co.                             3,496,126
           60,825  Ecolab, Inc.                                     5,147,011
          199,819  Huntsman Corp.                                   3,768,586
           48,048  International Flavors & Fragrances, Inc.         3,708,825
          260,962  Intrepid Potash, Inc.                            4,804,310
          393,779  Kronos Worldwide, Inc.                           6,962,013
           78,310  LyondellBasell Industries N.V., Class A          4,753,417
           22,856  Monsanto Co.                                     2,441,478
          102,000  Mosaic (The) Co.                                 6,282,180
            4,581  NewMarket Corp.                                  1,230,915
           18,021  PPG Industries, Inc.                             2,651,610
           74,798  Rockwood Holdings, Inc.                          4,853,642
           77,518  RPM International, Inc.                          2,511,583
           21,644  Sherwin-Williams (The) Co.                       3,963,233
           19,600  Valspar (The) Corp.                              1,250,872
           47,229  W.R. Grace & Co. (a)                             3,641,828
           40,302  Westlake Chemical Corp.                          3,350,708
                                                                -------------
                                                                   88,758,072
                                                                -------------
                   CONSTRUCTION MATERIALS -- 1.2%
           23,726  Martin Marietta Materials, Inc.                  2,396,089
                                                                -------------
                   CONTAINERS & PACKAGING -- 16.7%
           42,440  AptarGroup, Inc.                                 2,380,884
           25,558  Ball Corp.                                       1,127,619
           60,130  Bemis Co., Inc.                                  2,366,115
           29,173  Crown Holdings, Inc. (a)                         1,245,104
           45,099  Greif, Inc., Class A                             2,172,419
           66,754  MeadWestvaco Corp.                               2,301,678
          184,073  Owens-Illinois, Inc. (a)                         4,837,438
          108,567  Packaging Corp. of America                       5,163,447
           67,057  Rock Tenn Co., Class A                           6,715,088
           25,391  Silgan Holdings, Inc.                            1,215,467
          104,850  Sonoco Products Co.                              3,673,944
                                                                -------------
                                                                   33,199,203
                                                                -------------
                   MACHINERY -- 5.2%
          108,539  Timken (The) Co.                                 5,705,895


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   MACHINERY (CONTINUED)
           31,463  Valmont Industries, Inc.                     $   4,585,103
                                                                -------------
                                                                   10,290,998
                                                                -------------
                   METALS & MINING -- 21.4%
          576,355  Alcoa, Inc.                                      4,899,017
          115,464  Allegheny Technologies, Inc.                     3,115,219
           75,072  Carpenter Technology Corp.                       3,375,237
          315,640  Commercial Metals Co.                            4,614,657
          186,675  Freeport-McMoRan Copper & Gold, Inc.             5,680,520
          146,038  Newmont Mining Corp.                             4,731,631
           53,562  Nucor Corp.                                      2,336,374
           69,879  Reliance Steel & Aluminum Co.                    4,547,027
           32,481  Southern Copper Corp.                            1,082,592
          235,043  Steel Dynamics, Inc.                             3,535,047
          258,314  United States Steel Corp.                        4,597,989
                                                                -------------
                                                                   42,515,310
                                                                -------------
                   PAPER & FOREST PRODUCTS -- 3.4%
           78,869  Domtar Corp.                                     5,482,184
           26,105  International Paper Co.                          1,226,413
                                                                -------------
                                                                    6,708,597
                                                                -------------
                   TRADING COMPANIES & DISTRIBUTORS
                     -- 0.6%
           24,285  Fastenal Co.                                     1,191,179
                                                                -------------
                   TOTAL COMMON STOCKS -- 99.8%                   198,011,886
                   (Cost $188,595,276)

                   MONEY MARKET FUND -- 0.3%
          490,843  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (b)                                        490,843
                   (Cost $490,843)                              -------------

                   TOTAL INVESTMENTS -- 100.1%                    198,502,729
                   (Cost $189,086,119) (c)
                   NET OTHER ASSETS AND
                     LIABILITIES -- (0.1)%                           (139,249)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 198,363,480
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $15,368,109 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,951,499.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MATERIALS ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $198,011,886        $         --       $          --
Money Market Fund                490,843                  --                  --
                            ----------------------------------------------------
Total Investments           $198,502,729        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.0%
                   COMMUNICATIONS EQUIPMENT -- 8.7%
          601,281  Brocade Communications Systems, Inc. (a)     $   3,499,455
          163,377  Cisco Systems, Inc.                              3,417,847
          117,366  EchoStar Corp., Class A (a)                      4,608,963
           73,921  Harris Corp.                                     3,415,150
           45,888  Juniper Networks, Inc. (a)                         759,446
           53,428  Motorola Solutions, Inc.                         3,056,082
           77,909  Polycom, Inc. (a)                                  818,044
           12,890  QUALCOMM, Inc.                                     794,282
                                                                -------------
                                                                   20,369,269
                                                                -------------
                   COMPUTERS & PERIPHERALS -- 8.0%
          237,991  Dell, Inc.                                       3,189,079
           56,499  Diebold, Inc.                                    1,654,856
          125,585  NCR Corp. (a)                                    3,424,703
           49,959  NetApp, Inc. (a)                                 1,743,070
           15,598  SanDisk Corp. (a)                                  817,959
           36,450  Stratasys Ltd. (a)                               3,027,172
           89,370  Western Digital Corp.                            4,940,374
                                                                -------------
                                                                   18,797,213
                                                                -------------
                   ELECTRONIC EQUIPMENT, INSTRUMENTS &
                     COMPONENTS -- 18.2%
           36,755  Amphenol Corp., Class A                          2,775,738
          113,372  Arrow Electronics, Inc. (a)                      4,447,584
          127,272  Avnet, Inc. (a)                                  4,168,158
          337,907  Corning, Inc.                                    4,899,651
          103,004  Dolby Laboratories, Inc., Class A                3,383,681
          229,690  Ingram Micro, Inc., Class A (a)                  4,090,779
           26,166  IPG Photonics Corp.                              1,666,251
          248,170  Jabil Circuit, Inc.                              4,417,426
          117,233  Molex, Inc.                                      3,232,114
           99,519  Tech Data Corp. (a)                              4,650,523
          337,907  Vishay Intertechnology, Inc. (a)                 4,744,214
                                                                -------------
                                                                   42,476,119
                                                                -------------
                   INTERNET & CATALOG RETAIL -- 1.5%
          571,017  Groupon, Inc. (a)                                3,483,204
                                                                -------------
                   INTERNET SOFTWARE & SERVICES -- 10.5%
           77,439  Akamai Technologies, Inc. (a)                    3,400,347
          117,394  AOL, Inc.                                        4,536,104
            7,922  Equinix, Inc. (a)                                1,696,100
            2,125  Google, Inc., Class A (a)                        1,752,211
           38,761  IAC/InterActiveCorp                              1,824,480
           25,945  LinkedIn Corp., Class A (a)                      4,983,775
           35,978  Verisign, Inc. (a)                               1,657,507
          191,667  Yahoo!, Inc. (a)                                 4,739,925
                                                                -------------
                                                                   24,590,449
                                                                -------------
                   IT SERVICES -- 9.4%
           94,664  Amdocs Ltd.                                      3,379,505


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   IT SERVICES (CONTINUED)
           11,089  Cognizant Technology Solutions Corp.,
                     Class A (a)                                $     718,567
           55,727  Computer Sciences Corp.                          2,610,810
           48,045  DST Systems, Inc.                                3,322,312
           49,604  Gartner, Inc. (a)                                2,869,591
            4,011  International Business Machines Corp.              812,388
           60,021  NeuStar, Inc., Class A (a)                       2,633,121
          327,584  SAIC, Inc.                                       4,894,105
           40,118  VeriFone Systems, Inc. (a)                         861,735
                                                                -------------
                                                                   22,102,134
                                                                -------------
                   SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                     -- 22.1%
           37,472  Analog Devices, Inc.                             1,648,393
          124,748  Atmel Corp. (a)                                    807,120
           96,304  Avago Technologies Ltd.                          3,077,876
           49,727  Broadcom Corp., Class A                          1,790,172
          198,141  Fairchild Semiconductor International,
                     Inc. (a)                                       2,556,019
          188,206  Freescale Semiconductor Ltd. (a)                 2,913,429
          210,183  Intel Corp.                                      5,033,883
           65,990  KLA-Tencor Corp.                                 3,579,957
           66,245  Lam Research Corp. (a)                           3,061,844
           22,991  Linear Technology Corp.                            839,171
          129,897  LSI Corp. (a)                                      849,526
          327,551  Marvell Technology Group Ltd.                    3,524,449
           53,212  Maxim Integrated Products, Inc.                  1,645,847
           23,455  Microchip Technology, Inc.                         854,231
          181,412  Micron Technology, Inc. (a)                      1,708,901
          362,953  NVIDIA Corp.                                     4,997,863
           41,953  Silicon Laboratories, Inc. (a)                   1,665,954
          160,533  Skyworks Solutions, Inc. (a)                     3,542,963
          284,367  Teradyne, Inc. (a)                               4,674,993
           77,198  Texas Instruments, Inc.                          2,795,340
                                                                -------------
                                                                   51,567,931
                                                                -------------
                   SOFTWARE -- 19.9%
          311,934  Activision Blizzard, Inc.                        4,663,413
           62,296  Adobe Systems, Inc. (a)                          2,808,304
           33,992  ANSYS, Inc. (a)                                  2,748,593
           42,610  Autodesk, Inc. (a)                               1,677,982
           36,981  BMC Software, Inc. (a)                           1,681,896
          136,952  CA, Inc.                                         3,693,595
           62,466  Cadence Design Systems, Inc. (a)                   862,031
           11,911  Citrix Systems, Inc. (a)                           740,507
          218,303  Compuware Corp. (a)                              2,619,636
           12,595  Concur Technologies, Inc. (a)                      920,820
           94,985  Electronic Arts, Inc. (a)                        1,672,686
           37,027  Fortinet, Inc. (a)                                 665,005
           13,069  Intuit, Inc.                                       779,435
           18,818  MICROS Systems, Inc. (a)                           798,071
           43,138  NetSuite, Inc. (a)                               3,794,419


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TECHNOLOGY ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS (CONTINUED)
                   SOFTWARE (CONTINUED)
           80,797  Rovi Corp. (a)                               $   1,889,842
           38,811  Salesforce.com, Inc. (a)                         1,595,520
           46,353  Solarwinds, Inc. (a)                             2,357,050
           46,776  Solera Holdings, Inc.                            2,693,362
          139,134  Symantec Corp. (a)                               3,380,956
           48,000  Synopsys, Inc. (a)                               1,707,360
          855,250  Zynga, Inc., Class A (a)                         2,728,248
                                                                -------------
                                                                   46,478,731
                                                                --------------
                   WIRELESS TELECOMMUNICATION SERVICES
                     -- 1.7%
           12,186  Crown Castle International Corp. (a)               938,322
           37,482  SBA Communications Corp., Class A (a)            2,960,703
                                                                -------------
                                                                    3,899,025
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.0%                  233,764,075
                   (Cost $217,033,527)

                   MONEY MARKET FUND -- 0.1%
          265,912  Morgan Stanley Institutional
                     Liquidity Fund - Treasury Portfolio
                     - Institutional Class - 0.03% (b)                265,912
                   (Cost $265,912)                              -------------

                   TOTAL INVESTMENTS -- 100.1%                    234,029,987
                   (Cost $217,299,439) (c)
                   NET OTHER ASSETS AND
                     LIABILITIES -- (0.1)%                           (209,666)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 233,820,321
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $21,805,986 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,075,438.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $233,764,075        $         --       $          --
Money Market Fund                265,912                  --                  --
                            ----------------------------------------------------
Total Investments           $234,029,987        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   COMMON STOCKS -- 100.1%
                   DIVERSIFIED TELECOMMUNICATION SERVICES
                     -- 9.6%
           75,245  AT&T, Inc.                                   $   2,818,678
          201,009  CenturyLink, Inc.                                7,551,908
        1,796,699  Frontier Communications Corp.                    7,474,268
           25,626  Verizon Communications, Inc.                     1,381,497
                                                                -------------
                                                                   19,226,351
                                                                -------------
                   ELECTRIC UTILITIES -- 36.4%
           86,685  American Electric Power Co., Inc.                4,458,210
           17,440  Duke Energy Corp.                                1,311,488
          111,049  Edison International                             5,974,436
          110,540  Entergy Corp.                                    7,873,764
           81,573  Exelon Corp.                                     3,059,803
           66,670  FirstEnergy Corp.                                3,106,822
          243,620  Great Plains Energy, Inc.                        5,878,551
           45,914  Hawaiian Electric Industries, Inc.               1,299,366
           16,279  NextEra Energy, Inc.                             1,335,366
          350,530  NV Energy, Inc.                                  7,581,964
           17,968  OGE Energy Corp.                                 1,301,422
          260,972  Pepco Holdings, Inc.                             5,897,967
           72,915  Pinnacle West Capital Corp.                      4,440,524
          179,382  PPL Corp.                                        5,987,771
           59,967  Southern (The) Co.                               2,892,209
          169,511  Westar Energy, Inc.                              5,926,105
          142,132  Xcel Energy, Inc.                                4,518,376
                                                                -------------
                                                                   72,844,144
                                                                -------------
                   GAS UTILITIES -- 5.8%
          100,726  AGL Resources, Inc.                              4,416,835
           66,292  Atmos Energy Corp.                               2,941,376
           20,655  National Fuel Gas Co.                            1,295,482
           73,296  UGI Corp.                                        3,003,670
                                                                -------------
                                                                   11,657,363
                                                                -------------
                   INDEPENDENT POWER PRODUCERS & ENERGY
                     TRADERS -- 3.7%
          264,419  NRG Energy, Inc.                                 7,369,358
                                                                -------------
                   MULTI-UTILITIES -- 25.8%
           84,221  Alliant Energy Corp.                             4,506,666
           52,994  CenterPoint Energy, Inc.                         1,307,892
           45,368  CMS Energy Corp.                                 1,358,318
           69,251  Consolidated Edison, Inc.                        4,407,826
           61,476  DTE Energy Co.                                   4,480,371
           72,276  Integrys Energy Group, Inc.                      4,449,310
           96,086  NiSource, Inc.                                   2,952,723
          125,322  PG&E Corp.                                       6,070,598
          164,006  Public Service Enterprise Group, Inc.            6,004,260
           54,861  SCANA Corp.                                      2,973,466
           15,781  Sempra Energy                                    1,307,456
          315,457  TECO Energy, Inc.                                6,034,692
          119,272  Vectren Corp.                                    4,479,856


SHARES             DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

                   MULTI-UTILITIES (CONTINUED)
           29,635  Wisconsin Energy Corp.                       $   1,331,797
                                                                -------------
                                                                   51,665,231
                                                                -------------
                   OIL, GAS & CONSUMABLE FUELS -- 3.2%
          136,591  Energen Corp.                                    6,477,145
                                                                -------------
                   WATER UTILITIES -- 4.3%
           67,916  American Water Works Co., Inc.                   2,844,322
          178,981  Aqua America, Inc.                               5,679,067
                                                                -------------
                                                                    8,523,389
                                                                -------------
                   WIRELESS TELECOMMUNICATION SERVICES
                     -- 11.3%
          657,897  MetroPCS Communications, Inc. (a)                7,789,500
          332,723  Telephone & Data Systems, Inc.                   7,466,304
          192,822  United States Cellular Corp. (a)                 7,412,078
                                                                -------------
                                                                   22,667,882
                                                                -------------
                   TOTAL COMMON STOCKS -- 100.1%                  200,430,863
                   (Cost $182,135,840)

                   MONEY MARKET FUND -- 0.1%
          209,177  Morgan Stanley Institutional
                     Liquidity Fund - Treasury
                     Portfolio - Institutional Class -
                     0.03% (b)                                        209,177
                   (Cost $209,177)                              -------------

                   TOTAL INVESTMENTS -- 100.2%                    200,640,040
                   (Cost $182,345,017) (c)
                   NET OTHER ASSETS AND
                    LIABILITIES -- (0.2)%                            (402,916)
                                                                -------------
                   NET ASSETS -- 100.0%                         $ 200,237,124
                                                                =============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,719,543 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,424,520.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST UTILITIES ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $200,430,863        $         --        $         --
Money Market Fund                209,177                  --                  --
                            ----------------------------------------------------
Total Investments           $200,640,040        $         --        $         --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
SECTOR FUNDS
APRIL 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or a Style Fund, each type having a separate report. This report covers the nine Sector Funds (each a "Fund" and collectively the "Funds") listed below:

      First Trust Consumer Discretionary AlphaDEX(R) Fund - (NYSE Arca, Inc.
         ("NYSE Arca") ticker "FXD")
      First Trust Consumer Staples AlphaDEX(R) Fund - (NYSE Arca ticker "FXG") First Trust Energy AlphaDEX(R) Fund - (NYSE Arca ticker "FXN")
      First Trust Financials AlphaDEX(R) Fund - (NYSE Arca ticker "FXO")
      First Trust Health Care AlphaDEX(R) Fund - (NYSE Arca ticker "FXH") First Trust Industrials/Producer Durables AlphaDEX(R) Fund - (NYSE Arca
         ticker "FXR")
      First Trust Materials AlphaDEX(R) Fund - (NYSE Arca ticker "FXZ")
      First Trust Technology AlphaDEX(R) Fund - (NYSE Arca ticker "FXL")
      First Trust Utilities AlphaDEX(R) Fund - (NYSE Arca ticker "FXU")


                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
APRIL 30, 2013 (UNAUDITED)

market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o  Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

SECTOR FUNDS
APRIL 30, 2013 (UNAUDITED)

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At April 30, 2013, only FXD and FXN have securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
SECTOR FUNDS
APRIL 30, 2013 (UNAUDITED)


                             LICENSING INFORMATION

Each of the StrataQuant(R) Consumer Discretionary Index, StrataQuant(R) Consumer Staples Index, StrataQuant(R) Energy Index, StrataQuant(R) Financials Index, StrataQuant(R) Health Care Index, StrataQuant(R) Industrials Index, StrataQuant(R) Materials Index, StrataQuant(R) Technology Index and StrataQuant(R) Utilities Index (the "StrataQuant(R) Series") is a registered trademark of the NYSE Euronext or its affiliates ("NYSE Euronext") and is licensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by NYSE Euronext. NYSE Euronext makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or the Funds particularly or as to the result to be obtained by any person from the use of the StrataQuant(R) Series in connection with the trading of the Funds.

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.6%
       20,362  Boeing (The) Co.                                $    1,861,291
       18,558  Honeywell International, Inc.                        1,364,755
       21,599  L-3 Communications Holdings, Inc.                    1,754,919
        3,623  Lockheed Martin Corp.                                  359,003
       24,912  Northrop Grumman Corp.                               1,886,835
        1,843  Precision Castparts Corp.                              352,548
       23,780  Raytheon Co.                                         1,459,616
        5,537  Rockwell Collins, Inc.                                 348,388
       23,452  Textron, Inc.                                          603,889
        3,739  United Technologies Corp.                              341,333
                                                               --------------
                                                                   10,332,577
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.6%
        5,882  C.H. Robinson Worldwide, Inc.                          349,332
       14,239  FedEx Corp.                                          1,338,609
        8,136  United Parcel Service, Inc., Class B                   698,394
                                                               --------------
                                                                    2,386,335
                                                               --------------
               AIRLINES -- 0.4%
      129,658  Southwest Airlines Co.                               1,776,315
                                                               --------------
               AUTO COMPONENTS -- 0.6%
       39,363  Delphi Automotive PLC                                1,818,964
       19,937  Johnson Controls, Inc.                                 697,995
                                                               --------------
                                                                    2,516,959
                                                               --------------
               AUTOMOBILES -- 0.4%
       79,748  Ford Motor Co.                                       1,093,345
        6,562  Harley-Davidson, Inc.                                  358,613
                                                               --------------
                                                                    1,451,958
                                                               --------------
               BEVERAGES -- 1.0%
       28,400  Coca-Cola Enterprises, Inc.                          1,040,292
       29,352  Constellation Brands, Inc., Class A (a)              1,448,521
       21,430  Molson Coors Brewing Co., Class B                    1,105,788
        4,417  PepsiCo, Inc.                                          364,270
                                                               --------------
                                                                    3,958,871
                                                               --------------
               BIOTECHNOLOGY -- 1.8%
       13,638  Amgen, Inc.                                          1,421,216
        9,057  Biogen Idec, Inc. (a)                                1,982,849
       15,082  Celgene Corp. (a)                                    1,780,732
       35,717  Gilead Sciences, Inc. (a)                            1,808,709
                                                               --------------
                                                                    6,993,506
                                                               --------------
               BUILDING PRODUCTS -- 0.4%
       86,307  Masco Corp.                                          1,677,808
                                                               --------------
               CAPITAL MARKETS -- 1.7%
       18,988  Ameriprise Financial, Inc.                           1,415,176


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS (CONTINUED)
       37,466  Bank of New York Mellon (The) Corp.             $    1,057,290
        4,084  BlackRock, Inc.                                      1,088,386
        4,635  Franklin Resources, Inc.                               716,849
        7,127  Goldman Sachs Group (The), Inc.                      1,041,041
       12,067  Invesco Ltd.                                           383,007
        5,918  State Street Corp.                                     346,025
        9,340  T. Rowe Price Group, Inc.                              677,150
                                                               --------------
                                                                    6,724,924
                                                               --------------
               CHEMICALS -- 2.7%
       12,035  Air Products & Chemicals, Inc.                       1,046,564
        7,053  Airgas, Inc.                                           681,672
       10,980  Dow Chemical (The) Co.                                 372,332
       20,012  Eastman Chemical Co.                                 1,333,800
       17,440  Ecolab, Inc.                                         1,475,773
       13,674  International Flavors & Fragrances, Inc.             1,055,496
       22,092  LyondellBasell Industries N.V., Class A              1,340,984
        6,620  Monsanto Co.                                           707,148
        5,222  PPG Industries, Inc.                                   768,365
        3,136  Praxair, Inc.                                          358,445
        6,209  Sherwin-Williams (The) Co.                           1,136,930
        4,503  Sigma-Aldrich Corp.                                    354,341
                                                               --------------
                                                                   10,631,850
                                                               --------------
               COMMERCIAL BANKS -- 2.5%
       33,406  BB&T Corp.                                           1,027,903
       19,450  Comerica, Inc.                                         705,062
       64,298  Fifth Third Bancorp                                  1,094,995
       47,303  Huntington Bancshares, Inc.                            339,163
      105,288  KeyCorp                                              1,049,721
        6,774  M&T Bank Corp.                                         678,755
       15,772  PNC Financial Services Group, Inc.                   1,070,603
      128,043  Regions Financial Corp.                              1,087,085
       48,532  SunTrust Banks, Inc.                                 1,419,561
       28,348  Wells Fargo & Co.                                    1,076,657
       13,989  Zions Bancorporation                                   344,409
                                                               --------------
                                                                    9,893,914
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.3%
       21,426  ADT (The) Corp.                                        935,031
        7,918  Cintas Corp.                                           355,281
        9,628  Iron Mountain, Inc.                                    364,516
       23,521  Pitney Bowes, Inc.                                     321,532
       42,368  Republic Services, Inc.                              1,443,901
        9,877  Stericycle, Inc. (a)                                 1,069,877
       17,833  Waste Management, Inc.                                 730,796
                                                               --------------
                                                                    5,220,934
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMUNICATIONS EQUIPMENT -- 0.9%
       83,582  Cisco Systems, Inc.                             $    1,748,536
       37,716  Harris Corp.                                         1,742,479
                                                               --------------
                                                                    3,491,015
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.3%
       97,570  Dell, Inc.                                           1,307,438
       10,229  NetApp, Inc. (a)                                       356,890
       47,806  Seagate Technology PLC                               1,754,480
       34,760  Western Digital Corp.                                1,921,533
                                                               --------------
                                                                    5,340,341
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.5%
       12,430  Jacobs Engineering Group, Inc. (a)                     627,466
       48,925  Quanta Services, Inc. (a)                            1,344,459
                                                               --------------
                                                                    1,971,925
                                                               --------------
               CONSUMER FINANCE -- 1.3%
       15,548  American Express Co.                                 1,063,639
       25,448  Capital One Financial Corp.                          1,470,385
       23,389  Discover Financial Services                          1,023,035
       68,273  SLM Corp.                                            1,409,837
                                                               --------------
                                                                    4,966,896
                                                               --------------
               CONTAINERS & PACKAGING -- 0.8%
        7,347  Ball Corp.                                             324,150
       34,646  Bemis Co., Inc.                                      1,363,320
       72,490  Sealed Air Corp.                                     1,603,479
                                                               --------------
                                                                    3,290,949
                                                               --------------
               DISTRIBUTORS -- 0.1%
        4,478  Genuine Parts Co.                                      341,806
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.8%
      100,504  Apollo Group, Inc., Class A (a)                      1,846,258
       47,528  H&R Block, Inc.                                      1,318,427
                                                               --------------
                                                                    3,164,685
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.0%
       28,700  Bank of America Corp.                                  353,297
       15,805  Citigroup, Inc.                                        737,461
        5,696  CME Group, Inc.                                        346,658
        4,290  IntercontinentalExchange, Inc. (a)                     698,970
       29,460  JPMorgan Chase & Co.                                 1,443,835
       63,717  Leucadia National Corp.                              1,968,218
       13,111  Moody's Corp.                                          797,804
       43,287  NASDAQ OMX Group (The), Inc.                         1,276,101
        9,044  NYSE Euronext                                          350,998
                                                               --------------
                                                                    7,973,342
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.5%
       19,055  AT&T, Inc.                                      $      713,800
       49,749  CenturyLink, Inc.                                    1,869,070
      439,134  Frontier Communications Corp.                        1,826,798
       21,337  Verizon Communications, Inc.                         1,150,278
       43,968  Windstream Corp.                                       374,607
                                                               --------------
                                                                    5,934,553
                                                               --------------
               ELECTRIC UTILITIES -- 4.0%
       28,752  American Electric Power Co., Inc.                    1,478,715
        9,632  Duke Energy Corp.                                      724,327
       27,788  Edison International                                 1,494,995
       27,636  Entergy Corp.                                        1,968,512
       30,412  Exelon Corp.                                         1,140,754
       24,849  FirstEnergy Corp.                                    1,157,963
        8,999  NextEra Energy, Inc.                                   738,188
        8,043  Northeast Utilities                                    364,589
       65,336  Pepco Holdings, Inc.                                 1,476,594
       24,153  Pinnacle West Capital Corp.                          1,470,918
       44,656  PPL Corp.                                            1,490,617
       14,901  Southern (The) Co.                                     718,675
       47,080  Xcel Energy, Inc.                                    1,496,673
                                                               --------------
                                                                   15,721,520
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.6%
       17,118  Eaton Corp. PLC                                      1,051,216
        6,255  Emerson Electric Co.                                   347,215
        4,051  Rockwell Automation, Inc.                              343,444
        5,492  Roper Industries, Inc.                                 657,118
                                                               --------------
                                                                    2,398,993
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 2.2%
       18,727  Amphenol Corp., Class A                              1,414,263
      131,114  Corning, Inc.                                        1,901,153
       40,315  FLIR Systems, Inc.                                     980,058
       94,574  Jabil Circuit, Inc.                                  1,683,417
       47,756  Molex, Inc.                                          1,316,633
       33,346  TE Connectivity Ltd.                                 1,452,218
                                                               --------------
                                                                    8,747,742
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.2%
       15,060  Baker Hughes, Inc.                                     683,573
       21,443  Cameron International Corp. (a)                      1,319,817
       25,124  Diamond Offshore Drilling, Inc.                      1,736,068
       29,132  Ensco PLC, Class A                                   1,680,334
       25,709  FMC Technologies, Inc. (a)                           1,395,999
       43,250  Halliburton Co.                                      1,849,802
       28,792  Helmerich & Payne, Inc.                              1,687,787
      107,750  Nabors Industries Ltd.                               1,593,623
       24,700  National Oilwell Varco, Inc.                         1,610,934
       45,812  Noble Corp.                                          1,717,950


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       39,543  Rowan Cos. PLC, Class A (a)                     $    1,286,334
        4,665  Schlumberger Ltd.                                      347,216
                                                               --------------
                                                                   16,909,437
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.4%
        6,591  Costco Wholesale Corp.                                 714,662
       19,071  CVS Caremark Corp.                                   1,109,551
       10,549  Kroger (The) Co.                                       362,674
       53,065  Safeway, Inc.                                        1,195,024
        9,937  Sysco Corp.                                            346,404
       14,664  Walgreen Co.                                           726,015
       14,014  Wal-Mart Stores, Inc.                                1,089,168
                                                               --------------
                                                                    5,543,498
                                                               --------------
               FOOD PRODUCTS -- 3.5%
       41,451  Archer-Daniels-Midland Co.                           1,406,847
       38,534  Campbell Soup Co.                                    1,788,363
        9,758  ConAgra Foods, Inc.                                    345,140
       35,444  General Mills, Inc.                                  1,787,087
       19,346  H. J. Heinz Co.                                      1,401,037
       15,971  Hershey (The) Co.                                    1,423,974
        8,461  Hormel Foods Corp.                                     349,186
       10,576  J.M. Smucker (The) Co.                               1,091,761
       21,699  Kellogg Co.                                          1,411,303
       19,013  McCormick & Co., Inc.                                1,367,795
       70,416  Tyson Foods, Inc., Class A                           1,734,346
                                                               --------------
                                                                   14,106,839
                                                               --------------
               GAS UTILITIES -- 0.4%
       33,331  AGL Resources, Inc.                                  1,461,564
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
       49,483  Abbott Laboratories                                  1,826,912
        4,813  Baxter International, Inc.                             336,284
       10,970  Becton, Dickinson & Co.                              1,034,471
      179,025  Boston Scientific Corp. (a)                          1,340,897
        6,936  C. R. Bard, Inc.                                       689,161
       19,981  CareFusion Corp. (a)                                   668,165
       10,307  Covidien PLC                                           657,999
        8,241  DENTSPLY International, Inc.                           349,006
       22,330  Medtronic, Inc.                                      1,042,364
       25,933  St. Jude Medical, Inc.                               1,068,958
       10,719  Stryker Corp.                                          702,952
        4,854  Varian Medical Systems, Inc. (a)                       316,190
       18,590  Zimmer Holdings, Inc.                                1,421,206
                                                               --------------
                                                                   11,454,565
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 3.6%
       27,352  Aetna, Inc.                                          1,571,099
       25,199  Cardinal Health, Inc.                                1,114,300
       16,813  Cigna Corp.                                          1,112,516


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
       29,728  Coventry Health Care, Inc.                      $    1,473,022
        8,840  DaVita HealthCare Partners, Inc. (a)                 1,048,866
        6,061  Express Scripts Holding Co. (a)                        359,842
       25,290  Humana, Inc.                                         1,874,242
       11,629  Laboratory Corp. of America Holdings (a)             1,085,684
        3,237  McKesson Corp.                                         342,539
       12,386  Quest Diagnostics, Inc.                                697,703
       30,551  UnitedHealth Group, Inc.                             1,830,921
       26,391  WellPoint, Inc.                                      1,924,432
                                                               --------------
                                                                   14,435,166
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.4%
       14,756  Cerner Corp. (a)                                     1,427,938
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 1.6%
       40,762  Carnival Corp.                                       1,406,697
       20,290  Darden Restaurants, Inc.                             1,047,573
       42,368  International Game Technology                          718,137
        8,277  Marriott International, Inc., Class A                  356,408
        3,505  McDonald's Corp.                                       358,001
       10,972  Starwood Hotels & Resorts Worldwide, Inc.              707,913
       27,107  Wyndham Worldwide Corp.                              1,628,588
        4,858  Yum! Brands, Inc.                                      330,927
                                                               --------------
                                                                    6,554,244
                                                               --------------
               HOUSEHOLD DURABLES -- 3.2%
       71,926  D.R. Horton, Inc.                                    1,875,830
       52,898  Garmin Ltd.                                          1,855,662
       39,159  Harman International Industries, Inc.                1,750,799
       51,740  Leggett & Platt, Inc.                                1,668,098
       33,711  Lennar Corp., Class A                                1,389,567
       66,963  Newell Rubbermaid, Inc.                              1,763,805
       86,349  PulteGroup, Inc. (a)                                 1,812,466
        5,904  Whirlpool Corp.                                        674,709
                                                               --------------
                                                                   12,790,936
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.7%
       15,796  Clorox (The) Co.                                     1,362,405
       10,706  Kimberly-Clark Corp.                                 1,104,752
        4,538  Procter & Gamble (The) Co.                             348,382
                                                               --------------
                                                                    2,815,539
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.5%
       65,979  NRG Energy, Inc.                                     1,838,835
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
        6,579  3M Co.                                                 688,887


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INDUSTRIAL CONGLOMERATES (CONTINUED)
       11,249  Danaher Corp.                                   $      685,514
       30,235  General Electric Co.                                   673,938
                                                               --------------
                                                                    2,048,339
                                                               --------------
               INSURANCE -- 4.0%
       11,785  ACE Ltd.                                             1,050,515
       20,161  Aflac, Inc.                                          1,097,565
       21,371  Allstate (The) Corp.                                 1,052,735
       45,024  American International Group, Inc. (a)               1,864,894
       11,365  Aon PLC                                                685,878
       31,064  Assurant, Inc.                                       1,476,783
        7,989  Chubb (The) Corp.                                      703,591
       34,955  Genworth Financial, Inc., Class A (a)                  350,599
       42,874  Lincoln National Corp.                               1,458,145
        9,206  Marsh & McLennan Cos., Inc.                            349,920
       20,542  Principal Financial Group, Inc.                        741,566
       11,855  Prudential Financial, Inc.                             716,279
       17,534  Torchmark Corp.                                      1,088,335
       12,455  Travelers (The) Cos., Inc.                           1,063,781
       49,493  Unum Group                                           1,380,360
       23,071  XL Group PLC                                           718,431
                                                               --------------
                                                                   15,799,377
                                                               --------------
               INTERNET & CATALOG RETAIL -- 1.3%
        2,621  Amazon.com, Inc. (a)                                   665,236
       11,652  Expedia, Inc.                                          650,648
        9,227  Netflix, Inc. (a)                                    1,993,678
       33,280  TripAdvisor, Inc. (a)                                1,749,862
                                                               --------------
                                                                    5,059,424
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 0.6%
       12,893  eBay, Inc. (a)                                         675,464
          441  Google, Inc., Class A (a)                              363,635
        7,392  Verisign, Inc. (a)                                     340,550
       44,568  Yahoo!, Inc. (a)                                     1,102,167
                                                               --------------
                                                                    2,481,816
                                                               --------------
               IT SERVICES -- 2.8%
        9,202  Accenture PLC, Class A                                 749,411
        5,373  Automatic Data Processing, Inc.                        361,818
       35,499  Computer Sciences Corp.                              1,663,128
       26,467  Fidelity National Information Services, Inc.         1,112,937
        7,962  Fiserv, Inc. (a)                                       725,418
        3,276  International Business Machines Corp.                  663,521
        1,295  MasterCard, Inc., Class A                              716,044
      128,987  SAIC, Inc.                                           1,927,066
       56,423  Total System Services, Inc.                          1,332,711


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES (CONTINUED)
        6,175  Visa, Inc., Class A                             $    1,040,241
       69,723  Western Union Co.                                    1,032,598
                                                               --------------
                                                                   11,324,893
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.4%
        7,958  Hasbro, Inc.                                           376,970
       23,947  Mattel, Inc.                                         1,093,420
                                                               --------------
                                                                    1,470,390
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.1%
       21,634  Life Technologies Corp. (a)                          1,594,210
       20,779  PerkinElmer, Inc.                                      636,876
       22,847  Thermo Fisher Scientific, Inc.                       1,843,296
        3,721  Waters Corp. (a)                                       343,820
                                                               --------------
                                                                    4,418,202
                                                               --------------
               MACHINERY -- 3.0%
       16,078  Caterpillar, Inc.                                    1,361,324
        8,129  Deere & Co.                                            725,920
       14,392  Dover Corp.                                            992,760
       10,419  Flowserve Corp.                                      1,647,452
       19,064  Ingersoll-Rand PLC                                   1,025,643
       29,367  Joy Global, Inc.                                     1,659,823
       20,740  PACCAR, Inc.                                         1,032,437
       15,265  Parker Hannifin Corp.                                1,352,021
       13,256  Pentair Ltd.                                           720,464
        8,455  Snap-on, Inc.                                          728,821
       25,365  Xylem, Inc.                                            703,879
                                                               --------------
                                                                   11,950,544
                                                               --------------
               MEDIA -- 3.5%
       29,945  CBS Corp., Class B                                   1,370,882
       33,285  Comcast Corp., Class A                               1,374,671
       12,352  DIRECTV (a)                                            698,629
       17,756  Discovery Communications, Inc., Class A (a)          1,399,528
       79,913  Gannett Co., Inc.                                    1,611,046
       80,481  Interpublic Group of Cos. (The), Inc.                1,113,857
       45,812  News Corp., Class A                                  1,418,798
       17,801  Omnicom Group, Inc.                                  1,063,966
        5,436  Scripps Networks Interactive, Class A                  361,929
       24,269  Time Warner, Inc.                                    1,450,801
       11,352  Viacom, Inc., Class B                                  726,414
       12,312  Walt Disney (The) Co.                                  773,686
        1,565  Washington Post (The) Co., Class B                     693,827
                                                               --------------
                                                                   14,058,034
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               METALS & MINING -- 1.7%
      164,112  Alcoa, Inc.                                     $    1,394,952
       33,072  Allegheny Technologies, Inc.                           892,283
       52,805  Freeport-McMoRan Copper & Gold, Inc.                 1,606,856
       41,720  Newmont Mining Corp.                                 1,351,728
        7,575  Nucor Corp.                                            330,421
       71,705  United States Steel Corp.                            1,276,349
                                                               --------------
                                                                    6,852,589
                                                               --------------
               MULTILINE RETAIL -- 1.4%
       13,821  Dollar General Corp. (a)                               719,936
       14,437  Dollar Tree, Inc. (a)                                  686,624
       37,890  Kohl's Corp.                                         1,783,103
       33,416  Macy's, Inc.                                         1,490,353
       15,323  Target Corp.                                         1,081,191
                                                               --------------
                                                                    5,761,207
                                                               --------------
               MULTI-UTILITIES -- 3.4%
       29,179  CenterPoint Energy, Inc.                               720,138
       25,023  CMS Energy Corp.                                       749,189
       17,185  Consolidated Edison, Inc.                            1,093,825
       20,460  DTE Energy Co.                                       1,491,125
       24,044  Integrys Energy Group, Inc.                          1,480,149
       35,739  NiSource, Inc.                                       1,098,259
       31,403  PG&E Corp.                                           1,521,161
       40,716  Public Service Enterprise Group, Inc.                1,490,613
       20,497  SCANA Corp.                                          1,110,937
        8,745  Sempra Energy                                          724,523
       78,462  TECO Energy, Inc.                                    1,500,978
       16,301  Wisconsin Energy Corp.                                 732,567
                                                               --------------
                                                                   13,713,464
                                                               --------------
               OFFICE ELECTRONICS -- 0.4%
      203,231  Xerox Corp.                                          1,743,722
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 8.4%
       15,992  Anadarko Petroleum Corp.                             1,355,482
       22,648  Apache Corp.                                         1,673,234
       25,848  Cabot Oil & Gas Corp.                                1,758,956
       51,377  Chesapeake Energy Corp.                              1,003,907
       14,710  Chevron Corp.                                        1,794,767
       29,078  ConocoPhillips                                       1,757,765
       31,160  CONSOL Energy, Inc.                                  1,048,222
       18,739  Denbury Resources, Inc. (a)                            335,241
       18,588  Devon Energy Corp.                                   1,023,455
        2,730  EOG Resources, Inc.                                    330,767
        5,156  EQT Corp.                                              387,319
       19,394  Exxon Mobil Corp.                                    1,725,872
       24,406  Hess Corp.                                           1,761,625
       51,829  Marathon Oil Corp.                                   1,693,253
       19,508  Marathon Petroleum Corp.                             1,528,647
       27,423  Murphy Oil Corp.                                     1,702,694


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        9,064  Noble Energy, Inc.                              $    1,026,861
       22,302  Occidental Petroleum Corp.                           1,990,677
       24,981  Phillips 66                                          1,522,592
        5,623  Pioneer Natural Resources Co.                          687,299
       43,914  QEP Resources, Inc.                                  1,260,771
       17,253  Range Resources Corp.                                1,268,441
       11,365  Spectra Energy Corp.                                   358,338
       29,852  Tesoro Corp.                                         1,594,097
       38,420  Valero Energy Corp.                                  1,549,094
       87,276  WPX Energy, Inc. (a)                                 1,364,124
                                                               --------------
                                                                   33,503,500
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.1%
        7,507  International Paper Co.                                352,679
                                                               --------------
               PHARMACEUTICALS -- 1.3%
       11,381  Actavis, Inc. (a)                                    1,203,313
        6,261  Allergan, Inc.                                         710,937
        8,487  Bristol-Myers Squibb Co.                               337,104
       12,314  Eli Lilly & Co.                                        681,949
        8,573  Johnson & Johnson                                      730,677
       24,157  Mylan, Inc. (a)                                        703,210
        2,945  Perrigo Co.                                            351,662
       12,114  Pfizer, Inc.                                           352,154
                                                               --------------
                                                                    5,071,006
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
        8,355  Dun & Bradstreet (The) Corp.                           739,000
       12,141  Equifax, Inc.                                          743,029
       46,566  Robert Half International, Inc.                      1,528,296
                                                               --------------
                                                                    3,010,325
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 1.4%
       11,404  Apartment Investment & Management Co., Class A         354,779
        7,007  HCP, Inc.                                              373,473
       10,296  Health Care REIT, Inc.                                 771,891
       15,606  Kimco Realty Corp.                                     371,111
       20,087  Plum Creek Timber Co., Inc.                          1,035,284
       14,324  Ventas, Inc.                                         1,140,620
       44,559  Weyerhaeuser Co.                                     1,359,495
                                                               --------------
                                                                    5,406,653
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
       69,219  CBRE Group, Inc., Class A (a)                        1,676,484
                                                               --------------
               ROAD & RAIL -- 1.1%
       42,576  CSX Corp.                                            1,046,944
       13,604  Norfolk Southern Corp.                               1,053,222
       23,403  Ryder System, Inc.                                   1,359,012


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ROAD & RAIL (CONTINUED)
        7,364  Union Pacific Corp.                             $    1,089,577
                                                               --------------
                                                                    4,548,755
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.7%
        9,856  Altera Corp.                                           315,491
        7,521  Analog Devices, Inc.                                   330,849
       25,933  Applied Materials, Inc.                                376,288
       12,963  First Solar, Inc. (a)                                  603,557
       16,860  Lam Research Corp. (a)                                 779,269
      140,100  Micron Technology, Inc. (a)                          1,319,742
      136,333  NVIDIA Corp.                                         1,877,305
       19,706  Texas Instruments, Inc.                                713,554
        9,159  Xilinx, Inc.                                           347,218
                                                               --------------
                                                                    6,663,273
                                                               --------------
               SOFTWARE -- 1.6%
       24,103  Adobe Systems, Inc. (a)                              1,086,563
        8,477  Autodesk, Inc. (a)                                     333,824
        7,546  BMC Software, Inc. (a)                                 343,192
       69,439  CA, Inc.                                             1,872,770
       36,651  Microsoft Corp.                                      1,213,148
        7,814  Salesforce.com, Inc. (a)                               321,234
       56,651  Symantec Corp. (a)                                   1,376,619
                                                               --------------
                                                                    6,547,350
                                                               --------------
               SPECIALTY RETAIL -- 2.9%
       15,134  Abercrombie & Fitch Co., Class A                       750,041
       23,968  AutoNation, Inc. (a)                                 1,090,784
          882  AutoZone, Inc. (a)                                     360,817
       16,280  Bed Bath & Beyond, Inc. (a)                          1,120,064
       41,911  CarMax, Inc. (a)                                     1,929,583
       29,624  Gap (The), Inc.                                      1,125,416
       15,026  Home Depot (The), Inc.                               1,102,157
       27,653  Lowe's Cos., Inc.                                    1,062,428
       10,223  O'Reilly Automotive, Inc. (a)                        1,097,132
        5,766  Ross Stores, Inc.                                      380,960
        5,028  Tiffany & Co.                                          370,463
       14,954  TJX (The) Cos., Inc.                                   729,307
        9,021  Urban Outfitters, Inc. (a)                             373,830
                                                               --------------
                                                                   11,492,982
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
       17,769  NIKE, Inc., Class B                                  1,130,108
        3,271  PVH Corp.                                              377,506
        4,167  VF Corp.                                               742,643
                                                               --------------
                                                                    2,250,257
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.2%
       52,016  People's United Financial, Inc.                        684,531
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.1%
        1,555  W.W. Grainger, Inc.                             $      383,261
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
      160,344  MetroPCS Communications, Inc. (a)                    1,898,473
      225,155  Sprint Nextel Corp. (a)                              1,587,343
                                                               --------------
                                                                    3,485,816
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      398,007,152
               (Cost $345,486,726)

               MONEY MARKET FUND -- 0.1%
      518,842  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class -
                 0.03% (b)                                            518,842
               (Cost $518,842)                                 --------------

               TOTAL INVESTMENTS -- 100.1%                        398,525,994
               (Cost $346,005,568) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (240,952)
                                                               --------------
               NET ASSETS -- 100.0%                            $  398,285,042
                                                               ==============


(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $55,672,956 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,152,530.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $398,007,152        $         --       $          --
Money Market Fund                518,842                  --                  --
                            ----------------------------------------------------
Total Investments           $398,525,994        $        --        $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                         VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.5%
       32,313  Alliant Techsystems, Inc.                       $    2,402,795
       38,811  B/E Aerospace, Inc. (a)                              2,435,002
       18,550  Esterline Technologies Corp. (a)                     1,391,992
      214,867  Exelis, Inc.                                         2,400,064
       23,843  Triumph Group, Inc.                                  1,905,056
                                                               --------------
                                                                   10,534,909
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.1%
       32,325  UTi Worldwide, Inc.                                    474,854
                                                               --------------
               AIRLINES -- 1.0%
       36,586  Alaska Air Group, Inc. (a)                           2,255,161
      271,292  JetBlue Airways Corp. (a)                            1,869,202
                                                               --------------
                                                                    4,124,363
                                                               --------------
               AUTOMOBILES -- 0.1%
       12,726  Thor Industries, Inc.                                  472,007
                                                               --------------
               BIOTECHNOLOGY -- 0.7%
        5,313  Regeneron Pharmaceuticals, Inc. (a)                  1,143,039
       15,378  United Therapeutics Corp. (a)                        1,026,943
        8,518  Vertex Pharmaceuticals, Inc. (a)                       654,352
                                                               --------------
                                                                    2,824,334
                                                               --------------
               BUILDING PRODUCTS -- 1.1%
       62,521  Fortune Brands Home & Security, Inc. (a)             2,275,139
       36,852  Lennox International, Inc.                           2,284,824
                                                               --------------
                                                                    4,559,963
                                                               --------------
               CAPITAL MARKETS -- 3.2%
        9,146  Affiliated Managers Group, Inc. (a)                  1,423,849
      279,892  Apollo Investment Corp.                              2,465,849
       33,566  Eaton Vance Corp.                                    1,338,612
       39,547  Federated Investors, Inc., Class B (b)                 907,999
      149,361  Janus Capital Group, Inc.                            1,332,300
       50,761  Raymond James Financial, Inc.                        2,102,521
       64,880  SEI Investments Co.                                  1,859,461
       42,761  Waddell & Reed Financial, Inc., Class A              1,833,164
                                                               --------------
                                                                   13,263,755
                                                               --------------
               CHEMICALS -- 3.2%
       14,973  Albemarle Corp.                                        917,096
        6,292  Ashland, Inc.                                          536,141
       68,418  Cabot Corp.                                          2,569,780
       12,632  Cytec Industries, Inc.                                 920,368
      124,736  Intrepid Potash, Inc.                                2,296,390
       33,821  Minerals Technologies, Inc.                          1,374,147
       74,223  Olin Corp.                                           1,793,970
       29,636  RPM International, Inc.                                960,206


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CHEMICALS (CONTINUED)
       47,882  Sensient Technologies Corp.                     $    1,884,157
                                                               --------------
                                                                   13,252,255
                                                               --------------
               COMMERCIAL BANKS -- 3.3%
       92,425  Associated Banc-Corp.                                1,318,905
       28,717  BancorpSouth, Inc.                                     459,472
        7,948  City National Corp.                                    454,864
       11,458  Commerce Bancshares, Inc.                              459,580
        7,478  Cullen/Frost Bankers, Inc.                             451,746
       36,458  East West Bancorp, Inc.                                887,023
      105,638  First Niagara Financial Group, Inc.                  1,004,617
       56,622  FirstMerit Corp.                                       969,935
       79,998  Fulton Financial Corp.                                 884,778
       30,266  Hancock Holding Co.                                    825,354
       67,492  International Bancshares Corp.                       1,309,345
        9,870  Prosperity Bancshares, Inc.                            453,428
        5,946  Signature Bank (a)                                     425,793
        6,597  SVB Financial Group (a)                                469,113
      168,953  Synovus Financial Corp.                                454,483
       37,423  Trustmark Corp.                                        918,735
       91,404  Valley National Bancorp (b)                            821,722
       57,867  Webster Financial Corp.                              1,352,352
                                                               --------------
                                                                   13,921,245
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
       16,563  Brink's (The) Co.                                      439,085
       27,311  Copart, Inc. (a)                                       962,713
       56,526  Deluxe Corp.                                         2,155,902
       67,649  Herman Miller, Inc.                                  1,697,313
       18,859  Mine Safety Appliances Co.                             905,232
       13,006  Waste Connections, Inc.                                493,578
                                                               --------------
                                                                    6,653,823
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.9%
       23,815  ADTRAN, Inc.                                           500,115
       29,229  Ciena Corp. (a)                                        437,266
       39,142  InterDigital, Inc.                                   1,738,296
       21,182  Plantronics, Inc.                                      928,195
                                                               --------------
                                                                    3,603,872
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.6%
       15,433  Diebold, Inc.                                          452,033
       88,632  Lexmark International, Inc., Class A (b)             2,686,436
       50,946  NCR Corp. (a)                                        1,389,297
      201,726  QLogic Corp. (a)                                     2,190,744
                                                               --------------
                                                                    6,718,510
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               CONSTRUCTION & ENGINEERING -- 0.7%
       29,397  Granite Construction, Inc.                      $      813,415
       49,359  URS Corp.                                            2,167,847
                                                               --------------
                                                                    2,981,262
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.2%
        9,176  Martin Marietta Materials, Inc.                        926,684
                                                               --------------
               CONTAINERS & PACKAGING -- 1.6%
       16,326  AptarGroup, Inc.                                       915,889
       17,452  Greif, Inc., Class A                                   840,663
       41,725  Packaging Corp. of America                           1,984,441
       10,081  Rock Tenn Co., Class A                               1,009,511
        9,911  Silgan Holdings, Inc.                                  474,440
       40,130  Sonoco Products Co.                                  1,406,155
                                                               --------------
                                                                    6,631,099
                                                               --------------
               DISTRIBUTORS -- 0.4%
       64,526  LKQ Corp. (a)                                        1,553,786
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.6%
       73,692  DeVry, Inc.                                          2,064,113
       26,825  Matthews International Corp., Class A                  987,428
      111,886  Service Corp. International                          1,888,636
       38,686  Strayer Education, Inc.                              1,832,169
                                                               --------------
                                                                    6,772,346
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.3%
       25,342  CBOE Holdings, Inc.                                    951,085
       13,793  MSCI, Inc. (a)                                         470,342
                                                               --------------
                                                                    1,421,427
                                                               --------------
               ELECTRIC UTILITIES -- 3.1%
       29,849  Cleco Corp.                                          1,478,122
       80,728  Great Plains Energy, Inc.                            1,947,967
       33,779  Hawaiian Electric Industries, Inc.                     955,946
       38,782  IDACORP, Inc.                                        1,908,462
       93,454  NV Energy, Inc.                                      2,021,410
       13,377  OGE Energy Corp.                                       968,896
       80,378  PNM Resources, Inc.                                  1,929,876
       56,417  Westar Energy, Inc.                                  1,972,338
                                                               --------------
                                                                   13,183,017
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.9%
       32,381  AMETEK, Inc.                                         1,318,230
        9,636  Hubbell, Inc., Class B                                 924,671
       17,213  Regal-Beloit Corp.                                   1,353,286
                                                               --------------
                                                                    3,596,187
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 3.1%
       57,605  Arrow Electronics, Inc. (a)                     $    2,259,844
       64,637  Avnet, Inc. (a)                                      2,116,862
      118,893  Ingram Micro, Inc., Class A (a)                      2,117,484
       42,864  National Instruments Corp.                           1,171,473
       51,310  Tech Data Corp. (a)                                  2,397,716
       15,619  Trimble Navigation Ltd. (a)                            448,890
      171,934  Vishay Intertechnology, Inc. (a)                     2,413,954
                                                               --------------
                                                                   12,926,223
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 4.4%
       44,541  Atwood Oceanics, Inc. (a)                            2,184,736
       15,415  CARBO Ceramics, Inc. (b)                             1,089,070
       22,772  Dresser-Rand Group, Inc. (a)                         1,266,351
       16,113  Dril-Quip, Inc. (a)                                  1,348,819
       28,189  Oceaneering International, Inc.                      1,978,022
       28,680  Oil States International, Inc. (a)                   2,562,845
       98,156  Patterson-UTI Energy, Inc.                           2,070,110
       90,109  Superior Energy Services, Inc. (a)                   2,486,107
       37,064  Tidewater, Inc.                                      1,944,007
       30,821  Unit Corp. (a)                                       1,295,407
                                                               --------------
                                                                   18,225,474
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.0%
       32,867  Harris Teeter Supermarkets, Inc.                     1,373,512
      371,419  SUPERVALU, Inc. (b)                                  2,169,087
        9,518  United Natural Foods, Inc. (a)                         475,329
                                                               --------------
                                                                    4,017,928
                                                               --------------
               FOOD PRODUCTS -- 2.3%
       71,034  Flowers Foods, Inc.                                  2,339,860
       41,224  Green Mountain Coffee Roasters, Inc. (a) (b)         2,366,258
       19,412  Ingredion, Inc.                                      1,397,858
        6,072  Lancaster Colony Corp.                                 479,263
       21,802  Post Holdings, Inc. (a)                                954,709
       70,687  Smithfield Foods, Inc. (a)                           1,809,587
       15,643  Tootsie Roll Industries, Inc. (b)                      488,531
                                                               --------------
                                                                    9,836,066
                                                               --------------
               GAS UTILITIES -- 1.4%
       32,881  Atmos Energy Corp.                                   1,458,930
       15,252  National Fuel Gas Co.                                  956,605
       19,233  Questar Corp.                                          488,326
       36,573  UGI Corp.                                            1,498,762
       31,834  WGL Holdings, Inc.                                   1,471,367
                                                               --------------
                                                                    5,873,990
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
        8,671  Cooper (The) Cos., Inc.                         $      957,278
       39,858  Hill-Rom Holdings, Inc.                              1,357,962
       20,714  Hologic, Inc. (a)                                      421,944
       23,849  Masimo Corp.                                           478,411
       20,190  ResMed, Inc. (b)                                       969,524
       33,745  STERIS Corp.                                         1,403,455
                                                               --------------
                                                                    5,588,574
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 2.8%
       29,624  Community Health Systems, Inc.                       1,349,966
       72,731  Health Management Associates, Inc., Class A (a)        835,679
       15,172  Henry Schein, Inc. (a)                               1,371,549
       48,280  LifePoint Hospitals, Inc. (a)                        2,317,440
       10,440  MEDNAX, Inc. (a)                                       926,341
       22,987  Omnicare, Inc.                                       1,006,141
       28,750  Owens & Minor, Inc.                                    936,387
       21,983  Universal Health Services, Inc., Class B             1,463,848
       24,221  WellCare Health Plans, Inc. (a)                      1,412,327
                                                               --------------
                                                                   11,619,678
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.2%
        9,005  Bally Technologies, Inc. (a)                           479,786
       37,284  Brinker International, Inc.                          1,450,348
       24,239  Cheesecake Factory (The), Inc.                         965,197
       42,964  International Speedway Corp., Class A                1,412,227
       43,761  Life Time Fitness, Inc. (a)                          2,020,883
       53,479  Scientific Games Corp., Class A (a)                    474,894
       82,542  Wendy's (The) Co.                                      469,664
       74,251  WMS Industries, Inc. (a)                             1,884,490
                                                               --------------
                                                                    9,157,489
                                                               --------------
               HOUSEHOLD DURABLES -- 3.0%
       43,680  Jarden Corp. (a)                                     1,966,037
      107,479  KB Home                                              2,422,577
       25,543  M.D.C. Holdings, Inc.                                  960,417
       20,680  Mohawk Industries, Inc. (a)                          2,292,998
        2,169  NVR, Inc. (a)                                        2,234,070
        9,428  Tempur-Pedic International, Inc. (a)                   457,258
       13,663  Toll Brothers, Inc. (a)                                468,778
       22,908  Tupperware Brands Corp.                              1,839,512
                                                               --------------
                                                                   12,641,647
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.5%
       21,729  Church & Dwight Co., Inc.                            1,388,266


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD PRODUCTS (CONTINUED)
        9,386  Energizer Holdings, Inc.                        $      906,594
                                                               --------------
                                                                    2,294,860
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
       27,613  Carlisle Cos., Inc.                                  1,791,255
                                                               --------------
               INSURANCE -- 6.7%
        5,916  Alleghany Corp. (a)                                  2,329,366
       39,516  American Financial Group, Inc.                       1,907,437
       33,987  Arthur J. Gallagher & Co.                            1,442,748
       48,527  Aspen Insurance Holdings Ltd.                        1,853,246
       58,424  Brown & Brown, Inc.                                  1,810,560
       18,018  Everest Re Group, Ltd.                               2,432,250
       92,749  Fidelity National Financial, Inc., Class A           2,490,311
       73,209  First American Financial Corp.                       1,959,805
       44,543  HCC Insurance Holdings, Inc.                         1,897,532
       14,355  Kemper Corp.                                           457,350
       24,671  Mercury General Corp.                                1,127,711
       28,557  Primerica, Inc.                                        969,796
       52,283  Protective Life Corp.                                1,989,891
       31,374  Reinsurance Group of America, Inc.                   1,962,444
       43,780  StanCorp Financial Group, Inc.                       1,890,420
       31,639  W. R. Berkley Corp.                                  1,373,765
                                                               --------------
                                                                   27,894,632
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.2%
       17,057  HSN, Inc.                                              896,857
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.7%
       60,794  AOL, Inc.                                            2,349,080
        2,166  Equinix, Inc. (a)                                      463,740
      461,534  Monster Worldwide, Inc. (a)                          2,021,519
       79,187  ValueClick, Inc. (a)                                 2,443,711
                                                               --------------
                                                                    7,278,050
                                                               --------------
               IT SERVICES -- 3.3%
       68,821  Acxiom Corp. (a)                                     1,368,850
        5,783  Alliance Data Systems Corp. (a)                        993,346
       18,837  Broadridge Financial Solutions, Inc.                   474,316
       27,475  Convergys Corp.                                        467,624
       18,090  CoreLogic, Inc. (a)                                    493,495
       26,261  DST Systems, Inc.                                    1,815,948
       25,803  Gartner, Inc. (a)                                    1,492,703
        9,422  Global Payments, Inc.                                  437,181
       30,384  Jack Henry & Associates, Inc.                        1,409,818
       87,078  ManTech International Corp., Class A                 2,324,112


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
       20,122  NeuStar, Inc., Class A (a)                      $      882,752
       67,884  VeriFone Systems, Inc. (a)                           1,458,148
                                                               --------------
                                                                   13,618,293
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
       15,181  Polaris Industries, Inc.                             1,308,450
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.1%
       11,147  Bio-Rad Laboratories, Inc., Class A (a)              1,334,853
       10,573  Charles River Laboratories International,
                  Inc. (a)                                            459,820
       31,479  Covance, Inc. (a)                                    2,347,074
        6,891  Techne Corp.                                           441,989
                                                               --------------
                                                                    4,583,736
                                                               --------------
               MACHINERY -- 5.7%
       44,889  AGCO Corp.                                           2,390,339
       17,864  CLARCOR, Inc.                                          923,569
        8,379  Crane Co.                                              451,041
       12,936  Donaldson Co., Inc.                                    470,612
       18,686  Gardner Denver, Inc.                                 1,403,132
        8,060  Graco, Inc.                                            487,872
       26,276  IDEX Corp.                                           1,367,140
       65,841  ITT Corp.                                            1,817,212
       59,942  Kennametal, Inc.                                     2,397,081
       25,919  Lincoln Electric Holdings, Inc.                      1,367,486
        7,089  Nordson Corp.                                          492,615
       22,026  Oshkosh Corp. (a)                                      864,741
       67,984  Terex Corp. (a)                                      1,944,342
       24,813  Timken (The) Co.                                     1,304,419
       41,290  Trinity Industries, Inc.                             1,742,851
       11,910  Valmont Industries, Inc.                             1,735,644
       18,337  Wabtec Corp.                                         1,924,285
       23,545  Woodward, Inc.                                         847,384
                                                               --------------
                                                                   23,931,765
                                                               --------------
               MARINE -- 0.4%
       24,376  Kirby Corp. (a)                                      1,825,519
                                                               --------------
               MEDIA -- 3.5%
       37,034  AMC Networks, Inc., Class A (a)                      2,333,512
       63,587  Cinemark Holdings, Inc.                              1,964,203
       48,045  John Wiley & Sons, Inc., Class A                     1,833,878
       38,516  Lamar Advertising Co., Class A (a)                   1,803,319
       36,689  Meredith Corp. (b)                                   1,424,267
      143,258  New York Times (The) Co., Class A (a)                1,269,266
       87,803  Scholastic Corp.                                     2,410,192


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MEDIA (CONTINUED)
       62,665  Valassis Communications, Inc. (b)               $    1,606,104
                                                               --------------
                                                                   14,644,741
                                                               --------------
               METALS & MINING -- 2.1%
       28,478  Carpenter Technology Corp.                           1,280,371
      118,111  Commercial Metals Co.                                1,726,783
       32,873  Reliance Steel & Aluminum Co.                        2,139,046
       88,462  Steel Dynamics, Inc.                                 1,330,469
       75,536  Worthington Industries, Inc.                         2,430,748
                                                               --------------
                                                                    8,907,417
                                                               --------------
               MULTILINE RETAIL -- 0.9%
       53,070  Big Lots, Inc. (a)                                   1,932,809
      163,205  Saks, Inc. (a)                                       1,885,018
                                                               --------------
                                                                    3,817,827
                                                               --------------
               MULTI-UTILITIES -- 1.1%
       27,980  Alliant Energy Corp.                                 1,497,210
       31,874  Black Hills Corp.                                    1,494,572
       39,635  Vectren Corp.                                        1,488,690
                                                               --------------
                                                                    4,480,472
                                                               --------------
               OFFICE ELECTRONICS -- 0.2%
       19,855  Zebra Technologies Corp., Class A (a)                  926,236
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 3.1%
       92,355  Bill Barrett Corp. (a) (b)                           1,834,170
       24,813  Cimarex Energy Co.                                   1,815,815
       44,991  Energen Corp.                                        2,133,473
       45,474  HollyFrontier Corp.                                  2,248,689
       39,432  Plains Exploration & Production Co. (a)              1,782,327
       39,347  Rosetta Resources, Inc. (a)                          1,688,380
        7,909  SM Energy Co.                                          482,449
       23,567  World Fuel Services Corp.                              955,642
                                                               --------------
                                                                   12,940,945
                                                               --------------
               PAPER & FOREST PRODUCTS -- 1.0%
       30,150  Domtar Corp.                                         2,095,727
      108,336  Louisiana-Pacific Corp. (a)                          1,963,048
                                                               --------------
                                                                    4,058,775
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
       24,144  Corporate Executive Board (The) Co.                  1,360,756
        8,247  Manpowergroup, Inc.                                    438,410
       20,250  Towers Watson & Co., Class A                         1,476,630
                                                               --------------
                                                                    3,275,796
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS -- 2.4%
       11,980  Corrections Corp. of America                    $      433,676
       19,529  Equity One, Inc.                                       497,794
       23,832  Extra Space Storage, Inc.                            1,038,599
       23,650  Highwoods Properties, Inc.                             970,359
        8,936  Kilroy Realty Corp.                                    505,688
       25,872  National Retail Properties, Inc. (b)                 1,026,601
       61,655  OMEGA Healthcare Investors, Inc. (b)                 2,026,600
       30,613  Potlatch Corp.                                       1,449,526
       15,680  Rayonier, Inc.                                         931,706
       34,880  Senior Housing Properties Trust                        991,638
                                                               --------------
                                                                    9,872,187
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.4%
       18,829  Jones Lang LaSalle, Inc.                             1,864,448
                                                               --------------
               ROAD & RAIL -- 2.2%
       39,869  Con-way, Inc.                                        1,347,572
       20,111  Genesee & Wyoming, Inc., Class A (a)                 1,713,457
       31,416  J.B. Hunt Transport Services, Inc.                   2,232,735
       16,874  Kansas City Southern                                 1,840,447
        8,198  Landstar System, Inc.                                  448,103
       77,550  Werner Enterprises, Inc.                             1,780,548
                                                               --------------
                                                                    9,362,862
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 1.3%
       42,772  Cree, Inc. (a)                                       2,419,612
       66,194  Fairchild Semiconductor International, Inc. (a)        853,902
       87,970  RF Micro Devices, Inc. (a)                             493,512
       39,666  Semtech Corp. (a)                                    1,272,089
       11,321  Silicon Laboratories, Inc. (a)                         449,557
                                                               --------------
                                                                    5,488,672
                                                               --------------
               SOFTWARE -- 1.6%
       19,159  ACI Worldwide, Inc. (a)                                900,665
       16,737  Advent Software, Inc. (a)                              486,042
       11,489  ANSYS, Inc. (a)                                        929,000
       22,832  CommVault Systems, Inc. (a)                          1,679,065
        5,050  FactSet Research Systems, Inc.                         475,053
       25,933  Mentor Graphics Corp.                                  473,537
       10,277  MICROS Systems, Inc. (a)                               435,848
        7,924  Solarwinds, Inc. (a)                                   402,935
        8,022  Solera Holdings, Inc.                                  461,907


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
               SOFTWARE (CONTINUED)
       13,040  Synopsys, Inc. (a)                              $      463,833
                                                               --------------
                                                                    6,707,885
                                                               --------------
               SPECIALTY RETAIL -- 4.9%
       81,589  Aaron's, Inc.                                        2,342,420
       11,330  Advance Auto Parts, Inc.                               950,360
      137,641  Aeropostale, Inc. (a)                                2,017,817
       56,892  Barnes & Noble, Inc. (a) (b)                         1,031,452
       38,492  Cabela's, Inc. (a)                                   2,471,186
       94,236  Guess?, Inc.                                         2,608,452
      476,331  Office Depot, Inc. (a)                               1,838,638
       63,349  Rent-A-Center, Inc.                                  2,212,781
       34,930  Signet Jewelers Ltd.                                 2,400,739
        4,488  Tractor Supply Co.                                     480,979
       36,339  Williams-Sonoma, Inc.                                1,950,678
                                                               --------------
                                                                   20,305,502
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.1%
        8,174  Carter's, Inc. (a)                                     534,498
       25,210  Deckers Outdoor Corp. (a) (b)                        1,389,575
       51,363  Hanesbrands, Inc. (a)                                2,576,368
                                                               --------------
                                                                    4,500,441
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.4%
       94,932  Astoria Financial Corp.                                910,398
       65,223  New York Community Bancorp, Inc.                       883,772
                                                               --------------
                                                                    1,794,170
                                                               --------------
               TOBACCO -- 0.6%
       41,758  Universal Corp.                                      2,403,173
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 1.4%
       27,014  GATX Corp.                                           1,376,363
       10,918  MSC Industrial Direct Co., Inc., Class A               860,338
       42,570  United Rentals, Inc. (a)                             2,239,608
       16,673  Watsco, Inc.                                         1,406,868
                                                               --------------
                                                                    5,883,177
                                                               --------------
               WATER UTILITIES -- 0.5%
       59,545  Aqua America, Inc.                                   1,889,363
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
      111,052  Telephone & Data Systems, Inc.                       2,492,007
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      418,396,280
                 (Cost $370,568,179)                           --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MONEY MARKET FUND --   0.1%
      277,549  Morgan Stanley Institutional
                 Liquidity Fund - Treasury
                 Portfolio - Institutional Class -
                 0.03% (c)                                     $      277,549
               (Cost $277,549)                                 --------------

               COLLATERAL FOR SECURITIES ON
                 LOAN -- 3.5%
               MONEY MARKET FUND --   0.8%
    3,353,065  Goldman Sachs Financial
                 Square Treasury Instruments
                 Fund - Institutional Class -
                 0.001% (c)                                         3,353,065
               (Cost $3,353,065)
  PRINCIPAL
    VALUE
-------------
               REPURCHASE AGREEMENT --   2.7%
 $ 11,343,595  JPMorgan Chase & Co., 0.06%
                  (c), dated 04/30/13, due
                  05/01/13, with a maturity
                  value of $11,343,614.
                  Collateralized by U.S.
                  Treasury Note, interest rate of
                  1.0%, due 08/31/16. The
                  value of the collateral
                  including accrued interest is
                  $11,568,520.                                     11,343,595
               (Cost $11,343,595)                              --------------
               TOTAL COLLATERAL FOR
                  SECURITIES ON LOAN - 3.5%                        14,696,660
               (Cost $14,696,660)                              --------------

               TOTAL INVESTMENTS -- 103.6%                        433,370,489
               (Cost $385,542,388) (d)
               NET OTHER ASSETS AND
                LIABILITIES -- (3.6)%                             (14,888,425)
                                                               --------------
               NET ASSETS -- 100.0%                            $  418,482,064
                                                               ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $14,365,051 and the total value of the collateral held by the Fund is $14,696,660.

(c)   Interest rate shown reflects yield as of April 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $51,709,324 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,881,223.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $418,396,280        $         --       $          --
Money Market Funds             3,630,614                  --                  --
Repurchase Agreement                  --          11,343,595                  --
                            ----------------------------------------------------
Total Investments           $422,026,894        $ 11,343,595       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.1%
               AEROSPACE & DEFENSE -- 2.8%
       43,836  AAR Corp.                                       $      782,911
       44,464  Aerovironment, Inc. (a)                                860,823
       15,096  Cubic Corp.                                            648,675
       18,585  Curtiss-Wright Corp.                                   610,331
       60,612  GenCorp, Inc. (a) (b)                                  792,199
       14,072  Moog, Inc., Class A (a)                                650,267
        8,011  National Presto Industries, Inc. (b)                   600,825
       38,640  Orbital Sciences Corp. (a)                             696,293
        6,166  Teledyne Technologies, Inc. (a)                        462,820
                                                               --------------
                                                                    6,105,144
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       19,778  Atlas Air Worldwide Holdings, Inc. (a)                 739,697
        8,647  Forward Air Corp.                                      318,988
       16,768  Hub Group, Inc., Class A (a)                           614,547
                                                               --------------
                                                                    1,673,232
                                                               --------------
               AIRLINES -- 0.7%
        9,080  Allegiant Travel Co.                                   816,292
       50,227  SkyWest, Inc.                                          718,748
                                                               --------------
                                                                    1,535,040
                                                               --------------
               AUTO COMPONENTS -- 1.1%
        8,666  Dorman Products, Inc.                                  327,055
       17,761  Drew Industries, Inc.                                  641,172
       17,449  Standard Motor Products, Inc.                          534,637
       43,155  Superior Industries International, Inc.                792,326
                                                               --------------
                                                                    2,295,190
                                                               --------------
               AUTOMOBILES -- 0.3%
       39,057  Winnebago Industries, Inc. (a)                         715,524
                                                               --------------
               BEVERAGES -- 0.3%
        4,040  Boston Beer (The) Co., Inc., Class A (a) (b)           684,053
                                                               --------------
               BIOTECHNOLOGY -- 0.5%
       10,067  Acorda Therapeutics, Inc. (a)                          398,351
        3,444  Cubist Pharmaceuticals, Inc. (a)                       158,149
       34,598  Emergent Biosolutions, Inc. (a)                        530,733
                                                               --------------
                                                                    1,087,233
                                                               --------------
               BUILDING PRODUCTS -- 1.8%
        8,766  A.O. Smith Corp.                                       661,220
       23,375  AAON, Inc.                                             664,084
       27,846  Apogee Enterprises, Inc.                               709,516
       17,669  Gibraltar Industries, Inc. (a)                         330,410
       40,577  Griffon Corp.                                          417,943
       46,410  NCI Building Systems, Inc. (a)                         794,539


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               BUILDING PRODUCTS (CONTINUED)
        8,100  Universal Forest Products, Inc.                 $      312,660
                                                               --------------
                                                                    3,890,372
                                                               --------------
               CAPITAL MARKETS -- 2.4%
       41,094  Calamos Asset Management, Inc., Class A                466,417
       22,257  Financial Engines, Inc.                                809,487
       32,359  HFF, Inc., Class A                                     677,921
       18,802  Piper Jaffray Cos., Inc. (a)                           634,756
       73,890  Prospect Capital Corp.                                 815,007
       13,951  Stifel Financial Corp. (a)                             449,501
       79,947  SWS Group, Inc. (a)                                    454,898
        4,328  Virtus Investment Partners, Inc. (a)                   826,648
                                                               --------------
                                                                    5,134,635
                                                               --------------
               CHEMICALS -- 3.1%
       15,326  A. Schulman, Inc.                                      398,016
        5,279  American Vanguard Corp.                                152,246
        7,339  Balchem Corp.                                          318,072
       26,723  Calgon Carbon Corp. (a)                                455,360
       16,502  H.B. Fuller Co.                                        625,426
        4,036  Hawkins, Inc.                                          150,099
        8,865  Innophos Holdings, Inc.                                454,863
       10,998  Koppers Holdings, Inc.                                 482,922
       18,543  LSB Industries, Inc. (a)                               605,614
       13,733  OM Group, Inc. (a)                                     336,047
       33,025  PolyOne Corp.                                          744,053
        8,195  Quaker Chemical Corp.                                  505,796
        5,110  Stepan Co.                                             290,964
       27,382  Tredegar Corp.                                         810,507
       32,224  Zep, Inc.                                              489,805
                                                               --------------
                                                                    6,819,790
                                                               --------------
               COMMERCIAL BANKS -- 3.6%
        7,271  Bank of the Ozarks, Inc.                               297,602
       15,196  Banner Corp.                                           496,453
       24,690  BBCN Bancorp, Inc.                                     318,007
       14,670  Columbia Banking System, Inc.                          314,965
       10,883  Community Bank System, Inc.                            311,689
       14,306  CVB Financial Corp.                                    155,506
       25,879  First BanCorp (a)                                      152,945
       20,091  First Financial Bancorp                                308,799
        6,635  First Financial Bankshares, Inc. (b)                   327,835
        8,495  Glacier Bancorp, Inc.                                  156,733
       40,307  Hanmi Financial Corp. (a)                              621,937
        4,280  Home BancShares, Inc.                                  170,002
        4,947  Independent Bank Corp.                                 153,555
       20,012  MB Financial, Inc.                                     495,497
       14,558  NBT Bancorp, Inc.                                      294,800
       23,451  Old National Bancorp                                   285,633


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        5,539  PacWest Bancorp                                 $      153,597
       13,804  Pinnacle Financial Partners,Inc. (a)                   335,023
       17,052  PrivateBancorp, Inc.                                   327,058
       17,392  S&T Bancorp, Inc.                                      328,187
       12,735  Simmons First National Corp., Class A                  312,262
       15,869  Sterling Bancorp                                       179,002
       38,912  Susquehanna Bancshares, Inc.                           454,103
        3,286  UMB Financial Corp.                                    165,417
       24,318  Umpqua Holdings Corp.                                  291,816
        6,059  United Bankshares, Inc. (b)                            153,353
        8,706  Wintrust Financial Corp.                               312,197
                                                               --------------
                                                                    7,873,973
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
       21,748  ABM Industries, Inc.                                   490,417
       16,494  Consolidated Graphics, Inc. (a)                        588,341
        3,543  G&K Services, Inc., Class A                            166,486
       12,581  Healthcare Services Group, Inc.                        280,430
       25,166  Interface, Inc.                                        421,279
       15,864  Tetra Tech, Inc. (a)                                   417,065
        7,126  UniFirst Corp.                                         648,822
       12,514  United Stationers, Inc.                                406,330
                                                               --------------
                                                                    3,419,170
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 2.0%
       46,950  Arris Group, Inc. (a)                                  775,144
       20,657  Bel Fuse, Inc., Class B                                304,071
       36,962  Black Box Corp.                                        802,815
       26,561  Comtech Telecommunications Corp.                       653,666
       54,164  Digi International, Inc. (a)                           493,976
       29,802  Ixia (a)                                               490,839
       71,025  Symmetricom, Inc. (a)                                  369,330
        9,985  ViaSat, Inc. (a)                                       483,973
                                                               --------------
                                                                    4,373,814
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.9%
       10,002  3D Systems Corp. (a) (b)                               382,476
       31,788  Electronics for Imaging, Inc. (a)                      849,375
       32,803  Intermec, Inc. (a)                                     322,782
       14,281  Super Micro Computer, Inc. (a)                         137,383
        7,925  Synaptics, Inc. (a)                                    326,748
                                                               --------------
                                                                    2,018,764
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.6%
       27,858  Aegion Corp. (a)                                       586,690
       32,753  Dycom Industries, Inc. (a)                             632,788


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (CONTINUED)
        3,803  EMCOR Group, Inc.                               $      142,232
                                                               --------------
                                                                    1,361,710
                                                               --------------
               CONSTRUCTION MATERIALS -- 1.0%
        9,679  Eagle Materials, Inc.                                  655,752
       73,957  Headwaters, Inc. (a)                                   803,173
       10,219  Texas Industries, Inc. (a) (b)                         650,746
                                                               --------------
                                                                    2,109,671
                                                               --------------
               CONSUMER FINANCE -- 1.5%
       12,291  Cash America International, Inc.                       536,256
       10,713  Encore Capital Group, Inc. (a)                         305,213
       37,847  EZCORP, Inc., Class A (a)                              639,614
        8,291  First Cash Financial Services, Inc. (a)                426,738
        5,081  Portfolio Recovery Associates, Inc. (a)                623,693
        7,510  World Acceptance Corp. (a)                             667,339
                                                               --------------
                                                                    3,198,853
                                                               --------------
               CONTAINERS & PACKAGING -- 0.3%
       46,197  Myers Industries, Inc.                                 684,640
                                                               --------------
               DISTRIBUTORS -- 0.6%
       10,077  Pool Corp.                                             493,975
       75,270  VOXX International Corp. (a)                           717,323
                                                               --------------
                                                                    1,211,298
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.8%
       25,887  Capella Education Co. (a)                              916,918
        8,279  Coinstar, Inc. (a) (b)                                 437,214
      383,875  Corinthian Colleges, Inc. (a)                          767,750
       19,133  Hillenbrand, Inc.                                      480,812
       58,500  ITT Educational Services,  Inc. (a) (b)              1,071,135
       25,531  Universal Technical Institute, Inc.                    303,053
                                                               --------------
                                                                    3,976,882
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
       21,627  Interactive Brokers Group, Inc., Class A               325,703
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        9,971  Atlantic Tele-Network, Inc.                            506,228
       65,099  Cbeyond, Inc. (a)                                      571,569
       35,164  General Communication, Inc., Class A (a)               341,442
       47,842  Lumos Networks Corp.                                   645,389
                                                               --------------
                                                                    2,064,628
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES -- 0.9%
        9,867  ALLETE, Inc.                                    $      506,671
       14,374  El Paso Electric Co.                                   538,450
       12,217  UIL Holdings Corp.                                     508,716
        6,589  UNS Energy Corp.                                       335,775
                                                               --------------
                                                                    1,889,612
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.5%
       16,725  AZZ, Inc.                                              707,301
        6,243  Belden, Inc.                                           308,529
        4,808  Brady Corp., Class A                                   162,895
        9,208  Encore Wire Corp.                                      301,562
       14,149  EnerSys, Inc. (a)                                      648,590
        4,803  Franklin Electric Co., Inc.                            155,473
       28,385  II-VI, Inc. (a)                                        439,116
        9,201  Powell Industries, Inc. (a)                            453,057
                                                               --------------
                                                                    3,176,523
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 4.4%
       48,660  Agilysys, Inc. (a)                                     568,349
       12,050  Badger Meter, Inc.                                     526,344
       35,789  Benchmark Electronics, Inc. (a)                        638,476
        5,683  Coherent, Inc.                                         317,850
       61,773  CTS Corp.                                              657,882
       30,710  Daktronics, Inc.                                       306,793
       14,591  Electro Scientific Industries, Inc.                    157,291
        4,995  FEI Co.                                                319,081
       39,095  Insight Enterprises, Inc. (a)                          708,401
       12,162  Measurement Specialties, Inc. (a)                      520,169
       21,876  Mercury Systems, Inc. (a)                              169,102
       62,588  Methode Electronics, Inc.                              900,015
        2,773  MTS Systems Corp.                                      169,014
        6,363  Park Electrochemical Corp.                             151,885
       33,161  Plexus Corp. (a)                                       894,352
       11,903  Rofin-Sinar Technologies, Inc. (a)                     296,385
       13,543  Rogers Corp. (a)                                       577,474
       28,566  ScanSource, Inc. (a)                                   827,557
       21,787  SYNNEX Corp. (a)                                       753,830
                                                               --------------
                                                                    9,460,250
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.0%
       35,383  Basic Energy Services, Inc. (a)                        485,809
        7,335  Bristow Group, Inc.                                    463,572
       35,202  C&J Energy Services, Inc. (a)                          696,648
       29,857  Exterran Holdings, Inc. (a)                            788,822
        7,470  Geospace Technologies Corp. (a)                        630,244
        7,656  Gulf Island Fabrication, Inc.                          157,407
        3,470  Hornbeck Offshore Services,  Inc. (a)                  155,872


SHARES           DESCRIPTION                                           VALUE
--------------------------------------------------------------------------------

               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       94,700  ION Geophysical Corp. (a)                       $      590,928
        4,857  Lufkin Industries, Inc.                                428,825
       21,641  Matrix Service Co. (a)                                 325,264
       97,714  Pioneer Energy Services Corp. (a)                      688,884
        8,753  SEACOR Holdings, Inc.                                  631,179
       47,142  TETRA Technologies, Inc. (a)                           430,406
                                                               --------------
                                                                    6,473,860
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.7%
       12,050  Andersons (The), Inc.                                  656,966
        2,765  Casey's General Stores, Inc.                           160,121
       45,934  Spartan Stores, Inc.                                   770,773
                                                               --------------
                                                                    1,587,860
                                                               --------------
               FOOD PRODUCTS -- 1.7%
        5,288  B&G Foods, Inc.                                        163,188
       11,204  Calavo Growers, Inc.                                   317,745
       18,941  Cal-Maine Foods, Inc.                                  808,402
        5,279  Hain Celestial Group (The), Inc. (a)                   344,455
        8,387  J & J Snack Foods Corp.                                629,193
        5,904  Sanderson Farms, Inc.                                  361,679
       24,414  Seneca Foods Corp., Class A (a)                        795,652
        6,383  Snyder's-Lance, Inc.                                   160,724
        2,475  TreeHouse Foods, Inc. (a)                              157,682
                                                               --------------
                                                                    3,738,720
                                                               --------------
               GAS UTILITIES -- 1.0%
       11,327  Laclede Group (The), Inc.                              529,084
        3,595  New Jersey Resources Corp.                             169,684
       11,038  Northwest Natural Gas Co.                              490,860
        9,807  Piedmont Natural Gas Co., Inc.                         337,655
        2,900  South Jersey Industries, Inc.                          178,930
       10,191  Southwest Gas Corp.                                    516,378
                                                               --------------
                                                                    2,222,591
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
       13,629  Abaxis, Inc.                                           581,822
        8,636  Abiomed, Inc. (a) (b)                                  159,507
        4,811  Align Technology, Inc. (a)                             159,340
        5,364  Cantel Medical Corp.                                   169,556
        9,467  CONMED Corp.                                           296,601
      107,306  CryoLife, Inc.                                         643,836
       21,591  Greatbatch, Inc. (a)                                   603,253
        3,870  Haemonetics Corp. (a)                                  148,995
        4,133  Integra LifeSciences Holdings (a)                      144,779
        7,065  Meridian Bioscience, Inc.                              143,349
       39,452  Merit Medical Systems, Inc. (a)                        381,501
       23,992  Natus Medical, Inc. (a)                                300,140


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
        3,253  Neogen Corp. (a)                                $      165,350
       47,806  Palomar Medical Technologies, Inc. (a)                 647,771
       17,750  SurModics, Inc. (a)                                    469,488
       28,162  Symmetry Medical, Inc. (a)                             335,691
        7,448  West Pharmaceutical Services, Inc.                     475,629
                                                               --------------
                                                                    5,826,608
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.6%
       16,711  Air Methods Corp.                                      611,455
       39,458  Almost Family, Inc.                                    778,901
       72,494  Amedisys, Inc. (a)                                     727,840
       50,925  AMN Healthcare Services, Inc. (a)                      699,200
       14,378  AmSurg Corp. (a)                                       482,526
        6,048  Chemed Corp.                                           493,638
        6,516  CorVel Corp. (a)                                       309,315
       14,481  Ensign Group (The), Inc.                               504,952
       59,603  Gentiva Health Services, Inc. (a)                      625,235
       15,340  Hanger, Inc. (a)                                       466,183
       39,484  Healthways, Inc. (a)                                   548,433
        3,625  IPC Hospitalist (The) Co. (a)                          165,373
       61,245  Kindred Healthcare, Inc. (a)                           642,460
       30,010  LHC Group, Inc. (a)                                    651,817
       16,946  Magellan Health Services, Inc. (a)                     866,957
        6,095  MWI Veterinary Supply, Inc. (a)                        717,442
       57,581  PharMerica Corp. (a)                                   742,219
                                                               --------------
                                                                   10,033,946
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.9%
       13,904  Medidata Solutions, Inc. (a)                           922,669
       34,158  Omnicell, Inc. (a)                                     615,527
       17,640  Quality Systems, Inc.                                  315,227
                                                               --------------
                                                                    1,853,423
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 4.9%
        1,296  Biglari Holdings, Inc. (a)                             501,915
        4,845  BJ's Restaurants, Inc. (a)                             166,183
       77,982  Boyd Gaming Corp. (a) (b)                              935,784
        3,684  Buffalo Wild Wings, Inc. (a)                           331,560
        9,846  CEC Entertainment, Inc.                                328,561
        3,988  Cracker Barrel Old Country Store, Inc.                 329,967
        4,688  DineEquity, Inc.                                       333,973
       14,832  Interval Leisure Group, Inc.                           282,698
        9,322  Jack in the Box, Inc. (a)                              334,194
       64,543  Marcus (The) Corp.                                     828,732
        7,515  Marriott Vacations Worldwide Corp. (a)                 341,782


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOTELS, RESTAURANTS & LEISURE (CONTINUED)
       82,851  Monarch Casino & Resort, Inc. (a)               $    1,066,292
       38,627  Multimedia Games Holding Co., Inc. (a)                 952,542
       10,432  Papa John's International, Inc. (a)                    657,216
       11,028  Pinnacle Entertainment, Inc. (a)                       210,194
       10,607  Red Robin Gourmet Burgers, Inc. (a)                    513,061
       65,628  Ruby Tuesday, Inc. (a)                                 632,654
       84,501  Ruth's Hospitality Group, Inc. (a)                     837,405
       37,553  Sonic Corp. (a)                                        470,539
       23,957  Texas Roadhouse, Inc.                                  562,989
                                                               --------------
                                                                   10,618,241
                                                               --------------
               HOUSEHOLD DURABLES -- 3.1%
       20,028  American Greetings Corp., Class A                      369,316
       18,575  Blyth, Inc. (b)                                        306,116
       19,590  Ethan Allen Interiors, Inc.                            573,595
       21,015  Helen of Troy Ltd. (a)                                 733,003
        6,283  iRobot Corp. (a)                                       182,773
       34,176  La-Z-Boy, Inc.                                         617,219
       26,377  M/I Homes, Inc. (a)                                    648,874
       17,203  Meritage Homes Corp. (a)                               839,335
       19,369  Ryland Group (The), Inc.                               872,767
       93,303  Standard Pacific Corp. (a) (b)                         844,392
       27,738  Universal Electronics, Inc. (a)                        637,419
                                                               --------------
                                                                    6,624,809
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.4%
       78,456  Central Garden & Pet Co., Class A (a)                  690,413
        2,944  WD-40 Co.                                              158,770
                                                               --------------
                                                                      849,183
                                                               --------------
               INSURANCE -- 2.6%
       27,501  Employers Holdings, Inc.                               622,898
       30,931  Horace Mann Educators Corp.                            697,494
        5,738  Infinity Property & Casualty Corp.                     325,574
       45,738  Meadowbrook Insurance Group, Inc.                      355,842
        7,188  National Financial Partners Corp. (a)                  182,144
        8,233  Navigators Group (The), Inc. (a)                       476,526
       17,032  ProAssurance Corp.                                     834,398
        2,244  RLI Corp.                                              161,231
       13,121  Safety Insurance Group, Inc.                           651,720
       31,650  Stewart Information Services Corp.                     856,765


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
       18,990  United Fire Group, Inc.                         $      530,960
                                                               --------------
                                                                    5,695,552
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.1%
       24,037  PetMed Express, Inc. (b)                               300,462
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.3%
       10,415  Blucora, Inc. (a)                                      153,830
        9,608  comScore, Inc. (a)                                     155,361
       15,916  Dice Holdings, Inc. (a)                                134,331
       12,336  j2 Global, Inc.                                        502,075
       25,244  NIC, Inc.                                              425,109
       10,240  OpenTable, Inc. (a)                                    567,194
      106,950  United Online, Inc.                                    727,260
       16,123  XO Group, Inc. (a)                                     181,545
                                                               --------------
                                                                    2,846,705
                                                               --------------
               IT SERVICES -- 2.8%
       13,930  CACI International, Inc., Class A (a)                  814,766
        5,871  Cardtronics, Inc. (a)                                  164,447
       30,435  CSG Systems International, Inc. (a)                    657,700
       14,711  Exlservice Holdings, Inc. (a)                          479,873
        5,094  Forrester Research, Inc.                               182,620
        4,890  Heartland Payment Systems, Inc.                        160,832
       54,407  Higher One Holdings, Inc. (a) (b)                      536,453
       25,714  iGATE Corp. (a)                                        429,166
        8,064  MAXIMUS, Inc.                                          642,620
       50,510  Sykes Enterprises, Inc. (a)                            777,349
       22,804  TeleTech Holdings, Inc. (a)                            485,497
       33,928  Virtusa Corp. (a)                                      753,541
                                                               --------------
                                                                    6,084,864
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.7%
       11,068  Arctic Cat, Inc. (a)                                   497,949
       18,846  Brunswick Corp.                                        596,664
       30,739  JAKKS Pacific, Inc.                                    335,363
        3,178  Sturm, Ruger & Co., Inc. (b)                           162,936
                                                               --------------
                                                                    1,592,912
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.7%
       34,158  Affymetrix, Inc. (a)                                   124,335
       37,817  Cambrex Corp. (a)                                      472,334
       20,403  PAREXEL International Corp. (a)                        835,503
                                                               --------------
                                                                    1,432,172
                                                               --------------
               MACHINERY -- 2.2%
        5,265  Actuant Corp., Class A                                 164,794


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
        4,616  Astec Industries, Inc.                          $      151,543
       16,719  Barnes Group, Inc.                                     464,287
        3,794  CIRCOR International, Inc.                             179,570
       12,603  EnPro Industries, Inc. (a)                             621,076
        3,946  ESCO Technologies, Inc.                                141,938
        7,770  John Bean Technologies Corp.                           161,150
        5,485  Lindsay Corp.                                          421,358
       21,007  Lydall, Inc. (a)                                       301,240
        3,025  Mueller Industries, Inc.                               156,635
        8,759  Standex International Corp.                            463,351
        3,320  Tennant Co.                                            158,762
       38,242  Titan International, Inc.                              853,179
        3,502  Toro (The) Co.                                         157,625
        6,719  Watts Water Technologies, Inc., Class A                316,196
                                                               --------------
                                                                    4,712,704
                                                               --------------
               MEDIA -- 0.5%
        3,440  Arbitron, Inc.                                         160,613
       67,011  E.W. Scripps (The) Co., Class A (a)                    930,783
                                                               --------------
                                                                    1,091,396
                                                               --------------
               METALS & MINING -- 1.5%
       10,681  AMCOL International Corp.                              328,654
        8,747  Haynes International, Inc.                             425,192
        9,975  Kaiser Aluminum Corp.                                  628,425
       16,971  Materion Corp.                                         449,562
       20,238  Olympic Steel, Inc.                                    404,760
       10,175  RTI International Metals, Inc. (a)                     295,278
       24,938  Stillwater Mining Co. (a)                              310,229
       19,746  SunCoke Energy, Inc. (a)                               298,757
                                                               --------------
                                                                    3,140,857
                                                               --------------
               MULTILINE RETAIL -- 0.7%
       58,928  Fred's, Inc., Class A                                  838,545
       83,107  Tuesday Morning Corp. (a)                              673,998
                                                               --------------
                                                                    1,512,543
                                                               --------------
               MULTI-UTILITIES -- 0.6%
       23,537  Avista Corp.                                           660,213
        2,466  CH Energy Group, Inc.                                  160,216
       12,135  NorthWestern Corp.                                     522,048
                                                               --------------
                                                                    1,342,477
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 2.2%
       18,769  Carrizo Oil & Gas, Inc. (a)                            454,585
       42,925  Cloud Peak Energy, Inc. (a)                            838,755
       39,687  Comstock Resources, Inc. (a)                           621,498
       10,554  Gulfport Energy Corp. (a)                              550,813
        6,505  PDC Energy, Inc. (a)                                   281,667
      159,631  Penn Virginia Corp.                                    643,313
       37,064  Stone Energy Corp. (a)                                 731,273


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       54,432  Swift Energy Co. (a)                            $      704,350
                                                               --------------
                                                                    4,826,254
                                                               --------------
               PAPER & FOREST PRODUCTS -- 1.6%
       26,916  Buckeye Technologies, Inc.                           1,011,773
        6,120  Clearwater Paper Corp. (a)                             281,642
       11,599  KapStone Paper & Packaging Corp.                       343,098
       15,724  Neenah Paper, Inc.                                     452,222
       27,584  P.H. Glatfelter Co.                                    662,016
       16,651  Schweitzer-Mauduit International, Inc.                 670,869
                                                               --------------
                                                                    3,421,620
                                                               --------------
               PERSONAL PRODUCTS -- 0.9%
       32,998  Inter Parfums, Inc.                                    955,952
        7,034  Medifast, Inc. (a)                                     184,291
       31,379  Prestige Brands Holdings, Inc. (a)                     845,664
                                                               --------------
                                                                    1,985,907
                                                               --------------
               PHARMACEUTICALS -- 1.0%
       11,658  Akorn, Inc. (a)                                        175,453
       19,478  Hi-Tech Pharmacal Co., Inc.                            643,943
       19,297  Medicines (The) Co. (a)                                651,467
       14,864  Questcor Pharmaceuticals, Inc. (b)                     456,919
        6,300  Salix Pharmaceuticals Ltd. (a)                         329,427
                                                               --------------
                                                                    2,257,209
                                                               --------------
               PROFESSIONAL SERVICES -- 1.6%
       37,495  CDI Corp.                                              587,547
        2,989  Exponent, Inc.                                         157,520
        5,683  Insperity, Inc.                                        157,021
       34,524  Kelly Services, Inc., Class A                          587,598
        9,027  Korn/Ferry International (a)                           149,397
       61,350  Navigant Consulting, Inc. (a)                          756,446
       31,851  On Assignment, Inc. (a)                                773,024
       25,390  Resources Connection, Inc.                             288,430
                                                               --------------
                                                                    3,456,983
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.1%
        5,806  Acadia Realty Trust                                    165,761
       26,387  Cedar Realty Trust, Inc.                               169,141
       60,328  Cousins Properties, Inc.                               658,782
        3,098  EPR Properties                                         175,161
       17,143  Geo Group (The), Inc.                                  642,005
        7,978  Getty Realty Corp.                                     170,809
       11,358  Healthcare Realty Trust, Inc.                          340,967
       15,979  Inland Real Estate Corp.                               180,882
       27,327  Lexington Realty Trust                                 350,059
        7,917  LTC Properties, Inc.                                   368,141


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       50,258  Medical Properties Trust, Inc.                  $      808,651
       43,457  Parkway Properties, Inc.                               792,221
        8,315  Pennsylvania Real Estate Investment Trust              172,370
        4,086  PS Business Parks, Inc.                                326,063
       27,788  Sabra Health Care REIT, Inc.                           828,638
        2,500  Sovran Self Storage, Inc.                              171,500
        8,381  Universal Health Realty Income Trust                   450,311
                                                               --------------
                                                                    6,771,462
                                                               --------------
               ROAD & RAIL -- 0.9%
       55,215  Arkansas Best Corp.                                    580,310
       36,258  Heartland Express, Inc.                                492,021
       30,042  Knight Transportation, Inc.                            469,256
       12,662  Old Dominion Freight Line, Inc. (a)                    487,487
                                                               --------------
                                                                    2,029,074
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 2.4%
       26,431  Advanced Energy Industries, Inc. (a)                   448,798
       35,940  ATMI, Inc. (a)                                         781,695
       79,188  Brooks Automation, Inc.                                769,707
        9,279  Cabot Microelectronics Corp. (a)                       310,939
       10,335  CEVA, Inc. (a)                                         157,712
        1,678  Cymer, Inc. (a)                                        175,787
       23,054  Diodes, Inc. (a)                                       467,074
       15,355  Exar Corp. (a)                                         165,527
        6,958  Microsemi Corp. (a)                                    144,726
        5,927  MKS Instruments, Inc.                                  159,259
        6,616  Monolithic Power Systems, Inc.                         159,578
        7,428  Power Integrations, Inc.                               307,594
       63,852  TriQuint Semiconductor, Inc. (a)                       372,896
        4,079  Ultratech, Inc. (a)                                    120,208
        8,413  Veeco Instruments, Inc. (a)                            320,283
       34,062  Volterra Semiconductor Corp. (a)                       443,147
                                                               --------------
                                                                    5,304,930
                                                               --------------
               SOFTWARE -- 2.8%
       10,883  Blackbaud, Inc.                                        318,981
       49,700  Ebix, Inc. (b)                                         924,917
       45,966  EPIQ Systems, Inc.                                     642,145
       14,541  Interactive Intelligence Group, Inc. (a)               602,434
        8,681  Manhattan Associates, Inc. (a)                         609,493
       33,943  Monotype Imaging Holdings, Inc.                        787,138
        8,166  Sourcefire, Inc. (a)                                   390,008
       15,588  Synchronoss Technologies, Inc. (a)                     441,764


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
       49,916  Take-Two Interactive Software, Inc. (a)         $      761,718
       10,527  Tyler Technologies, Inc. (a)                           665,727
                                                               --------------
                                                                    6,144,325
                                                               --------------
               SPECIALTY RETAIL -- 7.2%
       20,657  Big 5 Sporting Goods Corp.                             347,038
       20,153  Brown Shoe Co., Inc.                                   340,787
        6,912  Buckle (The), Inc. (b)                                 335,578
       33,394  Cato (The) Corp., Class A                              801,790
       17,986  Children's Place Retail Stores (The), Inc. (a)         879,875
      100,297  Christopher & Banks Corp. (a)                          697,064
       41,150  Finish Line (The), Inc., Class A                       797,898
       10,732  Genesco, Inc. (a)                                      660,555
        8,052  Group 1 Automotive, Inc.                               486,985
       39,209  Haverty Furniture Cos., Inc.                           932,390
       58,079  Hot Topic, Inc.                                        810,202
       20,204  Jos. A. Bank Clothiers, Inc. (a) (b)                   882,511
       56,275  Kirkland's, Inc. (a)                                   678,676
       16,978  Lithia Motors, Inc., Class A                           840,751
       11,480  Lumber Liquidators Holdings, Inc. (a)                  940,901
       24,121  Men's Wearhouse (The), Inc.                            808,054
        4,060  Monro Muffler Brake, Inc.                              167,922
       69,435  OfficeMax, Inc. (b)                                    799,197
       54,700  Pep Boys-Manny, Moe & Jack (The) (a)                   634,520
        5,486  rue21, Inc. (a)                                        175,003
       14,551  Sonic Automotive, Inc., Class A                        319,976
       18,689  Stage Stores, Inc.                                     517,498
       57,719  Stein Mart, Inc.                                       456,557
      164,099  Zale Corp. (a)                                         728,600
       21,121  Zumiez, Inc. (a)                                       611,875
                                                               --------------
                                                                   15,652,203
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
       54,395  Crocs, Inc. (a)                                        871,408
       34,158  Fifth & Pacific Cos., Inc. (a)                         704,338
       12,464  Iconix Brand Group, Inc. (a)                           357,093
       36,789  Maidenform Brands, Inc. (a)                            662,202
        4,810  Movado Group, Inc.                                     145,454
        3,036  Oxford Industries, Inc.                                179,519
       35,454  Perry Ellis International, Inc.                        622,927
       24,700  True Religion Apparel, Inc.                            668,382
        3,634  Wolverine World Wide, Inc.                             173,596
                                                               --------------
                                                                    4,384,919
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               THRIFTS & MORTGAGE FINANCE -- 0.7%
       29,155  Bank Mutual Corp.                               $      151,023
       35,279  Brookline Bancorp, Inc.                                296,343
       22,455  Dime Community Bancshares, Inc.                        320,433
       12,705  Northwest Bancshares, Inc.                             155,636
       31,675  Provident Financial Services, Inc.                     485,578
       28,894  TrustCo Bank Corp.                                     154,872
                                                               --------------
                                                                    1,563,885
                                                               --------------
               TOBACCO -- 0.3%
      165,786  Alliance One International, Inc. (a)                   621,697
                                                               --------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.2%
       10,748  Applied Industrial Technologies, Inc.                  454,103
                                                               --------------
               WATER UTILITIES -- 0.3%
       11,202  American States Water Co.                              621,487
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
       12,586  NTELOS Holdings Corp.                                  185,266
       60,749  USA Mobility, Inc.                                     824,364
                                                               --------------
                                                                    1,009,630
                                                               --------------
               TOTAL COMMON STOCKS -- 100.1%                      217,173,277
               (Cost $194,073,777)                             --------------

               COLLATERAL FOR SECURITIES ON LOAN -- 4.0%
               MONEY MARKET FUND -- 0.9%
    1,992,352  Goldman Sachs Financial Square
                  Treasury Instruments Fund
                  Institutional Class - 0.001% (c)                  1,992,352
               (Cost $1,992,352)

  PRINCIPAL
    VALUE
-------------

               REPURCHASE AGREEMENT -- 3.1%
 $  6,740,231  JPMorgan Chase & Co., 0.06% (c),
                  dated 04/30/13, due 05/01/13,
                  with a maturity value of
                  $6,740,242. Collateralized by U.S.
                  Treasury Note, interest rate of
                  1.0%, due 08/31/16. The value of
                  the collateral including accrued
                  interest is $6,873,878.                           6,740,231
               (Cost $6,740,231)                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP CORE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL COLLATERAL FOR SECURITIES ON
                  LOAN - 4.0                                   $    8,732,583
               (Cost $8,732,583)                               --------------

               TOTAL INVESTMENTS -- 104.1%                        225,905,860
               (Cost $202,806,360) (d)
               NET OTHER ASSETS AND
                 LIABILITIES -- (4.1)%                             (8,898,397)
                                                               --------------
               NET ASSETS -- 100.0%                            $  217,007,463
                                                               ==============

(a)   Non-income producing security.

(b) All or a portion of this security is on loan. (See Note 2C - Securities Lending in the Notes to Quarterly Portfolio of Investments). The aggregate value of such securities is $8,530,799 and the total value of the collateral held by the Fund is $8,732,583.

(c)   Interest rate shown reflects yield as of April 30, 2013.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $26,221,646 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,122,146.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $217,173,277        $         --       $          --
Money Market Fund              1,992,352                  --                  --
Repurchase Agreement                  --           6,740,231                  --
                            ----------------------------------------------------
Total Investments           $219,165,629        $  6,740,231       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 2.9%
       30,814  L-3 Communications Holdings, Inc.               $    2,503,637
        6,306  Lockheed Martin Corp.                                  624,862
       44,431  Northrop Grumman Corp.                               3,365,204
        3,208  Precision Castparts Corp.                              613,658
       42,413  Raytheon Co.                                         2,603,310
        9,638  Rockwell Collins, Inc.                                 606,423
       41,820  Textron, Inc.                                        1,076,865
                                                               --------------
                                                                   11,393,959
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.8%
       10,233  C.H. Robinson Worldwide, Inc.                          607,738
       25,392  FedEx Corp.                                          2,387,102
                                                               --------------
                                                                    2,994,840
                                                               --------------
               AUTO COMPONENTS -- 0.3%
       35,551  Johnson Controls, Inc.                               1,244,641
                                                               --------------
               AUTOMOBILES -- 0.3%
       94,808  Ford Motor Co.                                       1,299,818
                                                               --------------
               BEVERAGES -- 0.3%
       25,478  Molson Coors Brewing Co., Class B                    1,314,665
                                                               --------------
               CAPITAL MARKETS -- 1.3%
       65,219  Bank of New York Mellon (The) Corp.                  1,840,480
       12,408  Goldman Sachs Group (The), Inc.                      1,812,437
       21,014  Invesco Ltd.                                           666,984
       10,296  State Street Corp.                                     602,007
                                                               --------------
                                                                    4,921,908
                                                               --------------
               CHEMICALS -- 1.4%
       14,310  Air Products & Chemicals, Inc.                       1,244,398
       19,110  Dow Chemical (The) Co.                                 648,020
       39,399  LyondellBasell Industries N.V., Class A              2,391,519
        5,455  Praxair, Inc.                                          623,506
        7,836  Sigma-Aldrich Corp.                                    616,615
                                                               --------------
                                                                    5,524,058
                                                               --------------
               COMMERCIAL BANKS -- 4.2%
       58,155  BB&T Corp.                                           1,789,429
       34,680  Comerica, Inc.                                       1,257,150
      111,926  Fifth Third Bancorp                                  1,906,100
      183,283  KeyCorp                                              1,827,331
       12,084  M&T Bank Corp.                                       1,210,817
       27,452  PNC Financial Services Group, Inc.                   1,863,442
      222,897  Regions Financial Corp.                              1,892,396
       86,545  SunTrust Banks, Inc.                                 2,531,441
       49,350  Wells Fargo & Co.                                    1,874,313
                                                               --------------
                                                                   16,152,419
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
       37,300  ADT (The) Corp.                                 $    1,627,772
       40,947  Pitney Bowes, Inc.                                     559,745
       75,558  Republic Services, Inc.                              2,575,017
       31,795  Waste Management, Inc.                               1,302,959
                                                               --------------
                                                                    6,065,493
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.4%
      149,057  Cisco Systems, Inc.                                  3,118,273
       53,806  Harris Corp.                                         2,485,837
                                                               --------------
                                                                    5,604,110
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.5%
      174,001  Dell, Inc.                                           2,331,614
       61,987  Western Digital Corp.                                3,426,641
                                                               --------------
                                                                    5,758,255
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.3%
       22,169  Jacobs Engineering Group, Inc. (a)                   1,119,091
                                                               --------------
               CONSUMER FINANCE -- 0.7%
       45,376  Capital One Financial Corp.                          2,621,825
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.8%
      179,228  Apollo Group, Inc., Class A (a)                      3,292,418
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.5%
       13,757  Citigroup, Inc.                                        641,902
        9,914  CME Group, Inc.                                        603,366
       52,535  JPMorgan Chase & Co.                                 2,574,740
      113,628  Leucadia National Corp.                              3,509,969
       56,518  NASDAQ OMX Group (The), Inc.                         1,666,151
       15,746  NYSE Euronext                                          611,102
                                                               --------------
                                                                    9,607,230
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.9%
       33,981  AT&T, Inc.                                           1,272,928
       70,978  CenturyLink, Inc.                                    2,666,644
      626,482  Frontier Communications Corp.                        2,606,165
       76,541  Windstream Corp.                                       652,129
                                                               --------------
                                                                    7,197,866
                                                               --------------
               ELECTRIC UTILITIES -- 7.0%
       51,273  American Electric Power Co., Inc.                    2,636,970
       17,176  Duke Energy Corp.                                    1,291,635
       49,549  Edison International                                 2,665,736
       49,284  Entergy Corp.                                        3,510,499
       36,156  Exelon Corp.                                         1,356,212
       43,261  FirstEnergy Corp.                                    2,015,963
       16,051  NextEra Energy, Inc.                                 1,316,664


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRIC UTILITIES (CONTINUED)
       14,003  Northeast Utilities                             $      634,756
      116,512  Pepco Holdings, Inc.                                 2,633,171
       43,073  Pinnacle West Capital Corp.                          2,623,146
       79,637  PPL Corp.                                            2,658,283
       26,570  Southern (The) Co.                                   1,281,471
       83,953  Xcel Energy, Inc.                                    2,668,866
                                                               --------------
                                                                   27,293,372
                                                               --------------
               ELECTRICAL EQUIPMENT -- 0.3%
       10,892  Emerson Electric Co.                                   604,615
        7,047  Rockwell Automation, Inc.                              597,445
                                                               --------------
                                                                    1,202,060
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 3.2%
      233,814  Corning, Inc.                                        3,390,303
       70,184  FLIR Systems, Inc.                                   1,706,173
      168,655  Jabil Circuit, Inc.                                  3,002,059
       85,156  Molex, Inc.                                          2,347,751
       43,538  TE Connectivity Ltd.                                 1,896,080
                                                               --------------
                                                                   12,342,366
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 5.7%
       26,861  Baker Hughes, Inc.                                   1,219,221
       44,805  Diamond Offshore Drilling, Inc.                      3,096,025
       51,947  Ensco PLC, Class A                                   2,996,303
       51,346  Helmerich & Payne, Inc.                              3,009,903
      192,152  Nabors Industries Ltd.                               2,841,928
       44,053  National Oilwell Varco, Inc.                         2,873,137
       81,698  Noble Corp.                                          3,063,675
       70,516  Rowan Cos. PLC, Class A (a)                          2,293,885
        8,126  Schlumberger Ltd.                                      604,818
                                                               --------------
                                                                   21,998,895
                                                               --------------
               FOOD & STAPLES RETAILING -- 2.0%
       33,196  CVS Caremark Corp.                                   1,931,343
       18,362  Kroger (The) Co.                                       631,286
       94,627  Safeway, Inc.                                        2,131,000
       17,301  Sysco Corp.                                            603,113
       12,761  Walgreen Co.                                           631,797
       24,393  Wal-Mart Stores, Inc.                                1,895,824
                                                               --------------
                                                                    7,824,363
                                                               --------------
               FOOD PRODUCTS -- 1.6%
       73,924  Archer-Daniels-Midland Co.                           2,508,981
       14,727  Hormel Foods Corp.                                     607,783
      125,573  Tyson Foods, Inc., Class A                           3,092,863
                                                               --------------
                                                                    6,209,627
                                                               --------------
               GAS UTILITIES -- 0.7%
       59,438  AGL Resources, Inc.                                  2,606,356
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
       88,244  Abbott Laboratories                             $    3,257,969
       12,368  C. R. Bard, Inc.                                     1,228,884
       35,630  CareFusion Corp. (a)                                 1,191,467
       18,377  Covidien PLC                                         1,173,188
       14,344  DENTSPLY International, Inc.                           607,468
       38,873  Medtronic, Inc.                                      1,814,592
       30,829  St. Jude Medical, Inc.                               1,270,771
        8,450  Varian Medical Systems, Inc. (a)                       550,433
       24,270  Zimmer Holdings, Inc.                                1,855,442
                                                               --------------
                                                                   12,950,214
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 5.8%
       48,776  Aetna, Inc.                                          2,801,693
       29,954  Cardinal Health, Inc.                                1,324,566
       29,270  Cigna Corp.                                          1,936,796
       53,019  Coventry Health Care, Inc.                           2,627,091
       45,100  Humana, Inc.                                         3,342,361
       20,238  Laboratory Corp. of America Holdings (a)             1,889,420
        5,637  McKesson Corp.                                         596,507
       22,084  Quest Diagnostics, Inc.                              1,243,992
       54,479  UnitedHealth Group, Inc.                             3,264,927
       47,058  WellPoint, Inc.                                      3,431,469
                                                               --------------
                                                                   22,458,822
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 1.8%
       72,692  Carnival Corp.                                       2,508,601
       35,325  Darden Restaurants, Inc.                             1,823,830
       75,558  International Game Technology                        1,280,708
        6,105  McDonald's Corp.                                       623,564
        8,457  Yum! Brands, Inc.                                      576,091
                                                               --------------
                                                                    6,812,794
                                                               --------------
               HOUSEHOLD DURABLES -- 1.8%
       94,335  Garmin Ltd.                                          3,309,272
       69,837  Harman International Industries, Inc.                3,122,412
        5,139  Whirlpool Corp.                                        587,285
                                                               --------------
                                                                    7,018,969
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.2%
        7,898  Procter & Gamble (The) Co.                             606,329
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.8%
      117,656  NRG Energy, Inc.                                     3,279,073
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.9%
       11,729  3M Co.                                               1,228,144
       20,058  Danaher Corp.                                        1,222,334


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INDUSTRIAL CONGLOMERATES (CONTINUED)
       53,925  General Electric Co.                            $    1,201,988
                                                               --------------
                                                                    3,652,466
                                                               --------------
               INSURANCE -- 6.5%
       20,516  ACE Ltd.                                             1,828,796
       35,095  Aflac, Inc.                                          1,910,572
       37,203  Allstate (The) Corp.                                 1,832,620
       80,289  American International Group,  Inc. (a)              3,325,570
       55,396  Assurant, Inc.                                       2,633,526
       14,244  Chubb (The) Corp.                                    1,254,469
       60,850  Genworth Financial, Inc., Class A (a)                  610,326
       76,462  Lincoln National Corp.                               2,600,473
       16,028  Marsh & McLennan Cos., Inc.                            609,224
       36,633  Principal Financial Group, Inc.                      1,322,451
       30,525  Torchmark Corp.                                      1,894,687
       21,686  Travelers (The) Cos., Inc.                           1,852,201
       88,263  Unum Group                                           2,461,655
       41,144  XL Group PLC                                         1,281,224
                                                               --------------
                                                                   25,417,794
                                                               --------------
               IT SERVICES -- 2.4%
       46,076  Fidelity National Information Services, Inc.         1,937,496
        2,855  International Business Machines Corp.                  578,252
      230,016  SAIC, Inc.                                           3,436,439
       73,671  Total System Services, Inc.                          1,740,109
      121,379  Western Union Co.                                    1,797,623
                                                               --------------
                                                                    9,489,919
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.2%
       13,849  Hasbro, Inc.                                           656,027
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.2%
        6,482  Waters Corp. (a)                                       598,937
                                                               --------------
               MACHINERY -- 2.9%
       20,988  Caterpillar, Inc.                                    1,777,054
       14,500  Deere & Co.                                          1,294,850
       25,047  Dover Corp.                                          1,727,742
       52,366  Joy Global, Inc.                                     2,959,726
       27,227  Parker Hannifin Corp.                                2,411,495
       45,234  Xylem, Inc.                                          1,255,244
                                                               --------------
                                                                   11,426,111
                                                               --------------
               MEDIA -- 0.8%
        9,885  Viacom, Inc., Class B                                  632,541
       21,950  Walt Disney (The) Co.                                1,379,338


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MEDIA (CONTINUED)
        2,788  Washington Post (The) Co., Class B              $    1,236,032
                                                               --------------
                                                                    3,247,911
                                                               --------------
               METALS & MINING -- 3.1%
      292,651  Alcoa, Inc.                                          2,487,533
       57,571  Allegheny Technologies, Inc.                         1,553,265
       94,162  Freeport-McMoRan Copper & Gold, Inc.                 2,865,350
       74,404  Newmont Mining Corp.                                 2,410,690
       13,185  Nucor Corp.                                            575,130
      127,865  United States Steel Corp.                            2,275,997
                                                               --------------
                                                                   12,167,965
                                                               --------------
               MULTILINE RETAIL -- 2.1%
       24,650  Dollar General Corp. (a)                             1,284,018
       67,566  Kohl's Corp.                                         3,179,656
       43,630  Macy's, Inc.                                         1,945,898
       26,667  Target Corp.                                         1,881,624
                                                               --------------
                                                                    8,291,196
                                                               --------------
               MULTI-UTILITIES -- 5.8%
       52,031  CenterPoint Energy, Inc.                             1,284,125
       44,623  CMS Energy Corp.                                     1,336,013
       29,913  Consolidated Edison, Inc.                            1,903,962
       36,486  DTE Energy Co.                                       2,659,100
       42,872  Integrys Energy Group, Inc.                          2,639,200
       42,490  NiSource, Inc.                                       1,305,718
       55,995  PG&E Corp.                                           2,712,398
       72,610  Public Service Enterprise Group, Inc.                2,658,252
       35,682  SCANA Corp.                                          1,933,964
      139,919  TECO Energy, Inc.                                    2,676,651
       29,067  Wisconsin Energy Corp.                               1,306,271
                                                               --------------
                                                                   22,415,654
                                                               --------------
               OFFICE ELECTRONICS -- 0.8%
      362,414  Xerox Corp.                                          3,109,512
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 10.8%
       28,514  Anadarko Petroleum Corp.                             2,416,847
       40,394  Apache Corp.                                         2,984,309
       89,442  Chesapeake Energy Corp.                              1,747,697
       26,233  Chevron Corp.                                        3,200,688
       51,857  ConocoPhillips                                       3,134,756
       54,250  CONSOL Energy, Inc.                                  1,824,970
       22,095  Devon Energy Corp.                                   1,216,551
       34,586  Exxon Mobil Corp.                                    3,077,808
       43,525  Hess Corp.                                           3,141,634
       92,429  Marathon Oil Corp.                                   3,019,655
       48,903  Murphy Oil Corp.                                     3,036,387
       39,769  Occidental Petroleum Corp.                           3,549,781


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
       35,635  Phillips 66                                     $    2,171,953
       57,336  QEP Resources, Inc.                                  1,646,116
       19,788  Spectra Energy Corp.                                   623,916
       68,516  Valero Energy Corp.                                  2,762,565
      155,644  WPX Energy, Inc. (a)                                 2,432,716
                                                               --------------
                                                                   41,988,349
                                                               --------------
               PHARMACEUTICALS -- 0.2%
       21,085  Pfizer, Inc.                                           612,941
                                                               --------------
               PROFESSIONAL SERVICES -- 0.3%
       14,905  Dun & Bradstreet (The) Corp.                         1,318,347
                                                               --------------
               ROAD & RAIL -- 1.6%
       74,120  CSX Corp.                                            1,822,611
       23,682  Norfolk Southern Corp.                               1,833,460
       41,731  Ryder System, Inc.                                   2,423,319
                                                               --------------
                                                                    6,079,390
                                                               --------------

               SEMICONDUCTORS & SEMICONDUCTOR
                  EQUIPMENT -- 1.6%
       17,158  Altera Corp.                                           549,228
       13,091  Analog Devices, Inc.                                   575,873
       22,569  First Solar, Inc. (a)                                1,050,813
      243,116  NVIDIA Corp.                                         3,347,707
       17,153  Texas Instruments, Inc.                                621,110
                                                               --------------
                                                                    6,144,731
                                                               --------------
               SOFTWARE -- 1.4%
      123,825  CA, Inc.                                             3,339,560
       63,807  Microsoft Corp.                                      2,112,012
                                                               --------------
                                                                    5,451,572
                                                               --------------
               SPECIALTY RETAIL -- 0.8%
       26,985  Abercrombie & Fitch Co., Class A                     1,337,377
       28,339  Bed Bath & Beyond, Inc. (a)                          1,949,723
                                                               --------------
                                                                    3,287,100
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.3%
       92,762  People's United Financial, Inc.                      1,220,748
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
      285,941  MetroPCS Communications, Inc. (a)                    3,385,541
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                      388,678,047
               (Cost $353,670,025)

               MONEY MARKET FUND -- 0.1%
      322,524  Morgan Stanley Institutional
                  Liquidity Fund - Treasury Portfolio
                  - Institutional Class - 0.03% (b)                   322,524
               (Cost $322,524)                                 --------------


               DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TOTAL INVESTMENTS -- 100.1%                     $  389,000,571
               (Cost $353,992,549) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (177,484)
                                                               --------------
               NET ASSETS -- 100.0%                            $  388,823,087
                                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $39,117,208 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,109,186.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $388,678,047        $         --       $          --
Money Market Fund                322,524                  --                  --
                            ----------------------------------------------------
Total Investments           $389,000,571        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.8%
       16,985  Boeing (The) Co.                                $    1,552,599
       15,026  Honeywell International, Inc.                        1,105,012
                                                               --------------
                                                                    2,657,611
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.4%
        6,590  United Parcel Service, Inc., Class B                   565,686
                                                               --------------
               AIRLINES -- 1.0%
      108,174  Southwest Airlines Co.                               1,481,984
                                                               --------------
               AUTO COMPONENTS -- 1.0%
       32,842  Delphi Automotive PLC                                1,517,629
                                                               --------------
               AUTOMOBILES -- 0.2%
        5,311  Harley-Davidson, Inc.                                  290,246
                                                               --------------
               BEVERAGES -- 1.8%
        3,964  Brown-Forman Corp., Class B                            279,462
       23,697  Coca-Cola Enterprises, Inc.                            868,021
       23,767  Constellation Brands, Inc., Class A (a)              1,172,901
        3,578  PepsiCo, Inc.                                          295,078
                                                               --------------
                                                                    2,615,462
                                                               --------------
               BIOTECHNOLOGY -- 4.0%
       11,045  Amgen, Inc.                                          1,150,999
        7,559  Biogen Idec, Inc. (a)                                1,654,892
       12,580  Celgene Corp. (a)                                    1,485,321
       29,801  Gilead Sciences, Inc. (a)                            1,509,123
                                                               --------------
                                                                    5,800,335
                                                               --------------
               BUILDING PRODUCTS -- 1.0%
       72,009  Masco Corp.                                          1,399,855
                                                               --------------
               CAPITAL MARKETS -- 2.4%
       15,373  Ameriprise Financial, Inc.                           1,145,750
        4,408  BlackRock, Inc.                                      1,174,732
        3,754  Franklin Resources, Inc.                               580,594
        7,561  T. Rowe Price Group, Inc.                              548,172
                                                               --------------
                                                                    3,449,248
                                                               --------------
               CHEMICALS -- 4.4%
        5,709  Airgas, Inc.                                           551,775
       16,205  Eastman Chemical Co.                                 1,080,063
       18,186  Ecolab, Inc.                                         1,538,899
       11,411  International Flavors & Fragrances, Inc.               880,815
        8,283  Monsanto Co.                                           884,790
        4,227  PPG Industries, Inc.                                   621,961
        5,180  Sherwin-Williams (The) Co.                             948,510
                                                               --------------
                                                                    6,506,813
                                                               --------------
               COMMERCIAL BANKS -- 0.6%
       38,303  Huntington Bancshares, Inc.                            274,633


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
       22,654  Zions Bancorporation                            $      557,741
                                                               --------------
                                                                      832,374
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.0%
        6,414  Cintas Corp.                                           287,796
        7,796  Iron Mountain, Inc.                                    295,157
        8,240  Stericycle, Inc. (a)                                   892,557
                                                               --------------
                                                                    1,475,510
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.0%
       39,885  Seagate Technology PLC                               1,463,779
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.7%
       39,616  Quanta Services, Inc. (a)                            1,088,648
                                                               --------------
               CONSUMER FINANCE -- 2.0%
       12,969  American Express Co.                                   887,209
       19,512  Discover Financial Services                            853,455
       55,285  SLM Corp.                                            1,141,635
                                                               --------------
                                                                    2,882,299
                                                               --------------
               CONTAINERS & PACKAGING -- 1.8%
        5,949  Ball Corp.                                             262,470
       28,053  Bemis Co., Inc.                                      1,103,885
       60,481  Sealed Air Corp.                                     1,337,840
                                                               --------------
                                                                    2,704,195
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.7%
       38,485  H&R Block, Inc.                                      1,067,574
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 1.2%
       46,479  Bank of America Corp.                                  572,157
        3,472  IntercontinentalExchange, Inc. (a)                     565,693
       10,617  Moody's Corp.                                          646,044
                                                               --------------
                                                                    1,783,894
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
       17,801  Verizon Communications, Inc.                           959,652
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.0%
       14,284  Eaton Corp. PLC                                        877,180
        4,447  Roper Industries, Inc.                                 532,084
                                                               --------------
                                                                    1,409,264
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 0.8%
       15,167  Amphenol Corp., Class A                              1,145,412
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 2.6%
       17,366  Cameron International Corp. (a)                      1,068,877


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       20,817  FMC Technologies, Inc. (a)                      $    1,130,363
       36,085  Halliburton Co.                                      1,543,356
                                                               --------------
                                                                    3,742,596
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.6%
        8,245  Costco Wholesale Corp.                                 894,005
                                                               --------------
               FOOD PRODUCTS -- 6.2%
       32,147  Campbell Soup Co.                                    1,491,942
       29,572  General Mills, Inc.                                  1,491,020
       15,667  H. J. Heinz Co.                                      1,134,604
       16,659  Hershey (The) Co.                                    1,485,317
       11,418  J.M. Smucker (The) Co.                               1,178,680
       17,573  Kellogg Co.                                          1,142,948
       15,394  McCormick & Co., Inc.                                1,107,445
                                                               --------------
                                                                    9,031,956
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.9%
        3,897  Baxter International, Inc.                             272,283
        9,151  Becton, Dickinson & Co.                                862,939
      144,973  Boston Scientific Corp. (a)                          1,085,848
        8,677  Stryker Corp.                                          569,038
                                                               --------------
                                                                    2,790,108
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 1.2%
        9,548  DaVita HealthCare Partners, Inc. (a)                 1,132,870
        9,820  Express Scripts Holding Co. (a)                        583,014
                                                               --------------
                                                                    1,715,884
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.8%
       11,950  Cerner Corp. (a)                                     1,156,401
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 1.5%
        6,703  Marriott International, Inc., Class A                  288,631
        8,883  Starwood Hotels & Resorts Worldwide, Inc.              573,131
       22,615  Wyndham Worldwide Corp.                              1,358,710
                                                               --------------
                                                                    2,220,472
                                                               --------------
               HOUSEHOLD DURABLES -- 4.8%
       60,008  D.R. Horton, Inc.                                    1,565,009
       43,167  Leggett & Platt, Inc.                                1,391,704
       27,296  Lennar Corp., Class A                                1,125,141
       55,869  Newell Rubbermaid, Inc.                              1,471,589
       72,045  PulteGroup, Inc. (a)                                 1,512,225
                                                               --------------
                                                                    7,065,668
                                                               --------------
               HOUSEHOLD PRODUCTS -- 1.6%
       12,789  Clorox (The) Co.                                     1,103,051
        2,398  Colgate-Palmolive Co.                                  286,345


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD PRODUCTS (CONTINUED)
        8,929  Kimberly-Clark Corp.                            $      921,384
                                                               --------------
                                                                    2,310,780
                                                               --------------
               INSURANCE -- 1.0%
        9,205  Aon PLC                                                555,522
       14,832  Prudential Financial, Inc.                             896,149
                                                               --------------
                                                                    1,451,671
                                                               --------------
               INTERNET & CATALOG RETAIL -- 2.9%
        2,124  Amazon.com, Inc. (a)                                   539,092
        9,434  Expedia, Inc.                                          526,795
        7,699  Netflix, Inc. (a)                                    1,663,523
       27,764  TripAdvisor, Inc. (a)                                1,459,831
                                                               --------------
                                                                    4,189,241
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.8%
       10,441  eBay, Inc. (a)                                         547,004
          713  Google, Inc., Class A (a)                              587,918
       11,974  Verisign, Inc. (a)                                     551,642
       37,183  Yahoo!, Inc. (a)                                       919,536
                                                               --------------
                                                                    2,606,100
                                                               --------------
               IT SERVICES -- 3.0%
        7,452  Accenture PLC, Class A                                 606,891
        4,353  Automatic Data Processing, Inc.                        293,131
       29,620  Computer Sciences Corp.                              1,387,697
        6,446  Fiserv, Inc. (a)                                       587,295
        1,046  MasterCard, Inc., Class A                              578,365
        5,151  Visa, Inc., Class A                                    867,737
                                                               --------------
                                                                    4,321,116
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.8%
       25,856  Mattel, Inc.                                         1,180,585
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 2.3%
       17,519  Life Technologies Corp. (a)                          1,290,975
       16,829  PerkinElmer, Inc.                                      515,809
       19,064  Thermo Fisher Scientific, Inc.                       1,538,083
                                                               --------------
                                                                    3,344,867
                                                               --------------
               MACHINERY -- 3.1%
        2,444  Cummins, Inc.                                          260,017
        8,695  Flowserve Corp.                                      1,374,854
       15,905  Ingersoll-Rand PLC                                     855,689
       17,304  PACCAR, Inc.                                           861,393
       10,732  Pentair Ltd.                                           583,284
        6,845  Snap-on, Inc.                                          590,039
                                                               --------------
                                                                    4,525,276
                                                               --------------
               MEDIA -- 7.3%
       24,250  CBS Corp., Class B                                   1,110,165
       26,952  Comcast Corp., Class A                               1,113,118


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MEDIA (CONTINUED)
       15,455  DIRECTV (a)                                     $      874,135
       18,519  Discovery Communications, Inc., Class A (a)          1,459,667
       66,675  Gannett Co., Inc.                                    1,344,168
       67,146  Interpublic Group of Cos. (The), Inc.                  929,301
       37,098  News Corp., Class A                                  1,148,925
       14,854  Omnicom Group, Inc.                                    887,823
        4,399  Scripps Networks Interactive, Class A                  292,885
        2,947  Time Warner Cable, Inc.                                276,694
       19,650  Time Warner, Inc.                                    1,174,677
                                                               --------------
                                                                   10,611,558
                                                               --------------
               MULTILINE RETAIL -- 0.4%
       11,689  Dollar Tree, Inc. (a)                                  555,929
                                                               --------------
               MULTI-UTILITIES -- 0.4%
        7,082  Sempra Energy                                          586,744
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 5.2%
       21,568  Cabot Oil & Gas Corp.                                1,467,702
       15,177  Denbury Resources, Inc. (a)                            271,516
        2,210  EOG Resources, Inc.                                    267,764
        4,178  EQT Corp.                                              313,851
       16,274  Marathon Petroleum Corp.                             1,275,231
        7,565  Noble Energy, Inc.                                     857,039
        7,042  Pioneer Natural Resources Co.                          860,744
       13,971  Range Resources Corp.                                1,027,148
       24,905  Tesoro Corp.                                         1,329,927
                                                               --------------
                                                                    7,670,922
                                                               --------------
               PHARMACEUTICALS -- 3.1%
        9,499  Actavis, Inc. (a)                                    1,004,329
        7,838  Allergan, Inc.                                         890,005
        6,872  Bristol-Myers Squibb Co.                               272,956
        9,969  Eli Lilly & Co.                                        552,083
        6,944  Johnson & Johnson                                      591,837
       30,232  Mylan, Inc. (a)                                        880,054
        2,384  Perrigo Co.                                            284,673
                                                               --------------
                                                                    4,475,937
                                                               --------------
               PROFESSIONAL SERVICES -- 1.3%
        9,830  Equifax, Inc.                                          601,596
       38,854  Robert Half International, Inc.                      1,275,188
                                                               --------------
                                                                    1,876,784
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 3.0%
        9,232  Apartment Investment & Management Co., Class A         287,207
        5,677  HCP, Inc.                                              302,584
        8,336  Health Care REIT, Inc.                                 624,950


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
       12,637  Kimco Realty Corp.                              $      300,508
       16,761  Plum Creek Timber Co., Inc.                            863,862
       11,952  Ventas, Inc.                                           951,738
       36,082  Weyerhaeuser Co.                                     1,100,862
                                                               --------------
                                                                    4,431,711
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
       57,750  CBRE Group, Inc., Class A (a)                        1,398,705
                                                               --------------
               ROAD & RAIL -- 0.6%
        6,144  Union Pacific Corp.                                    909,066
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 1.6%
       20,998  Applied Materials, Inc.                                304,681
       13,655  Lam Research Corp. (a)                                 631,134
      146,111  Micron Technology, Inc. (a)                          1,376,366
                                                               --------------
                                                                    2,312,181
                                                               --------------
               SOFTWARE -- 1.9%
       20,108  Adobe Systems, Inc. (a)                                906,469
        6,864  Autodesk, Inc. (a)                                     270,304
        6,110  BMC Software, Inc. (a)                                 277,883
        6,332  Salesforce.com, Inc. (a)                               260,308
       45,877  Symantec Corp. (a)                                   1,114,811
                                                               --------------
                                                                    2,829,775
                                                               --------------
               SPECIALTY RETAIL -- 5.8%
       25,880  AutoNation, Inc. (a)                                 1,177,799
          713  AutoZone, Inc. (a)                                     291,681
       34,968  CarMax, Inc. (a)                                     1,609,927
       24,715  Gap (The), Inc.                                        938,923
       16,226  Home Depot (The), Inc.                               1,190,177
       23,073  Lowe's Cos., Inc.                                      886,465
        8,532  O'Reilly Automotive, Inc. (a)                          915,654
        4,669  Ross Stores, Inc.                                      308,481
        4,070  Tiffany & Co.                                          299,877
       12,110  TJX (The) Cos., Inc.                                   590,605
        7,307  Urban Outfitters, Inc. (a)                             302,802
                                                               --------------
                                                                    8,512,391
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.3%
       14,826  NIKE, Inc., Class B                                    942,934
        2,650  PVH Corp.                                              305,836
        3,375  VF Corp.                                               601,493
                                                               --------------
                                                                    1,850,263
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.4%
        5,512  Fastenal Co.                                           270,364


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST LARGE CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS (CONTINUED)
        1,258  W.W. Grainger, Inc.                             $      310,059
                                                               --------------
                                                                      580,423
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
        4,065  Crown Castle International Corp. (a)                   313,005
      182,325  Sprint Nextel Corp. (a)                              1,285,391
                                                               --------------
                                                                    1,598,396
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                       145,844,981
               (Cost $126,744,333)

               MONEY MARKET FUND -- 0.2%
      272,477  Morgan Stanley Institutional
                  Liquidity Fund - Treasury
                  Portfolio - Institutional Class -
                  0.03% (b)                                           272,477
               (Cost $272,477)                                 --------------

               TOTAL INVESTMENTS -- 100.1%                        146,117,458
               (Cost $127,016,810) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                (122,907)
                                                               --------------
               NET ASSETS -- 100.0%                            $  145,994,551
                                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,389,412 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $288,764.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $145,844,981        $         --       $          --
Money Market Fund                272,477                  --                  --
                            ----------------------------------------------------
Total Investments           $146,117,458        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.3%
        5,078  AAR Corp.                                       $       90,693
        5,151  Aerovironment, Inc. (a)                                 99,723
        2,989  Alliant Techsystems, Inc.                              222,262
        1,749  Cubic Corp.                                             75,155
        2,153  Curtiss-Wright Corp.                                    70,704
        1,716  Esterline Technologies Corp. (a)                       128,769
       19,880  Exelis, Inc.                                           222,060
        2,871  L-3 Communications Holdings, Inc.                      233,269
          587  Lockheed Martin Corp.                                   58,166
        1,630  Moog, Inc., Class A (a)                                 75,322
          928  National Presto Industries, Inc.                        69,600
        4,140  Northrop Grumman Corp.                                 313,564
        4,476  Orbital Sciences Corp. (a)                              80,657
          299  Precision Castparts Corp.                               57,196
        3,952  Raytheon Co.                                           242,574
          898  Rockwell Collins, Inc.                                  56,502
        3,897  Textron, Inc.                                          100,348
        2,206  Triumph Group, Inc.                                    176,259
                                                               --------------
                                                                    2,372,823
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.6%
        2,291  Atlas Air Worldwide Holdings, Inc. (a)                  85,683
          954  C.H. Robinson Worldwide, Inc.                           56,658
        2,366  FedEx Corp.                                            222,428
        1,002  Forward Air Corp.                                       36,964
        2,902  UTi Worldwide, Inc.                                     42,630
                                                               --------------
                                                                      444,363
                                                               --------------
               AIRLINES -- 0.4%
       25,100  JetBlue Airways Corp. (a)                              172,939
        5,819  SkyWest, Inc.                                           83,270
                                                               --------------
                                                                      256,209
                                                               --------------
               AUTO COMPONENTS -- 0.4%
        3,312  Johnson Controls, Inc.                                 115,953
        1,982  Standard Motor Products, Inc.                           60,728
        4,999  Superior Industries International, Inc.                 91,782
                                                               --------------
                                                                      268,463
                                                               --------------
               AUTOMOBILES -- 0.2%
        8,834  Ford Motor Co.                                         121,114
                                                               --------------
               BEVERAGES -- 0.2%
        2,374  Molson Coors Brewing Co., Class B                      122,498
                                                               --------------
               BIOTECHNOLOGY -- 0.1%
        3,931  Emergent Biosolutions, Inc. (a)                         60,302
                                                               --------------
               BUILDING PRODUCTS -- 0.2%
        2,047  Gibraltar Industries, Inc. (a)                          38,279
        4,610  Griffon Corp.                                           47,483
          938  Universal Forest Products, Inc.                         36,207
                                                               --------------
                                                                      121,969
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CAPITAL MARKETS -- 1.7%
       25,896  Apollo Investment Corp.                         $      228,144
        6,077  Bank of New York Mellon (The) Corp.                    171,493
        4,669  Calamos Asset Management, Inc., Class A                 52,993
        3,658  Federated Investors, Inc., Class B                      83,988
        1,156  Goldman Sachs Group (The), Inc.                        168,857
        1,958  Invesco Ltd.                                            62,147
       13,818  Janus Capital Group, Inc.                              123,257
        2,178  Piper Jaffray Cos., Inc. (a)                            73,529
        6,848  Prospect Capital Corp.                                  75,533
          960  State Street Corp.                                      56,131
        1,585  Stifel Financial Corp. (a)                              51,069
        9,083  SWS Group, Inc. (a)                                     51,682
                                                               --------------
                                                                    1,198,823
                                                               --------------
               CHEMICALS -- 2.6%
        1,741  A. Schulman, Inc.                                       45,214
        1,333  Air Products & Chemicals, Inc.                         115,918
        1,385  Albemarle Corp.                                         84,831
          566  Ashland, Inc.                                           48,229
        6,330  Cabot Corp.                                            237,755
        1,781  Dow Chemical (The) Co.                                  60,394
          459  Hawkins, Inc.                                           17,070
        1,007  Innophos Holdings, Inc.                                 51,669
       11,540  Intrepid Potash, Inc.                                  212,451
        2,148  LSB Industries, Inc. (a)                                70,154
        3,671  LyondellBasell Industries N.V., Class A                222,830
        3,129  Minerals Technologies, Inc.                            127,131
        6,867  Olin Corp.                                             165,975
          780  OM Group, Inc. (a)                                      19,087
          508  Praxair, Inc.                                           58,064
        4,431  Sensient Technologies Corp.                            174,360
          730  Sigma-Aldrich Corp.                                     57,444
          592  Stepan Co.                                              33,708
        3,661  Zep, Inc.                                               55,647
                                                               --------------
                                                                    1,857,931
                                                               --------------
               COMMERCIAL BANKS -- 4.2%
        5,701  Associated Banc-Corp.                                   81,353
        2,578  BancorpSouth, Inc.                                      41,248
        1,727  Banner Corp.                                            56,421
        5,419  BB&T Corp.                                             166,743
        3,231  Comerica, Inc.                                         117,124
        1,029  Commerce Bancshares, Inc.                               41,273
        1,261  Community Bank System, Inc.                             36,115
        1,625  CVB Financial Corp.                                     17,664
        3,373  East West Bancorp, Inc.                                 82,065
       10,429  Fifth Third Bancorp                                    177,606
        2,327  First Financial Bancorp                                 35,766
        9,774  First Niagara Financial Group, Inc.                     92,951


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        5,239  FirstMerit Corp.                                $       89,744
        7,401  Fulton Financial Corp.                                  81,855
        2,801  Hancock Holding Co.                                     76,383
        4,669  Hanmi Financial Corp. (a)                               72,043
          562  Independent Bank Corp.                                  17,444
        4,163  International Bancshares Corp.                          80,762
       17,078  KeyCorp                                                170,268
        1,126  M&T Bank Corp.                                         112,825
        2,274  MB Financial, Inc.                                      56,304
        1,686  NBT Bancorp, Inc.                                       34,141
        2,717  Old National Bancorp                                    33,093
        2,558  PNC Financial Services Group, Inc.                     173,637
          887  Prosperity Bancshares, Inc.                             40,749
       20,769  Regions Financial Corp.                                176,329
        2,015  S&T Bancorp, Inc.                                       38,023
        1,475  Simmons First National Corp., Class A                   36,167
        1,803  Sterling Bancorp                                        20,338
        8,064  SunTrust Banks, Inc.                                   235,872
        3,462  Trustmark Corp.                                         84,992
          373  UMB Financial Corp.                                     18,777
        2,817  Umpqua Holdings Corp.                                   33,804
        4,104  Valley National Bancorp                                 36,895
        5,354  Webster Financial Corp.                                125,123
        4,598  Wells Fargo & Co.                                      174,632
        1,009  Wintrust Financial Corp.                                36,183
                                                               --------------
                                                                    3,002,712
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.2%
        2,471  ABM Industries, Inc.                                    55,721
        3,476  ADT (The) Corp.                                        151,693
        1,487  Brink's (The) Co.                                       39,420
        1,911  Consolidated Graphics, Inc. (a)                         68,165
          403  G&K Services, Inc., Class A                             18,937
        3,816  Pitney Bowes, Inc.                                      52,165
        7,040  Republic Services, Inc.                                239,923
        1,802  Tetra Tech, Inc. (a)                                    47,375
        1,422  United Stationers, Inc.                                 46,172
        1,168  Waste Connections, Inc.                                 44,326
        2,963  Waste Management, Inc.                                 121,424
                                                               --------------
                                                                      885,321
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.3%
        2,139  ADTRAN, Inc.                                            44,919
        2,393  Bel Fuse, Inc., Class B                                 35,225
        4,282  Black Box Corp.                                         93,005
       13,889  Cisco Systems, Inc.                                    290,558
        3,077  Comtech Telecommunications Corp.                        75,725
        6,154  Digi International, Inc. (a)                            56,124
        5,014  Harris Corp.                                           231,647
        1,960  Plantronics, Inc.                                       85,887


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMUNICATIONS EQUIPMENT (CONTINUED)
        4,035  Symmetricom, Inc. (a)                           $       20,982
                                                               --------------
                                                                      934,072
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.4%
       16,213  Dell, Inc.                                             217,254
        1,386  Diebold, Inc.                                           40,596
        6,560  Lexmark International, Inc., Class A                   198,834
       18,663  QLogic Corp. (a)                                       202,680
        1,623  Super Micro Computer, Inc. (a)                          15,613
        5,776  Western Digital Corp.                                  319,297
                                                               --------------
                                                                      994,274
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.7%
        3,227  Aegion Corp. (a)                                        67,960
        3,794  Dycom Industries, Inc. (a)                              73,300
          432  EMCOR Group, Inc.                                       16,157
        2,720  Granite Construction, Inc.                              75,262
        2,066  Jacobs Engineering Group, Inc. (a)                     104,292
        4,566  URS Corp.                                              200,539
                                                               --------------
                                                                      537,510
                                                               --------------
               CONSUMER FINANCE -- 0.6%
        4,228  Capital One Financial Corp.                            244,294
        1,424  Cash America International, Inc.                        62,129
        4,384  EZCORP, Inc., Class A (a)                               74,090
          640  World Acceptance Corp. (a)                              56,870
                                                               --------------
                                                                      437,383
                                                               --------------
               CONTAINERS & PACKAGING -- 0.6%
        1,510  AptarGroup, Inc.                                        84,711
        1,615  Greif, Inc., Class A                                    77,794
        5,352  Myers Industries, Inc.                                  79,317
          933  Rock Tenn Co., Class A                                  93,431
        2,475  Sonoco Products Co.                                     86,724
                                                               --------------
                                                                      421,977
                                                               --------------
               DISTRIBUTORS -- 0.1%
        8,720  VOXX International Corp. (a)                            83,102
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.5%
       16,700  Apollo Group, Inc., Class A (a)                        306,779
        2,999  Capella Education Co. (a)                              106,225
       44,470  Corinthian Colleges, Inc. (a)                           88,940
        6,819  DeVry, Inc.                                            191,000
        6,777  ITT Educational Services, Inc. (a)                     124,087
        2,482  Matthews International Corp., Class A                   91,362
        3,580  Strayer Education, Inc.                                169,549
        2,958  Universal Technical Institute, Inc.                     35,111
                                                               --------------
                                                                    1,113,053
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED FINANCIAL SERVICES -- 1.4%
        1,282  Citigroup, Inc.                                 $       59,818
          924  CME Group, Inc.                                         56,235
        2,505  Interactive Brokers Group, Inc., Class A                37,725
        4,895  JPMorgan Chase & Co.                                   239,904
       10,587  Leucadia National Corp.                                327,032
        1,239  MSCI, Inc. (a)                                          42,250
        5,266  NASDAQ OMX Group (The), Inc.                           155,242
        1,467  NYSE Euronext                                           56,934
                                                               --------------
                                                                      975,140
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.2%
        3,166  AT&T, Inc.                                             118,598
        1,133  Atlantic Tele-Network, Inc.                             57,522
        7,396  Cbeyond, Inc. (a)                                       64,937
        6,613  CenturyLink, Inc.                                      248,450
       58,374  Frontier Communications Corp.                          242,836
        4,074  General Communication, Inc., Class A (a)                39,559
        7,132  Windstream Corp.                                        60,765
                                                               --------------
                                                                      832,667
                                                               --------------
               ELECTRIC UTILITIES -- 5.5%
        1,121  ALLETE, Inc.                                            57,563
        4,777  American Electric Power Co., Inc.                      245,681
        2,762  Cleco Corp.                                            136,774
        1,600  Duke Energy Corp.                                      120,320
        4,617  Edison International                                   248,395
        1,633  El Paso Electric Co.                                    61,172
        4,592  Entergy Corp.                                          327,088
        3,369  Exelon Corp.                                           126,371
        4,031  FirstEnergy Corp.                                      187,845
        7,468  Great Plains Energy, Inc.                              180,203
        3,125  Hawaiian Electric Industries, Inc.                      88,438
        3,588  IDACORP, Inc.                                          176,566
        1,495  NextEra Energy, Inc.                                   122,635
        1,305  Northeast Utilities                                     59,156
        8,647  NV Energy, Inc.                                        187,035
          601  OGE Energy Corp.                                        43,530
       10,857  Pepco Holdings, Inc.                                   245,368
        4,013  Pinnacle West Capital Corp.                            244,392
        7,436  PNM Resources, Inc.                                    178,538
        7,420  PPL Corp.                                              247,680
        2,476  Southern (The) Co.                                     119,417
        1,388  UIL Holdings Corp.                                      57,796
          763  UNS Energy Corp.                                        38,882
        5,220  Westar Energy, Inc.                                    182,491
        7,823  Xcel Energy, Inc.                                      248,693
                                                               --------------
                                                                    3,932,029
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ELECTRICAL EQUIPMENT -- 0.4%
          546  Brady Corp., Class A                            $       18,498
        1,015  Emerson Electric Co.                                    56,343
        1,639  EnerSys, Inc. (a)                                       75,132
        3,225  II-VI, Inc. (a)                                         49,891
        1,045  Powell Industries, Inc. (a)                             51,456
          657  Rockwell Automation, Inc.                               55,700
                                                               --------------
                                                                      307,020
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 4.2%
        5,330  Arrow Electronics, Inc. (a)                            209,096
        5,980  Avnet, Inc. (a)                                        195,845
        4,146  Benchmark Electronics, Inc. (a)                         73,965
          658  Coherent, Inc.                                          36,802
       21,786  Corning, Inc.                                          315,897
        7,156  CTS Corp.                                               76,212
        3,558  Daktronics, Inc.                                        35,545
        1,658  Electro Scientific Industries, Inc.                     17,873
        6,540  FLIR Systems, Inc.                                     158,987
       11,000  Ingram Micro, Inc., Class A (a)                        195,910
        4,529  Insight Enterprises, Inc. (a)                           82,066
       15,715  Jabil Circuit, Inc.                                    279,727
        2,486  Mercury Systems, Inc. (a)                               19,217
        7,251  Methode Electronics, Inc.                              104,269
        7,935  Molex, Inc.                                            218,768
          723  Park Electrochemical Corp.                              17,258
        3,842  Plexus Corp. (a)                                       103,619
        1,379  Rofin-Sinar Technologies, Inc. (a)                      34,337
        1,569  Rogers Corp. (a)                                        66,902
        3,309  ScanSource, Inc. (a)                                    95,862
        2,524  SYNNEX Corp. (a)                                        87,330
        4,057  TE Connectivity Ltd.                                   176,682
        4,747  Tech Data Corp. (a)                                    221,827
       15,907  Vishay Intertechnology, Inc. (a)                       223,334
                                                               --------------
                                                                    3,047,330
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 5.2%
        4,120  Atwood Oceanics, Inc. (a)                              202,086
        2,503  Baker Hughes, Inc.                                     113,611
        4,020  Basic Energy Services, Inc. (a)                         55,195
          566  Bristow Group, Inc.                                     35,771
        4,078  C&J Energy Services, Inc. (a)                           80,704
          951  CARBO Ceramics, Inc.                                    67,188
        4,175  Diamond Offshore Drilling, Inc.                        288,493
        4,840  Ensco PLC, Class A                                     279,171
          870  Gulf Island Fabrication, Inc.                           17,887
        4,784  Helmerich & Payne, Inc.                                280,438
       10,971  ION Geophysical Corp. (a)                               68,459
        2,507  Matrix Service Co. (a)                                  37,680
       17,905  Nabors Industries Ltd.                                 264,815
        4,105  National Oilwell Varco, Inc.                           267,728


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
        7,612  Noble Corp.                                     $      285,450
        2,654  Oil States International, Inc. (a)                     237,161
        9,081  Patterson-UTI Energy, Inc.                             191,518
       11,320  Pioneer Energy Services Corp. (a)                       79,806
        6,570  Rowan Cos. PLC, Class A (a)                            213,722
          757  Schlumberger Ltd.                                       56,344
        1,014  SEACOR Holdings, Inc.                                   73,120
        8,336  Superior Energy Services, Inc. (a)                     229,990
        5,356  TETRA Technologies, Inc. (a)                            48,900
        3,430  Tidewater, Inc.                                        179,904
        2,852  Unit Corp. (a)                                         119,870
                                                               --------------
                                                                    3,775,011
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.5%
        1,396  Andersons (The), Inc.                                   76,110
          314  Casey's General Stores, Inc.                            18,184
        3,093  CVS Caremark Corp.                                     179,951
        3,041  Harris Teeter Supermarkets, Inc.                       127,083
        1,711  Kroger (The) Co.                                        58,824
        8,817  Safeway, Inc.                                          198,559
        5,321  Spartan Stores, Inc.                                    89,286
        1,612  Sysco Corp.                                             56,194
          854  United Natural Foods, Inc. (a)                          42,649
        1,189  Walgreen Co.                                            58,867
        2,273  Wal-Mart Stores, Inc.                                  176,658
                                                               --------------
                                                                    1,082,365
                                                               --------------
               FOOD PRODUCTS -- 1.6%
        6,888  Archer-Daniels-Midland Co.                             233,779
        2,194  Cal-Maine Foods, Inc.                                   93,640
        1,372  Hormel Foods Corp.                                      56,622
          546  Lancaster Colony Corp.                                  43,096
        2,017  Post Holdings, Inc. (a)                                 88,324
          684  Sanderson Farms, Inc.                                   41,902
        2,828  Seneca Foods Corp., Class A (a)                         92,165
        6,540  Smithfield Foods, Inc. (a)                             167,424
          725  Snyder's-Lance, Inc.                                    18,255
          281  TreeHouse Foods, Inc. (a)                               17,902
       11,701  Tyson Foods, Inc., Class A                             288,196
                                                               --------------
                                                                    1,141,305
                                                               --------------
               GAS UTILITIES -- 1.3%
        5,538  AGL Resources, Inc.                                    242,841
        3,043  Atmos Energy Corp.                                     135,018
        1,287  Laclede Group (The), Inc.                               60,116
          685  National Fuel Gas Co.                                   42,963
          408  New Jersey Resources Corp.                              19,258
        1,254  Northwest Natural Gas Co.                               55,765
        1,136  Piedmont Natural Gas Co., Inc.                          39,112
        1,727  Questar Corp.                                           43,849
          330  South Jersey Industries, Inc.                           20,361
        1,158  Southwest Gas Corp.                                     58,676
        2,256  UGI Corp.                                               92,451


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               GAS UTILITIES (CONTINUED)
        2,945  WGL Holdings, Inc.                              $      136,118
                                                               --------------
                                                                      946,528
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.4%
        8,222  Abbott Laboratories                                    303,556
        1,153  C. R. Bard, Inc.                                       114,562
        3,320  CareFusion Corp. (a)                                   111,021
          538  CONMED Corp.                                            16,856
        1,712  Covidien PLC                                           109,294
       12,431  CryoLife, Inc.                                          74,586
        1,337  DENTSPLY International, Inc.                            56,622
        3,688  Hill-Rom Holdings, Inc.                                125,650
          470  Integra LifeSciences Holdings (a)                       16,464
        2,142  Masimo Corp.                                            42,969
        3,622  Medtronic, Inc.                                        169,075
        4,482  Merit Medical Systems, Inc. (a)                         43,341
        2,873  St. Jude Medical, Inc.                                 118,425
        3,122  STERIS Corp.                                           129,844
        3,262  Symmetry Medical, Inc. (a)                              38,883
          787  Varian Medical Systems, Inc. (a)                        51,265
        2,261  Zimmer Holdings, Inc.                                  172,853
                                                               --------------
                                                                    1,695,266
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 5.1%
        4,545  Aetna, Inc.                                            261,065
        4,571  Almost Family, Inc.                                     90,231
        8,398  Amedisys, Inc. (a)                                      84,316
        1,110  AmSurg Corp. (a)                                        37,252
        2,791  Cardinal Health, Inc.                                  123,418
        2,727  Cigna Corp.                                            180,446
        2,741  Community Health Systems, Inc.                         124,907
          370  CorVel Corp. (a)                                        17,564
        4,940  Coventry Health Care, Inc.                             244,777
        1,645  Ensign Group (The), Inc.                                57,361
        5,079  Gentiva Health Services, Inc. (a)                       53,279
        3,265  Health Management Associates, Inc., Class A (a)         37,515
        4,202  Humana, Inc.                                           311,410
        7,095  Kindred Healthcare, Inc. (a)                            74,426
        1,886  Laboratory Corp. of America Holdings (a)               176,077
        3,476  LHC Group, Inc. (a)                                     75,499
        4,467  LifePoint Hospitals, Inc. (a)                          214,416
        1,963  Magellan Health Services, Inc. (a)                     100,427
          525  McKesson Corp.                                          55,555
          966  MEDNAX, Inc. (a)                                        85,713
        2,127  Omnicare, Inc.                                          93,099
        1,291  Owens & Minor, Inc.                                     42,048
        6,671  PharMerica Corp. (a)                                    85,989
        2,058  Quest Diagnostics, Inc.                                115,927
        5,076  UnitedHealth Group, Inc.                               304,205


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        2,034  Universal Health Services, Inc.,  Class B       $      135,444
        2,241  WellCare Health Plans, Inc. (a)                        130,673
        4,385  WellPoint, Inc.                                        319,754
                                                               --------------
                                                                    3,632,793
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.0%
        2,043  Quality Systems, Inc.                                   36,508
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.6%
          147  Biglari Holdings, Inc. (a)                              56,930
          550  BJ's Restaurants, Inc. (a)                              18,865
        9,034  Boyd Gaming Corp. (a)                                  108,408
        6,773  Carnival Corp.                                         233,736
        1,141  CEC Entertainment, Inc.                                 38,075
          227  Cracker Barrel Old Country Store, Inc.                  18,782
        3,291  Darden Restaurants, Inc.                               169,914
          266  DineEquity, Inc.                                        18,950
        7,040  International Game Technology                          119,328
        3,975  International Speedway Corp., Class A                  130,658
        4,048  Life Time Fitness, Inc. (a)                            186,937
        7,477  Marcus (The) Corp.                                      96,005
          569  McDonald's Corp.                                        58,118
        9,598  Monarch Casino & Resort, Inc. (a)                      123,526
        1,253  Pinnacle Entertainment, Inc. (a)                        23,882
        1,205  Red Robin Gourmet Burgers, Inc. (a)                     58,286
        7,457  Ruby Tuesday, Inc. (a)                                  71,885
        4,803  Scientific Games Corp., Class A (a)                     42,651
        7,412  Wendy's (The) Co.                                       42,174
        6,870  WMS Industries, Inc. (a)                               174,361
          788  Yum! Brands, Inc.                                       53,679
                                                               --------------
                                                                    1,845,150
                                                               --------------
               HOUSEHOLD DURABLES -- 1.4%
        2,320  American Greetings Corp., Class A                       42,781
        2,152  Blyth, Inc.                                             35,465
        8,790  Garmin Ltd.                                            308,353
        6,507  Harman International Industries, Inc.                  290,928
        2,434  Helen of Troy Ltd. (a)                                  84,898
       10,809  Standard Pacific Corp. (a)                              97,821
        3,213  Universal Electronics, Inc. (a)                         73,835
          479  Whirlpool Corp.                                         54,740
                                                               --------------
                                                                      988,821
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.3%
        9,089  Central Garden & Pet Co., Class A (a)                   79,983
          868  Energizer Holdings, Inc.                                83,840


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOUSEHOLD PRODUCTS (CONTINUED)
          736  Procter & Gamble (The) Co.                      $       56,503
                                                               --------------
                                                                      220,326
                                                               --------------
               INDEPENDENT POWER PRODUCERS & ENERGY
                  TRADERS -- 0.4%
       10,963  NRG Energy, Inc.                                       305,539
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.5%
        1,093  3M Co.                                                 114,448
        1,869  Danaher Corp.                                          113,897
        5,024  General Electric Co.                                   111,985
                                                               --------------
                                                                      340,330
                                                               --------------
               INSURANCE -- 6.9%
        1,912  ACE Ltd.                                               170,436
        3,270  Aflac, Inc.                                            178,019
          547  Alleghany Corp. (a)                                    215,376
        3,466  Allstate (The) Corp.                                   170,735
        3,655  American Financial Group, Inc.                         176,427
        7,481  American International Group, Inc. (a)                 309,863
        4,489  Aspen Insurance Holdings Ltd.                          171,435
        5,162  Assurant, Inc.                                         245,402
        1,327  Chubb (The) Corp.                                      116,869
        1,667  Everest Re Group, Ltd.                                 225,028
        8,581  Fidelity National Financial, Inc., Class A             230,400
        5,670  Genworth Financial, Inc., Class A (a)                   56,870
        4,121  HCC Insurance Holdings, Inc.                           175,555
        3,583  Horace Mann Educators Corp.                             80,797
          665  Infinity Property & Casualty Corp.                      37,732
        1,289  Kemper Corp.                                            41,068
        7,124  Lincoln National Corp.                                 242,287
        1,493  Marsh & McLennan Cos., Inc.                             56,749
        5,299  Meadowbrook Insurance Group, Inc.                       41,226
        2,283  Mercury General Corp.                                  104,356
          817  National Financial Partners Corp. (a)                   20,703
          935  Navigators Group (The), Inc. (a)                        54,118
        2,642  Primerica, Inc.                                         89,722
        3,414  Principal Financial Group, Inc.                        123,245
        1,973  ProAssurance Corp.                                      96,657
        4,838  Protective Life Corp.                                  184,134
        2,902  Reinsurance Group of America, Inc.                     181,520
          255  RLI Corp.                                               18,322
        1,520  Safety Insurance Group, Inc.                            75,498
        3,038  StanCorp Financial Group, Inc.                         131,181
        3,667  Stewart Information Services Corp.                      99,266
        2,844  Torchmark Corp.                                        176,527
        2,020  Travelers (The) Cos., Inc.                             172,528
        1,467  United Fire Group, Inc.                                 41,017
        8,224  Unum Group                                             229,367
        2,927  W. R. Berkley Corp.                                    127,090


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
        3,834  XL Group PLC                                    $      119,391
                                                               --------------
                                                                    4,986,916
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 0.8%
        5,625  AOL, Inc.                                              217,350
        1,402  j2 Global, Inc.                                         57,061
       42,700  Monster Worldwide, Inc. (a)                            187,026
       12,390  United Online, Inc.                                     84,252
                                                               --------------
                                                                      545,689
                                                               --------------
               IT SERVICES -- 2.7%
        6,367  Acxiom Corp. (a)                                       126,640
        1,614  CACI International, Inc., Class A (a)                   94,403
        2,468  Convergys Corp.                                         42,005
        3,526  CSG Systems International, Inc. (a)                     76,197
        2,430  DST Systems, Inc.                                      168,034
        4,293  Fidelity National Information Services, Inc.           180,521
          579  Forrester Research, Inc.                                20,757
        6,182  Higher One Holdings, Inc. (a)                           60,954
          266  International Business Machines Corp.                   53,876
        8,057  ManTech International Corp., Class A                   215,041
       21,433  SAIC, Inc.                                             320,209
        5,851  Sykes Enterprises, Inc. (a)                             90,047
        2,591  TeleTech Holdings, Inc. (a)                             55,162
        6,864  Total System Services, Inc.                            162,128
        6,281  VeriFone Systems, Inc. (a)                             134,916
       11,310  Western Union Co.                                      167,501
                                                               --------------
                                                                    1,968,391
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.1%
        1,290  Hasbro, Inc.                                            61,107
        3,561  JAKKS Pacific, Inc.                                     38,851
                                                               --------------
                                                                       99,958
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.3%
        3,881  Affymetrix, Inc. (a)                                    14,127
        1,031  Bio-Rad Laboratories, Inc., Class A (a)                123,462
          619  Techne Corp.                                            39,702
          604  Waters Corp. (a)                                        55,810
                                                               --------------
                                                                      233,101
                                                               --------------
               MACHINERY -- 3.2%
          598  Actuant Corp., Class A                                  18,717
        4,154  AGCO Corp.                                             221,201
          524  Astec Industries, Inc.                                  17,203
        1,900  Barnes Group, Inc.                                      52,763
        1,956  Caterpillar, Inc.                                      165,615
          431  CIRCOR International, Inc.                              20,399


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MACHINERY (CONTINUED)
          802  CLARCOR, Inc.                                   $       41,463
          752  Crane Co.                                               40,480
        1,351  Deere & Co.                                            120,644
        1,161  Donaldson Co., Inc.                                     42,237
        2,334  Dover Corp.                                            160,999
          448  ESCO Technologies, Inc.                                 16,115
        1,729  Gardner Denver, Inc.                                   129,831
          883  John Bean Technologies Corp.                            18,314
        4,879  Joy Global, Inc.                                       275,761
        5,545  Kennametal, Inc.                                       221,745
          344  Mueller Industries, Inc.                                17,812
          989  Oshkosh Corp. (a)                                       38,828
        2,537  Parker Hannifin Corp.                                  224,702
          377  Tennant Co.                                             18,028
        4,430  Titan International, Inc.                               98,833
        2,865  Trinity Industries, Inc.                               120,932
          382  Watts Water Technologies, Inc., Class A                 17,977
        2,178  Woodward, Inc.                                          78,386
        4,215  Xylem, Inc.                                            116,966
                                                               --------------
                                                                    2,295,951
                                                               --------------
               MEDIA -- 1.6%
          391  Arbitron, Inc.                                          18,256
        7,763  E.W. Scripps (The) Co., Class A (a)                    107,828
        4,445  John Wiley & Sons, Inc., Class A                       169,665
        3,395  Meredith Corp.                                         131,794
        8,836  New York Times (The) Co., Class A (a)                   78,287
        8,123  Scholastic Corp.                                       222,976
        5,798  Valassis Communications, Inc.                          148,603
          921  Viacom, Inc., Class B                                   58,935
        2,045  Walt Disney (The) Co.                                  128,508
          260  Washington Post (The) Co., Class B                     115,268
                                                               --------------
                                                                    1,180,120
                                                               --------------
               METALS & MINING -- 2.8%
       27,269  Alcoa, Inc.                                            231,787
        5,364  Allegheny Technologies, Inc.                           144,721
        1,237  AMCOL International Corp.                               38,062
        2,635  Carpenter Technology Corp.                             118,470
       10,927  Commercial Metals Co.                                  159,753
        8,774  Freeport-McMoRan Copper & Gold, Inc.                   266,993
          994  Haynes International, Inc.                              48,318
        1,156  Kaiser Aluminum Corp.                                   72,828
        1,928  Materion Corp.                                          51,073
        6,933  Newmont Mining Corp.                                   224,629
        1,229  Nucor Corp.                                             53,609
        1,563  Olympic Steel, Inc.                                     31,260
        2,433  Reliance Steel & Aluminum Co.                          158,315
          578  RTI International Metals, Inc. (a)                      16,774
        8,185  Steel Dynamics, Inc.                                   123,102


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               METALS & MINING (CONTINUED)
        2,889  Stillwater Mining Co. (a)                       $       35,939
       11,914  United States Steel Corp.                              212,069
                                                               --------------
                                                                    1,987,702
                                                               --------------
               MULTILINE RETAIL -- 1.7%
        4,910  Big Lots, Inc. (a)                                     178,822
        2,297  Dollar General Corp. (a)                               119,651
        6,827  Fred's, Inc., Class A                                   97,148
        6,296  Kohl's Corp.                                           296,290
        4,065  Macy's, Inc.                                           181,299
       15,099  Saks, Inc. (a)                                         174,393
        2,485  Target Corp.                                           175,342
                                                               --------------
                                                                    1,222,945
                                                               --------------
               MULTI-UTILITIES -- 3.7%
        2,589  Alliant Energy Corp.                                   138,537
        2,006  Avista Corp.                                            56,268
        2,949  Black Hills Corp.                                      138,279
        4,848  CenterPoint Energy, Inc.                               119,649
          280  CH Energy Group, Inc.                                   18,192
        4,158  CMS Energy Corp.                                       124,490
        2,787  Consolidated Edison, Inc.                              177,393
        3,400  DTE Energy Co.                                         247,792
        3,995  Integrys Energy Group, Inc.                            245,932
        3,959  NiSource, Inc.                                         121,660
        1,379  NorthWestern Corp.                                      59,325
        5,217  PG&E Corp.                                             252,711
        6,766  Public Service Enterprise Group, Inc.                  247,703
        3,325  SCANA Corp.                                            180,215
       13,038  TECO Energy, Inc.                                      249,417
        3,667  Vectren Corp.                                          137,732
        2,708  Wisconsin Energy Corp.                                 121,698
                                                               --------------
                                                                    2,636,993
                                                               --------------
               OFFICE ELECTRONICS -- 0.5%
       33,769  Xerox Corp.                                            289,738
        1,837  Zebra Technologies Corp., Class A (a)                   85,696
                                                               --------------
                                                                      375,434
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 7.5%
        2,657  Anadarko Petroleum Corp.                               225,207
        3,764  Apache Corp.                                           278,084
        8,544  Bill Barrett Corp. (a)                                 169,684
        2,133  Carrizo Oil & Gas, Inc. (a)                             51,661
        8,334  Chesapeake Energy Corp.                                162,846
        2,444  Chevron Corp.                                          298,193
        2,296  Cimarex Energy Co.                                     168,021
        4,973  Cloud Peak Energy, Inc. (a)                             97,172
        4,598  Comstock Resources, Inc. (a)                            72,005
        4,832  ConocoPhillips                                         292,094
        5,055  CONSOL Energy, Inc.                                    170,050


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               OIL, GAS & CONSUMABLE FUELS (CONTINUED)
        2,059  Devon Energy Corp.                              $      113,369
        4,162  Energen Corp.                                          197,362
        3,223  Exxon Mobil Corp.                                      286,815
        4,055  Hess Corp.                                             292,690
        8,612  Marathon Oil Corp.                                     281,354
        4,557  Murphy Oil Corp.                                       282,944
        3,706  Occidental Petroleum Corp.                             330,798
       18,493  Penn Virginia Corp.                                     74,527
        3,320  Phillips 66                                            202,354
        3,648  Plains Exploration & Production Co. (a)                164,890
        5,342  QEP Resources, Inc.                                    153,369
        3,640  Rosetta Resources, Inc. (a)                            156,192
          710  SM Energy Co.                                           43,310
        1,844  Spectra Energy Corp.                                    58,141
        4,294  Stone Energy Corp. (a)                                  84,721
        6,306  Swift Energy Co. (a)                                    81,600
        6,384  Valero Energy Corp.                                    257,403
        2,180  World Fuel Services Corp.                               88,399
       14,502  WPX Energy, Inc. (a)                                   226,666
                                                               --------------
                                                                    5,361,921
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.8%
        3,118  Buckeye Technologies, Inc.                             117,206
          709  Clearwater Paper Corp. (a)                              32,628
        2,789  Domtar Corp.                                           193,863
        1,344  KapStone Paper & Packaging Corp.                        39,756
        1,787  Neenah Paper, Inc.                                      51,394
        3,195  P.H. Glatfelter Co.                                     76,680
        1,929  Schweitzer-Mauduit International, Inc.                  77,719
                                                               --------------
                                                                      589,246
                                                               --------------
               PHARMACEUTICALS -- 0.2%
        2,256  Hi-Tech Pharmacal Co., Inc.                             74,583
        1,965  Pfizer, Inc.                                            57,123
                                                               --------------
                                                                      131,706
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
        4,344  CDI Corp.                                               68,071
        1,389  Dun & Bradstreet (The) Corp.                           122,857
          340  Exponent, Inc.                                          17,918
          646  Insperity, Inc.                                         17,849
        3,999  Kelly Services, Inc., Class A                           68,063
        1,026  Korn/Ferry International (a)                            16,980
          741  Manpowergroup, Inc.                                     39,392
        5,686  Navigant Consulting, Inc. (a)                           70,108
        2,941  Resources Connection, Inc.                              33,410
        1,874  Towers Watson & Co., Class A                           136,652
                                                               --------------
                                                                      591,300
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS -- 0.1%
          352  EPR Properties                                  $       19,902
        3,166  Lexington Realty Trust                                  40,557
                                                               --------------
                                                                       60,459
                                                               --------------
               ROAD & RAIL -- 1.4%
        6,396  Arkansas Best Corp.                                     67,222
        3,689  Con-way, Inc.                                          124,688
        6,906  CSX Corp.                                              169,819
        4,120  Heartland Express, Inc.                                 55,908
        3,413  Knight Transportation, Inc.                             53,311
        2,207  Norfolk Southern Corp.                                 170,866
        3,888  Ryder System, Inc.                                     225,776
        7,174  Werner Enterprises, Inc.                               164,715
                                                               --------------
                                                                    1,032,305
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 1.4%
        1,599  Altera Corp.                                            51,184
        1,220  Analog Devices, Inc.                                    53,668
        4,163  ATMI, Inc. (a)                                          90,545
        9,174  Brooks Automation, Inc.                                 89,171
        1,075  Cabot Microelectronics Corp. (a)                        36,023
        1,174  CEVA, Inc. (a)                                          17,915
        1,780  Diodes, Inc. (a)                                        36,063
        6,124  Fairchild Semiconductor International, Inc. (a)         79,000
        2,103  First Solar, Inc. (a)                                   97,916
          673  MKS Instruments, Inc.                                   18,083
       22,653  NVIDIA Corp.                                           311,932
        1,598  Texas Instruments, Inc.                                 57,864
        7,397  TriQuint Semiconductor, Inc. (a)                        43,198
        3,870  Volterra Semiconductor Corp. (a)                        50,349
                                                               --------------
                                                                    1,032,911
                                                               --------------
               SOFTWARE -- 1.1%
       11,538  CA, Inc.                                               311,180
        5,758  Ebix, Inc.                                             107,156
        5,325  EPIQ Systems, Inc.                                      74,390
          923  MICROS Systems, Inc. (a)                                39,144
        5,945  Microsoft Corp.                                        196,780
        1,171  Synopsys, Inc. (a)                                      41,653
                                                               --------------
                                                                      770,303
                                                               --------------
               SPECIALTY RETAIL -- 3.4%
        7,548  Aaron's, Inc.                                          216,703
        2,514  Abercrombie & Fitch Co., Class A                       124,594
          508  Advance Auto Parts, Inc.                                42,611
        9,551  Aeropostale, Inc. (a)                                  140,018
        5,264  Barnes & Noble, Inc. (a)                                95,436
        2,640  Bed Bath & Beyond, Inc. (a)                            181,632
        2,393  Big 5 Sporting Goods Corp.                              40,202
        2,335  Brown Shoe Co., Inc.                                    39,485
          801  Buckle (The), Inc.                                      38,889


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SPECIALTY RETAIL (CONTINUED)
        3,869  Cato (The) Corp., Class A                       $       92,895
        2,084  Children's Place Retail Stores (The), Inc. (a)         101,949
        4,767  Finish Line (The), Inc., Class A                        92,432
        1,243  Genesco, Inc. (a)                                       76,507
          915  Group 1 Automotive, Inc.                                55,339
        8,719  Guess?, Inc.                                           241,342
        2,341  Jos. A. Bank Clothiers, Inc. (a)                       102,255
        6,519  Kirkland's, Inc. (a)                                    78,619
        2,794  Men's Wearhouse (The), Inc.                             93,599
        8,044  OfficeMax, Inc.                                         92,586
        6,337  Pep Boys-Manny, Moe & Jack   (The) (a)                  73,509
        5,861  Rent-A-Center, Inc.                                    204,725
        1,686  Sonic Automotive, Inc., Class A                         37,075
        6,558  Stein Mart, Inc.                                        51,874
       19,010  Zale Corp. (a)                                          84,404
        2,400  Zumiez, Inc. (a)                                        69,528
                                                               --------------
                                                                    2,468,208
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
        6,301  Crocs, Inc. (a)                                        100,942
        2,332  Deckers Outdoor Corp. (a)                              128,540
        1,444  Iconix Brand Group, Inc. (a)                            41,370
        4,262  Maidenform Brands, Inc. (a)                             76,716
        4,107  Perry Ellis International, Inc.                         72,160
        2,861  True Religion Apparel, Inc.                             77,419
                                                               --------------
                                                                      497,147
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.5%
        4,262  Astoria Financial Corp.                                 40,873
        4,087  Brookline Bancorp, Inc.                                 34,331
        1,276  Dime Community Bancshares, Inc.                         18,208
        6,035  New York Community Bancorp, Inc.                        81,774
        1,444  Northwest Bancshares, Inc.                              17,689
        8,643  People's United Financial, Inc.                        113,742
        3,599  Provident Financial Services, Inc.                      55,173
        3,283  TrustCo Bank Corp.                                      17,597
                                                               --------------
                                                                      379,387
                                                               --------------
               TOBACCO -- 0.4%
       19,206  Alliance One International, Inc. (a)                    72,022
        3,863  Universal Corp.                                        222,316
                                                               --------------
                                                                      294,338
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.2%
          830  Applied Industrial Technologies, Inc.                   35,068
        2,499  GATX Corp.                                             127,324
                                                               --------------
                                                                      162,392
                                                               --------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
       26,643  MetroPCS Communications, Inc. (a)               $      315,453
        1,430  NTELOS Holdings Corp.                                   21,050
        8,220  Telephone & Data Systems, Inc.                         184,457
        7,037  USA Mobility, Inc.                                      95,492
                                                               --------------
                                                                      616,452
                                                               --------------
               TOTAL COMMON STOCKS -- 100.0%                       71,859,302
               (Cost $65,513,289)

               MONEY MARKET FUND -- 0.1%
       54,895  Morgan Stanley Institutional
                  Liquidity Fund - Treasury Portfolio -
                  Institutional Class - 0.03% (b)                      54,895
               (Cost $54,895)                                  --------------

               TOTAL INVESTMENTS -- 100.1%                         71,914,197
               (Cost $65,568,184) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                 (62,841)
                                                               --------------
               NET ASSETS -- 100.0%                            $   71,851,356
                                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,297,547 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $951,534.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 71,859,302        $         --       $          --
Money Market Fund                54,895                   --                  --
                            ----------------------------------------------------
Total Investments           $ 71,914,197        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.6%
        2,235  B/E Aerospace, Inc. (a)                         $      140,224
        2,061  Boeing (The) Co.                                       188,396
        4,622  GenCorp, Inc. (a)                                       60,410
        1,823  Honeywell International, Inc.                          134,063
          470  Teledyne Technologies, Inc. (a)                         35,278
                                                               --------------
                                                                      558,371
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.3%
        1,246  Hub Group, Inc., Class A (a)                            45,666
          800  United Parcel Service, Inc., Class B                    68,672
                                                               --------------
                                                                      114,338
                                                               --------------
               AIRLINES -- 1.1%
        2,107  Alaska Air Group, Inc. (a)                             129,875
          692  Allegiant Travel Co.                                    62,211
       13,127  Southwest Airlines Co.                                 179,840
                                                               --------------
                                                                      371,926
                                                               --------------
               AUTO COMPONENTS -- 0.7%
        3,985  Delphi Automotive PLC                                  184,147
          644  Dorman Products, Inc.                                   24,304
        1,320  Drew Industries, Inc.                                   47,652
                                                               --------------
                                                                      256,103
                                                               --------------
               AUTOMOBILES -- 0.3%
          644  Harley-Davidson, Inc.                                   35,195
          705  Thor Industries, Inc.                                   26,148
        2,978  Winnebago Industries, Inc. (a)                          54,557
                                                               --------------
                                                                      115,900
                                                               --------------
               BEVERAGES -- 1.0%
          300  Boston Beer (The) Co., Inc., Class A (a)                50,796
          481  Brown-Forman Corp., Class B                             33,911
        2,876  Coca-Cola Enterprises, Inc.                            105,348
        2,884  Constellation Brands, Inc., Class A (a)                142,325
          434  PepsiCo, Inc.                                           35,792
                                                               --------------
                                                                      368,172
                                                               --------------
               BIOTECHNOLOGY -- 2.6%
          748  Acorda Therapeutics, Inc. (a)                           29,598
        1,340  Amgen, Inc.                                            139,642
          917  Biogen Idec, Inc. (a)                                  200,759
        1,527  Celgene Corp. (a)                                      180,293
          256  Cubist Pharmaceuticals, Inc. (a)                        11,756
        3,616  Gilead Sciences, Inc. (a)                              183,114
          294  Regeneron Pharmaceuticals, Inc. (a)                     63,251
          853  United Therapeutics Corp. (a)                           56,963
          472  Vertex Pharmaceuticals, Inc. (a)                        36,259
                                                               --------------
                                                                      901,635
                                                               --------------
               BUILDING PRODUCTS -- 1.8%
          651  A.O. Smith Corp.                                        49,105


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               BUILDING PRODUCTS (CONTINUED)
        1,737  AAON, Inc.                                      $       49,348
        2,123  Apogee Enterprises, Inc.                                54,094
        3,600  Fortune Brands Home & Security, Inc. (a)               131,004
        2,123  Lennox International, Inc.                             131,626
        8,739  Masco Corp.                                            169,886
        3,539  NCI Building Systems, Inc. (a)                          60,588
                                                               --------------
                                                                      645,651
                                                               --------------
               CAPITAL MARKETS -- 3.1%
          527  Affiliated Managers Group, Inc. (a)                     82,043
        1,866  Ameriprise Financial, Inc.                             139,073
          535  BlackRock, Inc.                                        142,577
        1,933  Eaton Vance Corp.                                       77,088
        1,697  Financial Engines, Inc.                                 61,720
          456  Franklin Resources, Inc.                                70,525
        2,404  HFF, Inc., Class A                                      50,364
        2,923  Raymond James Financial, Inc.                          121,071
        3,598  SEI Investments Co.                                    103,119
          918  T. Rowe Price Group, Inc.                               66,555
          330  Virtus Investment Partners, Inc. (a)                    63,030
        2,371  Waddell & Reed Financial, Inc., Class A                101,645
                                                               --------------
                                                                    1,078,810
                                                               --------------
               CHEMICALS -- 3.4%
          693  Airgas, Inc.                                            66,978
          392  American Vanguard Corp.                                 11,305
          545  Balchem Corp.                                           23,620
        2,038  Calgon Carbon Corp. (a)                                 34,728
          701  Cytec Industries, Inc.                                  51,075
        1,967  Eastman Chemical Co.                                   131,101
        2,207  Ecolab, Inc.                                           186,756
        1,226  H.B. Fuller Co.                                         46,465
        1,385  International Flavors & Fragrances, Inc.               106,908
          839  Koppers Holdings, Inc.                                  36,840
        1,005  Monsanto Co.                                           107,354
        2,518  PolyOne Corp.                                           56,731
          513  PPG Industries, Inc.                                    75,483
          625  Quaker Chemical Corp.                                   38,575
        1,644  RPM International, Inc.                                 53,266
          629  Sherwin-Williams (The) Co.                             115,176
        2,088  Tredegar Corp.                                          61,805
                                                               --------------
                                                                    1,204,166
                                                               --------------
               COMMERCIAL BANKS -- 1.3%
          832  Bank of the Ozarks, Inc.                                34,054
        1,834  BBCN Bancorp, Inc.                                      23,622
          441  City National Corp.                                     25,239
        1,090  Columbia Banking System, Inc.                           23,402
          990  F.N.B. Corp.                                            11,276
          493  First Financial Bankshares, Inc.                        24,359


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               COMMERCIAL BANKS (CONTINUED)
        1,262  Glacier Bancorp, Inc.                           $       23,284
          318  Home BancShares, Inc.                                   12,631
        4,648  Huntington Bancshares, Inc.                             33,326
          411  PacWest Bancorp                                         11,397
        1,026  Pinnacle Financial Partners, Inc. (a)                   24,901
        1,267  PrivateBancorp, Inc.                                    24,301
          330  Signature Bank (a)                                      23,631
        2,967  Susquehanna Bancshares, Inc.                            34,625
          366  SVB Financial Group (a)                                 26,026
        9,369  Synovus Financial Corp.                                 25,203
        2,749  Zions Bancorporation                                    67,680
                                                               --------------
                                                                      448,957
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.7%
          778  Cintas Corp.                                            34,909
        1,514  Copart, Inc. (a)                                        53,368
        3,255  Deluxe Corp.                                           124,146
          935  Healthcare Services Group, Inc.                         20,841
        3,752  Herman Miller, Inc.                                     94,138
        1,919  Interface, Inc.                                         32,124
          946  Iron Mountain, Inc.                                     35,816
        1,046  Mine Safety Appliances Co.                              50,208
        1,000  Stericycle, Inc. (a)                                   108,320
          529  UniFirst Corp.                                          48,165
                                                               --------------
                                                                      602,035
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.7%
        3,580  Arris Group, Inc. (a)                                   59,106
        1,621  Ciena Corp. (a)                                         24,250
        2,170  InterDigital, Inc.                                      96,370
        2,214  Ixia (a)                                                36,464
          761  ViaSat, Inc. (a)                                        36,886
                                                               --------------
                                                                      253,076
                                                               --------------
               COMPUTERS & PERIPHERALS -- 1.2%
        1,144  3D Systems Corp. (a)                                    43,747
        2,424  Electronics for Imaging, Inc. (a)                       64,769
        2,437  Intermec, Inc. (a)                                      23,980
        2,934  NCR Corp. (a)                                           80,010
        4,840  Seagate Technology PLC                                 177,628
          589  Synaptics, Inc. (a)                                     24,285
                                                               --------------
                                                                      414,419
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 0.4%
        4,808  Quanta Services, Inc. (a)                              132,124
                                                               --------------
               CONSTRUCTION MATERIALS -- 0.7%
          719  Eagle Materials, Inc.                                   48,712
        5,639  Headwaters, Inc. (a)                                    61,240
          793  Martin Marietta Materials, Inc.                         80,085
          759  Texas Industries, Inc. (a)                              48,333
                                                               --------------
                                                                      238,370
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CONSUMER FINANCE -- 1.3%
        1,574  American Express Co.                            $      107,677
        2,368  Discover Financial Services                            103,576
          796  Encore Capital Group, Inc. (a)                          22,678
          632  First Cash Financial Services, Inc. (a)                 32,529
          378  Portfolio Recovery Associates, Inc. (a)                 46,400
        6,709  SLM Corp.                                              138,541
                                                               --------------
                                                                      451,401
                                                               --------------
               CONTAINERS & PACKAGING -- 1.3%
          722  Ball Corp.                                              31,855
        3,404  Bemis Co., Inc.                                        133,947
        2,314  Packaging Corp. of America                             110,054
        7,339  Sealed Air Corp.                                       162,339
          549  Silgan Holdings, Inc.                                   26,280
                                                               --------------
                                                                      464,475
                                                               --------------
               DISTRIBUTORS -- 0.4%
        3,716  LKQ Corp. (a)                                           89,481
          768  Pool Corp.                                              37,648
                                                               --------------
                                                                      127,129
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 0.9%
          631  Coinstar, Inc. (a)                                      33,323
        4,670  H&R Block, Inc.                                        129,546
        1,459  Hillenbrand, Inc.                                       36,665
        6,205  Service Corp. International                            104,740
                                                               --------------
                                                                      304,274
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.8%
        5,640  Bank of America Corp.                                   69,428
        1,405  CBOE Holdings, Inc.                                     52,730
          421  IntercontinentalExchange, Inc. (a)                      68,593
        1,288  Moody's Corp.                                           78,375
                                                               --------------
                                                                      269,126
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.5%
        3,554  Lumos Networks Corp.                                    47,943
        2,160  Verizon Communications, Inc.                           116,446
                                                               --------------
                                                                      164,389
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.4%
        1,865  AMETEK, Inc.                                            75,924
        1,275  AZZ, Inc.                                               53,920
          714  Belden, Inc.                                            35,286
        1,733  Eaton Corp. PLC                                        106,423
          684  Encore Wire Corp.                                       22,401
          357  Franklin Electric Co., Inc.                             11,556
          535  Hubbell, Inc., Class B                                  51,339
          991  Regal-Beloit Corp.                                      77,912


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT (CONTINUED)
          540  Roper Industries, Inc.                          $       64,611
                                                               --------------
                                                                      499,372
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 1.1%
        3,710  Agilysys, Inc. (a)                                      43,333
        1,841  Amphenol Corp., Class A                                139,032
          895  Badger Meter, Inc.                                      39,094
          371  FEI Co.                                                 23,699
          927  Measurement Specialties, Inc. (a)                       39,648
          412  MTS Systems Corp.                                       25,111
        2,469  National Instruments Corp.                              67,478
          866  Trimble Navigation Ltd. (a)                             24,889
                                                               --------------
                                                                      402,284
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 2.5%
        2,107  Cameron International Corp. (a)                        129,686
        1,311  Dresser-Rand Group, Inc. (a)                            72,905
        1,191  Dril-Quip, Inc. (a)                                     99,698
        2,277  Exterran Holdings, Inc. (a)                             60,158
        2,526  FMC Technologies, Inc. (a)                             137,162
          570  Geospace Technologies Corp. (a)                         48,091
        4,379  Halliburton Co.                                        187,290
          361  Lufkin Industries, Inc.                                 31,872
        1,563  Oceaneering International, Inc.                        109,676
                                                               --------------
                                                                      876,538
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.7%
        1,001  Costco Wholesale Corp.                                 108,539
       20,598  SUPERVALU, Inc.                                        120,292
                                                               --------------
                                                                      228,831
                                                               --------------
               FOOD PRODUCTS -- 4.6%
          393  B&G Foods, Inc.                                         12,128
          832  Calavo Growers, Inc.                                    23,596
        3,901  Campbell Soup Co.                                      181,045
        4,091  Flowers Foods, Inc.                                    134,758
        3,589  General Mills, Inc.                                    180,957
        2,374  Green Mountain Coffee Roasters, Inc. (a)               136,268
        1,901  H. J. Heinz Co.                                        137,670
          392  Hain Celestial Group (The), Inc. (a)                    25,578
        2,022  Hershey (The) Co.                                      180,282
        1,435  Ingredion, Inc.                                        103,334
          623  J & J Snack Foods Corp.                                 46,737
        1,386  J.M. Smucker (The) Co.                                 143,077
        2,133  Kellogg Co.                                            138,730
        1,868  McCormick & Co., Inc.                                  134,384
        1,735  Tootsie Roll Industries, Inc.                           54,184
                                                               --------------
                                                                    1,632,728
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
        1,013  Abaxis, Inc.                                    $       43,245
          642  Abiomed, Inc. (a)                                       11,858
          357  Align Technology, Inc. (a)                              11,824
          473  Baxter International, Inc.                              33,048
        1,110  Becton, Dickinson & Co.                                104,673
       17,593  Boston Scientific Corp. (a)                            131,772
          398  Cantel Medical Corp.                                    12,581
          481  Cooper (The) Cos., Inc.                                 53,102
        1,604  Greatbatch, Inc. (a)                                    44,816
          288  Haemonetics Corp. (a)                                   11,088
        1,148  Hologic, Inc. (a)                                       23,385
          525  Meridian Bioscience, Inc.                               10,652
        1,783  Natus Medical, Inc. (a)                                 22,305
          242  Neogen Corp. (a)                                        12,301
        3,552  Palomar Medical Technologies, Inc. (a)                  48,130
        1,120  ResMed, Inc.                                            53,782
        1,053  Stryker Corp.                                           69,056
        1,353  SurModics, Inc. (a)                                     35,787
          568  West Pharmaceutical Services, Inc.                      36,272
                                                               --------------
                                                                      769,677
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 1.7%
        1,274  Air Methods Corp.                                       46,616
        3,883  AMN Healthcare Services, Inc. (a)                       53,314
          461  Chemed Corp.                                            37,627
        1,159  DaVita HealthCare Partners, Inc. (a)                   137,515
        1,192  Express Scripts Holding Co. (a)                         70,769
        1,170  Hanger, Inc. (a)                                        35,556
        3,011  Healthways, Inc. (a)                                    41,823
          874  Henry Schein, Inc. (a)                                  79,010
          539  IPC Hospitalist (The) Co. (a)                           24,589
          465  MWI Veterinary Supply, Inc. (a)                         54,735
                                                               --------------
                                                                      581,554
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.7%
        1,450  Cerner Corp. (a)                                       140,316
        1,060  Medidata Solutions, Inc. (a)                            70,342
        2,538  Omnicell, Inc. (a)                                      45,735
                                                               --------------
                                                                      256,393
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.3%
          499  Bally Technologies, Inc. (a)                            26,587
        2,148  Brinker International, Inc.                             83,557
          274  Buffalo Wild Wings, Inc. (a)                            24,660
        1,344  Cheesecake Factory (The), Inc.                          53,518
        1,102  Interval Leisure Group, Inc.                            21,004
        1,066  Jack in the Box, Inc. (a)                               38,216
          813  Marriott International, Inc., Class A                   35,008
          558  Marriott Vacations Worldwide Corp. (a)                  25,378


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HOTELS, RESTAURANTS & LEISURE (CONTINUED)
        2,945  Multimedia Games Holding Co., Inc. (a)          $       72,624
          775  Papa John's International, Inc. (a)                     48,825
        6,443  Ruth's Hospitality Group, Inc. (a)                      63,850
        2,863  Sonic Corp. (a)                                         35,873
        1,078  Starwood Hotels & Resorts Worldwide, Inc.               69,553
        2,373  Texas Roadhouse, Inc.                                   55,765
        2,744  Wyndham Worldwide Corp.                                164,860
                                                               --------------
                                                                      819,278
                                                               --------------
               HOUSEHOLD DURABLES -- 5.4%
        7,282  D.R. Horton, Inc.                                      189,914
        1,455  Ethan Allen Interiors, Inc.                             42,602
          467  iRobot Corp. (a)                                        13,585
        2,423  Jarden Corp. (a)                                       109,059
        6,190  KB Home                                                139,523
        2,539  La-Z-Boy, Inc.                                          45,854
        5,238  Leggett & Platt, Inc.                                  168,873
        3,312  Lennar Corp., Class A                                  136,521
        1,416  M.D.C. Holdings, Inc.                                   53,242
        1,960  M/I Homes, Inc. (a)                                     48,216
        1,312  Meritage Homes Corp. (a)                                64,012
        1,191  Mohawk Industries, Inc. (a)                            132,058
        6,780  Newell Rubbermaid, Inc.                                178,585
          125  NVR, Inc. (a)                                          128,750
        8,743  PulteGroup, Inc. (a)                                   183,516
        1,477  Ryland Group (The), Inc.                                66,554
        1,046  Tempur-Pedic International, Inc. (a)                    50,731
        1,516  Toll Brothers, Inc. (a)                                 52,014
        1,270  Tupperware Brands Corp.                                101,981
                                                               --------------
                                                                    1,905,590
                                                               --------------
               HOUSEHOLD PRODUCTS -- 1.1%
        1,251  Church & Dwight Co., Inc.                               79,926
        1,552  Clorox (The) Co.                                       133,860
          291  Colgate-Palmolive Co.                                   34,748
        1,084  Kimberly-Clark Corp.                                   111,858
          219  WD-40 Co.                                               11,811
                                                               --------------
                                                                      372,203
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 0.4%
        1,988  Carlisle Cos., Inc.                                    128,962
                                                               --------------
               INSURANCE -- 1.5%
        1,117  Aon PLC                                                 67,411
        1,957  Arthur J. Gallagher & Co.                               83,075
        3,240  Brown & Brown, Inc.                                    100,407
        2,043  Employers Holdings, Inc.                                46,274
        4,060  First American Financial Corp.                         108,686


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               INSURANCE (CONTINUED)
        1,800  Prudential Financial, Inc.                      $      108,756
                                                               --------------
                                                                      514,609
                                                               --------------
               INTERNET & CATALOG RETAIL -- 1.7%
          258  Amazon.com, Inc. (a)                                    65,483
        1,145  Expedia, Inc.                                           63,937
          946  HSN, Inc.                                               49,741
          934  Netflix, Inc. (a)                                      201,809
        1,786  PetMed Express, Inc.                                    22,325
        3,369  TripAdvisor, Inc. (a)                                  177,142
                                                               --------------
                                                                      580,437
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.7%
          774  Blucora, Inc. (a)                                       11,432
          714  comScore, Inc. (a)                                      11,545
        1,182  Dice Holdings, Inc. (a)                                  9,976
        1,267  eBay, Inc. (a)                                          66,378
          120  Equinix, Inc. (a)                                       25,692
           87  Google, Inc., Class A (a)                               71,738
        1,925  NIC, Inc.                                               32,417
          761  OpenTable, Inc. (a)                                     42,152
        1,027  Perficient, Inc. (a)                                    10,763
        4,560  ValueClick, Inc. (a)                                   140,722
        1,453  Verisign, Inc. (a)                                      66,940
        1,198  XO Group, Inc. (a)                                      13,489
        4,512  Yahoo!, Inc. (a)                                       111,582
                                                               --------------
                                                                      614,826
                                                               --------------
               IT SERVICES -- 3.1%
          904  Accenture PLC, Class A                                  73,622
          499  Alliance Data Systems Corp. (a)                         85,713
          528  Automatic Data Processing, Inc.                         35,556
          436  Cardtronics, Inc. (a)                                   12,212
        3,594  Computer Sciences Corp.                                168,379
        1,004  CoreLogic, Inc. (a)                                     27,389
        1,122  Exlservice Holdings, Inc. (a)                           36,600
          782  Fiserv, Inc. (a)                                        71,248
        1,486  Gartner, Inc. (a)                                       85,965
          523  Global Payments, Inc.                                   24,267
          727  Heartland Payment Systems, Inc.                         23,911
        1,961  iGATE Corp. (a)                                         32,729
        1,750  Jack Henry & Associates, Inc.                           81,200
          127  MasterCard, Inc., Class A                               70,222
          769  MAXIMUS, Inc.                                           61,282
        1,116  NeuStar, Inc., Class A (a)                              48,959
        2,587  Virtusa Corp. (a)                                       57,457
          625  Visa, Inc., Class A                                    105,287
                                                               --------------
                                                                    1,101,998
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.9%
          844  Arctic Cat, Inc. (a)                                    37,972
        1,400  Brunswick Corp.                                         44,324


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               LEISURE EQUIPMENT & PRODUCTS (CONTINUED)
        3,138  Mattel, Inc.                                    $      143,281
          874  Polaris Industries, Inc.                                75,330
          472  Sturm, Ruger & Co., Inc.                                24,199
                                                               --------------
                                                                      325,106
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 2.0%
        2,884  Cambrex Corp. (a)                                       36,021
          586  Charles River Laboratories International,
                  Inc. (a)                                             25,485
        1,813  Covance, Inc. (a)                                      135,177
        2,126  Life Technologies Corp. (a)                            156,665
          122  Mettler-Toledo International, Inc. (a)                  25,493
        1,556  PAREXEL International Corp. (a)                         63,718
        2,042  PerkinElmer, Inc.                                       62,588
        2,313  Thermo Fisher Scientific, Inc.                         186,613
                                                               --------------
                                                                      691,760
                                                               --------------
               MACHINERY -- 4.1%
          297  Cummins, Inc.                                           31,598
          936  EnPro Industries, Inc. (a)                              46,126
        1,055  Flowserve Corp.                                        166,816
          447  Graco, Inc.                                             27,057
        1,514  IDEX Corp.                                              78,773
        1,930  Ingersoll-Rand PLC                                     103,834
        3,652  ITT Corp.                                              100,795
        1,492  Lincoln Electric Holdings, Inc.                         78,718
          418  Lindsay Corp.                                           32,111
        1,561  Lydall, Inc. (a)                                        22,385
          394  Nordson Corp.                                           27,379
        2,100  PACCAR, Inc.                                           104,538
        1,302  Pentair Ltd.                                            70,764
          831  Snap-on, Inc.                                           71,632
          668  Standex International Corp.                             35,337
        3,915  Terex Corp. (a)                                        111,969
        1,429  Timken (The) Co.                                        75,122
          260  Toro (The) Co.                                          11,703
          660  Valmont Industries, Inc.                                96,182
        1,320  Wabtec Corp.                                           138,521
                                                               --------------
                                                                    1,431,360
                                                               --------------
               MARINE -- 0.3%
        1,352  Kirby Corp. (a)                                        101,251
                                                               --------------
               MEDIA -- 4.6%
        2,133  AMC Networks, Inc., Class A (a)                        134,400
        2,943  CBS Corp., Class B                                     134,731
        3,526  Cinemark Holdings, Inc.                                108,918
        3,271  Comcast Corp., Class A                                 135,092
        1,876  DIRECTV (a)                                            106,107
        2,247  Discovery Communications, Inc., Class A (a)            177,109
        8,091  Gannett Co., Inc.                                      163,115


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               MEDIA (CONTINUED)
        8,148  Interpublic Group of Cos. (The), Inc.           $      112,768
        2,136  Lamar Advertising Co., Class A (a)                     100,007
        4,502  News Corp., Class A                                    139,427
        1,803  Omnicom Group, Inc.                                    107,765
          534  Scripps Networks Interactive, Class A                   35,554
          358  Time Warner Cable, Inc.                                 33,613
        2,385  Time Warner, Inc.                                      142,575
                                                               --------------
                                                                    1,631,181
                                                               --------------
               METALS & MINING -- 0.5%
        1,467  SunCoke Energy, Inc. (a)                                22,196
        4,350  Worthington Industries, Inc.                           139,983
                                                               --------------
                                                                      162,179
                                                               --------------
               MULTILINE RETAIL -- 0.3%
        1,419  Dollar Tree, Inc. (a)                                   67,488
        6,174  Tuesday Morning Corp. (a)                               50,071
                                                               --------------
                                                                      117,559
                                                               --------------
               MULTI-UTILITIES -- 0.2%
          859  Sempra Energy                                           71,168
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 3.2%
        2,617  Cabot Oil & Gas Corp.                                  178,087
        1,842  Denbury Resources, Inc. (a)                             32,953
          268  EOG Resources, Inc.                                     32,471
          507  EQT Corp.                                               38,086
          805  Gulfport Energy Corp. (a)                               42,013
        2,619  HollyFrontier Corp.                                    129,510
        1,975  Marathon Petroleum Corp.                               154,761
          918  Noble Energy, Inc.                                     104,000
          744  PDC Energy, Inc. (a)                                    32,215
          855  Pioneer Natural Resources Co.                          104,507
        1,695  Range Resources Corp.                                  124,616
        3,022  Tesoro Corp.                                           161,375
                                                               --------------
                                                                    1,134,594
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.3%
        6,239  Louisiana-Pacific Corp. (a)                            113,051
                                                               --------------
               PERSONAL PRODUCTS -- 0.4%
        2,516  Inter Parfums, Inc.                                     72,889
          523  Medifast, Inc. (a)                                      13,703
        2,393  Prestige Brands Holdings, Inc. (a)                      64,491
                                                               --------------
                                                                      151,083
                                                               --------------
               PHARMACEUTICALS -- 2.0%
        1,153  Actavis, Inc. (a)                                      121,907
          866  Akorn, Inc. (a)                                         13,033
          951  Allergan, Inc.                                         107,986
          834  Bristol-Myers Squibb Co.                                33,126
        1,210  Eli Lilly & Co.                                         67,010
          844  Endo Health Solutions, Inc. (a)                         30,924


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS (CONTINUED)
          843  Johnson & Johnson                               $       71,849
        1,434  Medicines (The) Co. (a)                                 48,412
        3,669  Mylan, Inc. (a)                                        106,805
          289  Perrigo Co.                                             34,509
        1,133  Questcor Pharmaceuticals, Inc.                          34,828
          468  Salix Pharmaceuticals Ltd. (a)                          24,472
                                                               --------------
                                                                      694,861
                                                               --------------
               PROFESSIONAL SERVICES -- 1.0%
        1,390  Corporate Executive Board (The) Co.                     78,340
        1,193  Equifax, Inc.                                           73,012
        2,429  On Assignment, Inc. (a)                                 58,952
        4,715  Robert Half International, Inc.                        154,746
                                                               --------------
                                                                      365,050
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 4.6%
          431  Acadia Realty Trust                                     12,305
        1,120  Apartment Investment & Management Co., Class A          34,843
        1,960  Cedar Realty Trust, Inc.                                12,564
          664  Corrections Corp. of America                            24,037
        4,482  Cousins Properties, Inc.                                48,943
        1,083  Equity One, Inc.                                        27,606
        1,322  Extra Space Storage, Inc.                               57,613
        1,274  Geo Group (The), Inc.                                   47,711
          593  Getty Realty Corp.                                      12,696
          689  HCP, Inc.                                               36,724
        1,012  Health Care REIT, Inc.                                  75,870
          844  Healthcare Realty Trust, Inc.                           25,337
        1,312  Highwoods Properties, Inc.                              53,831
        1,187  Inland Real Estate Corp.                                13,437
          495  Kilroy Realty Corp.                                     28,012
        1,533  Kimco Realty Corp.                                      36,455
          588  LTC Properties, Inc.                                    27,342
        3,832  Medical Properties Trust, Inc.                          61,657
        1,435  National Retail Properties, Inc.                        56,941
        3,419  OMEGA Healthcare Investors, Inc.                       112,383
        3,314  Parkway Properties, Inc.                                60,414
          618  Pennsylvania Real Estate Investment Trust               12,811
        2,034  Plum Creek Timber Co., Inc.                            104,832
        1,763  Potlatch Corp.                                          83,478
          304  PS Business Parks, Inc.                                 24,259
          870  Rayonier, Inc.                                          51,695
          572  Realty Income Corp.                                     29,155
        2,119  Sabra Health Care REIT, Inc.                            63,189
        3,014  Senior Housing Properties Trust                         85,688
          186  Sovran Self Storage, Inc.                               12,760
          639  Universal Health Realty Income Trust                    34,333
        1,450  Ventas, Inc.                                           115,463



SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        4,379  Weyerhaeuser Co.                                $      133,603
                                                               --------------
                                                                    1,617,987
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
        7,008  CBRE Group, Inc., Class A (a)                          169,734
        1,044  Jones Lang LaSalle, Inc.                               103,377
                                                               --------------
                                                                      273,111
                                                               --------------
               ROAD & RAIL -- 1.4%
        1,115  Genesee & Wyoming, Inc., Class A (a)                    94,998
        1,809  J.B. Hunt Transport Services, Inc.                     128,566
          936  Kansas City Southern                                   102,090
          455  Landstar System, Inc.                                   24,870
          965  Old Dominion Freight Line, Inc. (a)                     37,152
          746  Union Pacific Corp.                                    110,378
                                                               --------------
                                                                      498,054
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 2.0%
        2,015  Advanced Energy Industries, Inc. (a)                    34,215
        2,548  Applied Materials, Inc.                                 36,971
        2,463  Cree, Inc. (a)                                         139,332
          125  Cymer, Inc. (a)                                         13,095
        1,141  Exar Corp. (a)                                          12,300
        1,657  Lam Research Corp. (a)                                  76,586
       17,731  Micron Technology, Inc. (a)                            167,026
          517  Microsemi Corp. (a)                                     10,754
          492  Monolithic Power Systems, Inc.                          11,867
          552  Power Integrations, Inc.                                22,858
        9,757  RF Micro Devices, Inc. (a)                              54,737
        2,285  Semtech Corp. (a)                                       73,280
          606  Ultratech, Inc. (a)                                     17,859
          625  Veeco Instruments, Inc. (a)                             23,794
                                                               --------------
                                                                      694,674
                                                               --------------
               SOFTWARE -- 3.1%
        1,655  ACI Worldwide, Inc. (a)                                 77,802
        2,440  Adobe Systems, Inc. (a)                                109,995
        1,856  Advent Software, Inc. (a)                               53,898
          638  ANSYS, Inc. (a)                                         51,589
          833  Autodesk, Inc. (a)                                      32,804
          809  Blackbaud, Inc.                                         23,712
          741  BMC Software, Inc. (a)                                  33,701
          420  Bottomline Technologies, Inc. (a)                       11,004
        1,266  CommVault Systems, Inc. (a)                             93,102
        1,080  Interactive Intelligence Group, Inc. (a)                44,744
          645  Manhattan Associates, Inc. (a)                          45,285
        1,438  Mentor Graphics Corp.                                   26,258
        2,588  Monotype Imaging Holdings, Inc.                         60,016


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SOFTWARE (CONTINUED)
          768  Salesforce.com, Inc. (a)                        $       31,572
          878  Solarwinds, Inc. (a)                                    44,646
          445  Solera Holdings, Inc.                                   25,623
          623  Sourcefire, Inc. (a)                                    29,754
        5,567  Symantec Corp. (a)                                     135,278
        1,189  Synchronoss Technologies, Inc. (a)                      33,696
        3,806  Take-Two Interactive Software, Inc. (a)                 58,080
          782  Tyler Technologies, Inc. (a)                            49,454
                                                               --------------
                                                                    1,072,013
                                                               --------------
               SPECIALTY RETAIL -- 5.6%
        3,141  AutoNation, Inc. (a)                                   142,947
           87  AutoZone, Inc. (a)                                      35,591
        2,217  Cabela's, Inc. (a)                                     142,331
        4,244  CarMax, Inc. (a)                                       195,394
        7,452  Christopher & Banks Corp. (a)                           51,791
        2,999  Gap (The), Inc.                                        113,932
        2,990  Haverty Furniture Cos., Inc.                            71,102
        1,969  Home Depot (The), Inc.                                 144,426
        4,429  Hot Topic, Inc.                                         61,785
        1,295  Lithia Motors, Inc., Class A                            64,128
        2,800  Lowe's Cos., Inc.                                      107,576
          875  Lumber Liquidators Holdings, Inc. (a)                   71,715
          302  Monro Muffler Brake, Inc.                               12,491
       26,416  Office Depot, Inc. (a)                                 101,966
        1,035  O'Reilly Automotive, Inc. (a)                          111,076
          567  Ross Stores, Inc.                                       37,462
          408  rue21, Inc. (a)                                         13,015
        2,011  Signet Jewelers Ltd.                                   138,216
        1,851  Stage Stores, Inc.                                      51,254
          494  Tiffany & Co.                                           36,398
        1,470  TJX (The) Cos., Inc.                                    71,692
          498  Tractor Supply Co.                                      53,371
          887  Urban Outfitters, Inc. (a)                              36,757
        2,015  Williams-Sonoma, Inc.                                  108,165
                                                               --------------
                                                                    1,974,581
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
          453  Carter's, Inc. (a)                                      29,622
        2,538  Fifth & Pacific Cos., Inc. (a)                          52,334
        2,958  Hanesbrands, Inc. (a)                                  148,373
          715  Movado Group, Inc.                                      21,622
        1,799  NIKE, Inc., Class B                                    114,416
          226  Oxford Industries, Inc.                                 13,363
          322  PVH Corp.                                               37,162
          278  Steven Madden Ltd. (a)                                  13,519
          410  VF Corp.                                                73,070
          540  Wolverine World Wide, Inc.                              25,796
                                                               --------------
                                                                      529,277
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               TRADING COMPANIES & DISTRIBUTORS -- 0.9%
          669  Fastenal Co.                                    $       32,814
          605  MSC Industrial Direct Co., Inc., Class A                47,674
        2,451  United Rentals, Inc. (a)                               128,947
          153  W.W. Grainger, Inc.                                     37,710
          960  Watsco, Inc.                                            81,005
                                                               --------------
                                                                      328,150
                                                               --------------
               WATER UTILITIES -- 0.4%
          832  American States Water Co.                               46,159
        3,302  Aqua America, Inc.                                     104,773
                                                               --------------
                                                                      150,932
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
          493  Crown Castle International Corp. (a)                    37,961
       22,126  Sprint Nextel Corp. (a)                                155,988
                                                               --------------
                                                                      193,949
                                                               --------------
               TOTAL COMMON STOCKS -- 99.9%                        35,093,058
               (Cost $30,236,301)

               MONEY MARKET FUND -- 0.2%
       58,387  Morgan Stanley Institutional
                  Liquidity Fund - Treasury Portfolio -
                  Institutional Class - 0.03% (b)                      58,387
               (Cost $58,387)                                  --------------

               TOTAL INVESTMENTS -- 100.1%                         35,151,445
               (Cost $30,294,688) (c)
               NET OTHER ASSETS AND
                LIABILITIES -- (0.1)%                                 (40,486)
                                                               --------------
               NET ASSETS -- 100.0%                            $   35,110,959
                                                               ==============

(a)   Non-income producing security.

(b)   Interest rate shown reflects yield as of April 30, 2013.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,973,608 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $116,851.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MULTI CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 35,093,058        $         --       $          --
Money Market Fund                 58,387                  --                  --
                            ----------------------------------------------------
Total Investments           $ 35,151,445        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.5%
        4,997  Alliant Techsystems, Inc.                       $      371,577
        2,869  Esterline Technologies Corp. (a)                       215,290
       33,240  Exelis, Inc.                                           371,291
        3,689  Triumph Group, Inc.                                    294,751
                                                               --------------
                                                                    1,252,909
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.2%
        4,852  UTi Worldwide, Inc.                                     71,276
                                                               --------------
               AIRLINES -- 0.8%
       41,969  JetBlue Airways Corp. (a)                              289,166
                                                               --------------
               CAPITAL MARKETS -- 2.0%
       43,300  Apollo Investment Corp.                                381,473
        6,117  Federated Investors, Inc., Class B                     140,446
       23,106  Janus Capital Group, Inc.                              206,106
                                                               --------------
                                                                      728,025
                                                               --------------
               CHEMICALS -- 4.9%
        2,316  Albemarle Corp.                                        141,855
          947  Ashland, Inc.                                           80,694
       10,584  Cabot Corp.                                            397,535
       19,295  Intrepid Potash, Inc.                                  355,221
        5,231  Minerals Technologies, Inc.                            212,536
       11,483  Olin Corp.                                             277,544
        7,407  Sensient Technologies Corp.                            291,465
                                                               --------------
                                                                    1,756,850
                                                               --------------
               COMMERCIAL BANKS -- 4.5%
        9,533  Associated Banc-Corp.                                  136,036
        4,312  BancorpSouth, Inc.                                      68,992
        1,720  Commerce Bancshares, Inc.                               68,989
        5,642  East West Bancorp, Inc.                                137,270
       16,343  First Niagara Financial Group, Inc.                    155,422
        8,759  FirstMerit Corp.                                       150,042
       12,376  Fulton Financial Corp.                                 136,879
        4,682  Hancock Holding Co.                                    127,678
        6,961  International Bancshares Corp.                         135,043
        1,482  Prosperity Bancshares, Inc.                             68,083
        5,790  Trustmark Corp.                                        142,144
        6,863  Valley National Bancorp                                 61,698
        8,953  Webster Financial Corp.                                209,232
                                                               --------------
                                                                    1,597,508
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 0.4%
        2,487  Brink's (The) Co.                                       65,930
        1,952  Waste Connections, Inc.                                 74,079
                                                               --------------
                                                                      140,009
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 0.6%
        3,575  ADTRAN, Inc.                                            75,075
        3,277  Plantronics, Inc.                                      143,598
                                                               --------------
                                                                      218,673
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------
               COMPUTERS & PERIPHERALS -- 2.1%
        2,318  Diebold, Inc.                                   $       67,894
       10,969  Lexmark International, Inc., Class A                   332,471
       31,206  QLogic Corp. (a)                                       338,897
                                                               --------------
                                                                      739,262
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 1.3%
        4,548  Granite Construction, Inc.                             125,843
        7,635  URS Corp.                                              335,329
                                                               --------------
                                                                      461,172
                                                               --------------
               CONTAINERS & PACKAGING -- 1.6%
        2,525  AptarGroup, Inc.                                       141,652
        2,700  Greif, Inc., Class A                                   130,059
        1,561  Rock Tenn Co., Class A                                 156,319
        4,139  Sonoco Products Co.                                    145,031
                                                               --------------
                                                                      573,061
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 2.1%
       11,401  DeVry, Inc.                                            319,342
        4,150  Matthews International Corp., Class A                  152,761
        5,985  Strayer Education, Inc.                                283,450
                                                               --------------
                                                                      755,553
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.2%
        2,070  MSCI, Inc. (a)                                          70,587
                                                               --------------
               ELECTRIC UTILITIES -- 5.5%
        4,618  Cleco Corp.                                            228,683
       12,488  Great Plains Energy, Inc.                              301,336
        5,225  Hawaiian Electric Industries, Inc.                     147,868
        6,000  IDACORP, Inc.                                          295,260
       14,459  NV Energy, Inc.                                        312,748
        1,005  OGE Energy Corp.                                        72,792
       12,435  PNM Resources, Inc.                                    298,564
        8,728  Westar Energy, Inc.                                    305,131
                                                               --------------
                                                                    1,962,382
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 4.9%
        8,911  Arrow Electronics, Inc. (a)                            349,579
       10,000  Avnet, Inc. (a)                                        327,500
       18,393  Ingram Micro, Inc., Class A (a)                        327,579
        7,937  Tech Data Corp. (a)                                    370,896
       26,597  Vishay Intertechnology, Inc. (a)                       373,422
                                                               --------------
                                                                    1,748,976
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 5.8%
        6,891  Atwood Oceanics, Inc. (a)                              338,003
        1,590  CARBO Ceramics, Inc.                                   112,333
        4,438  Oil States International, Inc. (a)                     396,580
       15,185  Patterson-UTI Energy, Inc.                             320,252


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ENERGY EQUIPMENT & SERVICES (CONTINUED)
       13,939  Superior Energy Services, Inc. (a)              $      384,577
        5,735  Tidewater, Inc.                                        300,801
        4,767  Unit Corp. (a)                                         200,357
                                                               --------------
                                                                    2,052,903
                                                               --------------
               FOOD & STAPLES RETAILING -- 0.8%
        5,085  Harris Teeter Supermarkets, Inc.                       212,502
        1,428  United Natural Foods, Inc. (a)                          71,314
                                                               --------------
                                                                      283,816
                                                               --------------
               FOOD PRODUCTS -- 1.4%
          912  Lancaster Colony Corp.                                  71,984
        3,372  Post Holdings, Inc. (a)                                147,660
       10,936  Smithfield Foods, Inc. (a)                             279,962
                                                               --------------
                                                                      499,606
                                                               --------------
               GAS UTILITIES -- 2.1%
        5,087  Atmos Energy Corp.                                     225,710
        1,144  National Fuel Gas Co.                                   71,752
        2,889  Questar Corp.                                           73,352
        3,772  UGI Corp.                                              154,577
        4,925  WGL Holdings, Inc.                                     227,633
                                                               --------------
                                                                      753,024
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.4%
        6,167  Hill-Rom Holdings, Inc.                                210,109
        3,580  Masimo Corp.                                            71,815
        5,220  STERIS Corp.                                           217,100
                                                               --------------
                                                                      499,024
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.1%
        4,583  Community Health Systems, Inc.                         208,847
        5,459  Health Management Associates, Inc., Class A (a)         62,724
        7,471  LifePoint Hospitals, Inc. (a)                          358,608
        1,616  MEDNAX, Inc. (a)                                       143,388
        3,557  Omnicare, Inc.                                         155,690
        2,157  Owens & Minor, Inc.                                     70,253
        3,400  Universal Health Services, Inc.,   Class B             226,406
        3,747  WellCare Health Plans, Inc. (a)                        218,488
                                                               --------------
                                                                    1,444,404
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 2.7%
        6,646  International Speedway Corp.,    Class A               218,454
        6,768  Life Time Fitness, Inc. (a)                            312,546
        8,031  Scientific Games Corp., Class A (a)                     71,315
       12,392  Wendy's (The) Co.                                       70,511


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HOTELS, RESTAURANTS & LEISURE (CONTINUED)
       11,487  WMS Industries, Inc. (a)                        $      291,540
                                                               --------------
                                                                      964,366
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.4%
        1,452  Energizer Holdings, Inc.                               140,249
                                                               --------------
               INSURANCE -- 9.6%
          915  Alleghany Corp. (a)                                    360,272
        6,113  American Financial Group, Inc.                         295,075
        7,507  Aspen Insurance Holdings Ltd.                          286,692
        2,787  Everest Re Group, Ltd.                                 376,217
       14,348  Fidelity National Financial, Inc., Class A             385,244
        6,891  HCC Insurance Holdings, Inc.                           293,557
        2,154  Kemper Corp.                                            68,626
        3,818  Mercury General Corp.                                  174,521
        4,417  Primerica, Inc.                                        150,001
        8,089  Protective Life Corp.                                  307,867
        4,852  Reinsurance Group of America, Inc.                     303,493
        5,079  StanCorp Financial Group, Inc.                         219,311
        4,895  W. R. Berkley Corp.                                    212,541
                                                               --------------
                                                                    3,433,417
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.9%
        9,404  AOL, Inc.                                              363,371
       71,398  Monster Worldwide, Inc. (a)                            312,723
                                                               --------------
                                                                      676,094
                                                               --------------
               IT SERVICES -- 3.2%
       10,646  Acxiom Corp. (a)                                       211,749
        4,126  Convergys Corp.                                         70,225
        4,063  DST Systems, Inc.                                      280,956
       13,473  ManTech International Corp., Class A                   359,594
       10,502  VeriFone Systems, Inc. (a)                             225,583
                                                               --------------
                                                                    1,148,107
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.8%
        1,723  Bio-Rad Laboratories, Inc., Class A (a)                206,329
        1,036  Techne Corp.                                            66,449
                                                               --------------
                                                                      272,778
                                                               --------------
               MACHINERY -- 4.4%
        6,944  AGCO Corp.                                             369,768
        1,341  CLARCOR, Inc.                                           69,330
        1,257  Crane Co.                                               67,664
        1,942  Donaldson Co., Inc.                                     70,650
        2,892  Gardner Denver, Inc.                                   217,160
        9,273  Kennametal, Inc.                                       370,827
        1,654  Oshkosh Corp. (a)                                       64,936
        4,791  Trinity Industries, Inc.                               202,228


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
        3,643  Woodward, Inc.                                  $      131,112
                                                               --------------
                                                                    1,563,675
                                                               --------------
               MEDIA -- 3.5%
        7,432  John Wiley & Sons, Inc., Class A                       283,679
        5,677  Meredith Corp.                                         220,381
       14,774  New York Times (The) Co., Class A (a)                  130,898
       13,582  Scholastic Corp.                                       372,826
        9,694  Valassis Communications, Inc.                          248,457
                                                               --------------
                                                                    1,256,241
                                                               --------------
               METALS & MINING -- 2.6%
        4,407  Carpenter Technology Corp.                             198,139
       18,271  Commercial Metals Co.                                  267,122
        4,068  Reliance Steel & Aluminum Co.                          264,705
       13,686  Steel Dynamics, Inc.                                   205,837
                                                               --------------
                                                                      935,803
                                                               --------------
               MULTILINE RETAIL -- 1.7%
        8,210  Big Lots, Inc. (a)                                     299,008
       25,248  Saks, Inc. (a)                                         291,615
                                                               --------------
                                                                      590,623
                                                               --------------
               MULTI-UTILITIES -- 2.0%
        4,328  Alliant Energy Corp.                                   231,591
        4,932  Black Hills Corp.                                      231,262
        6,131  Vectren Corp.                                          230,280
                                                               --------------
                                                                      693,133
                                                               --------------
               OFFICE ELECTRONICS -- 0.4%
        3,072  Zebra Technologies Corp., Class A (a)                  143,309
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 4.6%
       14,287  Bill Barrett Corp. (a)                                 283,740
        3,838  Cimarex Energy Co.                                     280,865
        6,960  Energen Corp.                                          330,043
        6,100  Plains Exploration & Production Co. (a)                275,720
        6,087  Rosetta Resources, Inc. (a)                            261,193
        1,187  SM Energy Co.                                           72,407
        3,646  World Fuel Services Corp.                              147,845
                                                               --------------
                                                                    1,651,813
                                                               --------------
               PAPER & FOREST PRODUCTS -- 0.9%
        4,664  Domtar Corp.                                           324,195
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
        1,239  Manpowergroup, Inc.                                     65,865
        3,133  Towers Watson & Co., Class A                           228,459
                                                               --------------
                                                                      294,324
                                                               --------------
               ROAD & RAIL -- 1.4%
        6,169  Con-way, Inc.                                          208,512


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ROAD & RAIL (CONTINUED)
       11,997  Werner Enterprises, Inc.                        $      275,451
                                                               --------------
                                                                      483,963
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 0.4%
       10,240  Fairchild Semiconductor International,
                  Inc. (a)                                            132,096
                                                               --------------
               SOFTWARE -- 0.4%
        1,544  MICROS Systems, Inc. (a)                                65,481
        1,959  Synopsys, Inc. (a)                                      69,682
                                                               --------------
                                                                      135,163
                                                               --------------
               SPECIALTY RETAIL -- 4.4%
       12,621  Aaron's, Inc.                                          362,349
          850  Advance Auto Parts, Inc.                                71,298
       15,971  Aeropostale, Inc. (a)                                  234,135
        8,803  Barnes & Noble, Inc. (a)                               159,598
       14,579  Guess?, Inc.                                           403,547
        9,799  Rent-A-Center, Inc.                                    342,279
                                                               --------------
                                                                    1,573,206
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
        3,899  Deckers Outdoor Corp. (a)                              214,913
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 0.6%
        7,127  Astoria Financial Corp.                                 68,348
       10,090  New York Community Bancorp, Inc.                       136,719
                                                               --------------
                                                                      205,067
                                                               --------------
               TOBACCO -- 1.0%
        6,460  Universal Corp.                                        371,773
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 0.6%
        4,179  GATX Corp.                                             212,920
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
       13,744  Telephone & Data Systems, Inc.                         308,415
                                                               --------------
               TOTAL INVESTMENTS -- 100.0%                         35,623,829
               (Cost $33,819,044) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                    (9,410)
                                                               --------------
               NET ASSETS -- 100.0%                            $   35,614,419
                                                               ==============


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,263,035 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $458,250.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 35,623,829        $         --       $          --
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 1.3%
        4,483  B/E Aerospace, Inc. (a)                         $      281,263
                                                               --------------
               AIRLINES -- 1.2%
        4,226  Alaska Air Group, Inc. (a)                             260,491
                                                               --------------
               AUTOMOBILES -- 0.2%
        1,415  Thor Industries, Inc.                                   52,482
                                                               --------------
               BIOTECHNOLOGY -- 1.5%
          590  Regeneron Pharmaceuticals, Inc. (a)                    126,933
        1,710  United Therapeutics Corp. (a)                          114,194
          947  Vertex Pharmaceuticals, Inc. (a)                        72,748
                                                               --------------
                                                                      313,875
                                                               --------------
               BUILDING PRODUCTS -- 2.5%
        7,221  Fortune Brands Home & Security, Inc. (a)               262,772
        4,257  Lennox International, Inc.                             263,934
                                                               --------------
                                                                      526,706
                                                               --------------
               CAPITAL MARKETS -- 4.6%
        1,056  Affiliated Managers Group, Inc. (a)                    164,398
        3,877  Eaton Vance Corp.                                      154,615
        5,863  Raymond James Financial, Inc.                          242,845
        7,218  SEI Investments Co.                                    206,868
        4,756  Waddell & Reed Financial, Inc., Class A                203,890
                                                               --------------
                                                                      972,616
                                                               --------------
               CHEMICALS -- 1.0%
        1,405  Cytec Industries, Inc.                                 102,368
        3,297  RPM International, Inc.                                106,823
                                                               --------------
                                                                      209,191
                                                               --------------
               COMMERCIAL BANKS -- 1.0%
          884  City National Corp.                                     50,591
          661  Signature Bank (a)                                      47,334
          734  SVB Financial Group (a)                                 52,195
       18,793  Synovus Financial Corp.                                 50,553
                                                               --------------
                                                                      200,673
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 3.1%
        3,037  Copart, Inc. (a)                                       107,055
        6,529  Deluxe Corp.                                           249,016
        7,525  Herman Miller, Inc.                                    188,802
        2,098  Mine Safety Appliances Co.                             100,704
                                                               --------------
                                                                      645,577
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.1%
        3,252  Ciena Corp. (a)                                         48,650
        4,353  InterDigital, Inc.                                     193,317
                                                               --------------
                                                                      241,967
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.8%
        5,884  NCR Corp. (a)                                          160,457
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               CONSTRUCTION MATERIALS -- 0.8%
        1,590  Martin Marietta Materials, Inc.                 $      160,574
                                                               --------------
               CONTAINERS & PACKAGING -- 1.3%
        4,641  Packaging Corp. of America                             220,726
        1,102  Silgan Holdings, Inc.                                   52,753
                                                               --------------
                                                                      273,479
                                                               --------------
               DISTRIBUTORS -- 0.9%
        7,453  LKQ Corp. (a)                                          179,468
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.0%
       12,446  Service Corp. International                            210,088
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.5%
        2,818  CBOE Holdings, Inc.                                    105,760
                                                               --------------
               ELECTRICAL EQUIPMENT -- 2.0%
        3,740  AMETEK, Inc.                                           152,255
        1,072  Hubbell, Inc., Class B                                 102,869
        1,988  Regal-Beloit Corp.                                     156,297
                                                               --------------
                                                                      411,421
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 0.9%
        4,952  National Instruments Corp.                             135,338
        1,738  Trimble Navigation Ltd. (a)                             49,950
                                                               --------------
                                                                      185,288
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 2.7%
        2,630  Dresser-Rand Group, Inc. (a)                           146,254
        2,389  Dril-Quip, Inc. (a)                                    199,983
        3,135  Oceaneering International, Inc.                        219,983
                                                               --------------
                                                                      566,220
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.1%
       41,315  SUPERVALU, Inc.                                        241,280
                                                               --------------
               FOOD PRODUCTS -- 4.1%
        8,206  Flowers Foods, Inc.                                    270,306
        4,762  Green Mountain Coffee Roasters, Inc. (a)               273,339
        2,879  Ingredion, Inc.                                        207,317
        3,481  Tootsie Roll Industries, Inc.                          108,711
                                                               --------------
                                                                      859,673
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.2%
          965  Cooper (The) Cos., Inc.                                106,536
        2,303  Hologic, Inc. (a)                                       46,912
        2,246  ResMed, Inc.                                           107,853
                                                               --------------
                                                                      261,301
                                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES -- 0.8%
        1,752  Henry Schein, Inc. (a)                          $      158,381
                                                               --------------

               HOTELS, RESTAURANTS & LEISURE -- 1.6%
        1,002  Bally Technologies, Inc. (a)                            53,387
        4,307  Brinker International, Inc.                            167,542
        2,697  Cheesecake Factory (The), Inc.                         107,394
                                                               --------------
                                                                      328,323
                                                               --------------
               HOUSEHOLD DURABLES -- 7.3%
        4,859  Jarden Corp. (a)                                       218,703
       12,416  KB Home                                                279,857
        2,841  M.D.C. Holdings, Inc.                                  106,822
        2,389  Mohawk Industries, Inc. (a)                            264,892
          250  NVR, Inc. (a)                                          257,500
        2,098  Tempur-Pedic International, Inc. (a)                   101,753
        3,041  Toll Brothers, Inc. (a)                                104,337
        2,547  Tupperware Brands Corp.                                204,524
                                                               --------------
                                                                    1,538,388
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.8%
        2,509  Church & Dwight Co., Inc.                              160,300
                                                               --------------
               INDUSTRIAL CONGLOMERATES -- 1.2%
        3,987  Carlisle Cos., Inc.                                    258,637
                                                               --------------
               INSURANCE -- 2.8%
        3,926  Arthur J. Gallagher & Co.                              166,659
        6,499  Brown & Brown, Inc.                                    201,404
        8,143  First American Financial Corp.                         217,988
                                                               --------------
                                                                      586,051
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.5%
        1,898  HSN, Inc.                                               99,797
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.6%
          241  Equinix, Inc. (a)                                       51,598
        9,147  ValueClick, Inc. (a)                                   282,276
                                                               --------------
                                                                      333,874
                                                               --------------
               IT SERVICES -- 3.4%
        1,002  Alliance Data Systems Corp. (a)                        172,113
        2,013  CoreLogic, Inc. (a)                                     54,915
        2,981  Gartner, Inc. (a)                                      172,451
        1,048  Global Payments, Inc.                                   48,627
        3,510  Jack Henry & Associates, Inc.                          162,864
        2,238  NeuStar, Inc., Class A (a)                              98,181
                                                               --------------
                                                                      709,151
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.7%
        1,753  Polaris Industries, Inc.                               151,091
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               LIFE SCIENCES TOOLS & SERVICES -- 1.8%
        1,176  Charles River Laboratories International,
                  Inc. (a)                                     $       51,144
        3,637  Covance, Inc. (a)                                      271,175
          244  Mettler-Toledo International, Inc. (a)                  50,986
                                                               --------------
                                                                      373,305
                                                               --------------
               MACHINERY -- 7.0%
          897  Graco, Inc.                                             54,295
        3,036  IDEX Corp.                                             157,963
        7,324  ITT Corp.                                              202,142
        2,993  Lincoln Electric Holdings, Inc.                        157,911
          789  Nordson Corp.                                           54,828
        7,853  Terex Corp. (a)                                        224,596
        2,866  Timken (The) Co.                                       150,666
        1,324  Valmont Industries, Inc.                               192,946
        2,647  Wabtec Corp.                                           277,776
                                                               --------------
                                                                    1,473,123
                                                               --------------
               MARINE -- 1.0%
        2,711  Kirby Corp. (a)                                        203,027
                                                               --------------
               MEDIA -- 3.3%
        4,278  AMC Networks, Inc., Class A (a)                        269,557
        7,073  Cinemark Holdings, Inc.                                218,485
        4,284  Lamar Advertising Co., Class A (a)                     200,577
                                                               --------------
                                                                      688,619
                                                               --------------
               METALS & MINING -- 1.3%
        8,725  Worthington Industries, Inc.                           280,770
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 1.2%
        5,254  HollyFrontier Corp.                                    259,810
                                                               --------------
               PAPER & FOREST PRODUCTS -- 1.1%
       12,514  Louisiana-Pacific Corp. (a)                            226,754
                                                               --------------
               PHARMACEUTICALS -- 0.3%
        1,692  Endo Health Solutions, Inc. (a)                         61,995
                                                               --------------
               PROFESSIONAL SERVICES -- 0.7%
        2,788  Corporate Executive Board (The) Co.                    157,132
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 5.8%
        1,332  Corrections Corp. of America                            48,218
        2,172  Equity One, Inc.                                        55,364
        2,651  Extra Space Storage, Inc.                              115,531
        2,631  Highwoods Properties, Inc.                             107,950
          993  Kilroy Realty Corp.                                     56,194
        2,878  National Retail Properties, Inc.                       114,199
        6,859  OMEGA Healthcare Investors, Inc.                       225,455
        3,536  Potlatch Corp.                                         167,430
        1,745  Rayonier, Inc.                                         103,688
        1,148  Realty Income Corp.                                     58,514


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MID CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        6,045  Senior Housing Properties Trust                 $      171,859
                                                               --------------
                                                                    1,224,402
                                                               --------------
               REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
        2,095  Jones Lang LaSalle, Inc.                               207,447
                                                               --------------
               ROAD & RAIL -- 3.3%
        2,236  Genesee & Wyoming, Inc., Class A (a)                   190,507
        3,629  J.B. Hunt Transport Services, Inc.                     257,913
        1,878  Kansas City Southern                                   204,834
          912  Landstar System, Inc.                                   49,850
                                                               --------------
                                                                      703,104
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 2.6%
        4,940  Cree, Inc. (a)                                         279,456
       19,570  RF Micro Devices, Inc. (a)                             109,787
        4,583  Semtech Corp. (a)                                      146,977
                                                               --------------
                                                                      536,220
                                                               --------------
               SOFTWARE -- 3.6%
        3,319  ACI Worldwide, Inc. (a)                                156,026
        3,722  Advent Software, Inc. (a)                              108,087
        1,279  ANSYS, Inc. (a)                                        103,420
        2,540  CommVault Systems, Inc. (a)                            186,791
        2,884  Mentor Graphics Corp.                                   52,662
        1,762  Solarwinds, Inc. (a)                                    89,598
          892  Solera Holdings, Inc.                                   51,361
                                                               --------------
                                                                      747,945
                                                               --------------
               SPECIALTY RETAIL -- 5.2%
        4,447  Cabela's, Inc. (a)                                     285,497
       52,984  Office Depot, Inc. (a)                                 204,518
        4,034  Signet Jewelers Ltd.                                   277,257
        1,000  Tractor Supply Co.                                     107,170
        4,042  Williams-Sonoma, Inc.                                  216,975
                                                               --------------
                                                                    1,091,417
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
          909  Carter's, Inc. (a)                                      59,440
        5,933  Hanesbrands, Inc. (a)                                  297,599
                                                               --------------
                                                                      357,039
                                                               --------------
               TRADING COMPANIES & DISTRIBUTORS -- 2.5%
        1,214  MSC Industrial Direct Co., Inc., Class A                95,663
        4,917  United Rentals, Inc. (a)                               258,684
        1,927  Watsco, Inc.                                           162,600
                                                               --------------
                                                                      516,947
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               WATER UTILITIES -- 1.0%
        6,623  Aqua America, Inc.                              $      210,148
                                                               --------------

               TOTAL INVESTMENTS -- 99.9%                          20,963,047
               (Cost $18,540,660) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                    28,568
                                                               --------------
               NET ASSETS -- 100.0%                            $   20,991,615
                                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,503,308 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $80,921.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 20,963,047        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 3.9%
        4,378  AAR Corp.                                       $       78,191
        4,441  Aerovironment, Inc. (a)                                 85,978
        1,508  Cubic Corp.                                             64,799
        1,856  Curtiss-Wright Corp.                                    60,951
        1,405  Moog, Inc., Class A (a)                                 64,925
          800  National Presto Industries, Inc.                        60,000
        3,859  Orbital Sciences Corp. (a)                              69,539
                                                               --------------
                                                                      484,383
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.9%
        1,975  Atlas Air Worldwide Holdings, Inc. (a)                  73,865
          864  Forward Air Corp.                                       31,873
                                                               --------------
                                                                      105,738
                                                               --------------
               AIRLINES -- 0.6%
        5,016  SkyWest, Inc.                                           71,779
                                                               --------------
               AUTO COMPONENTS -- 1.1%
        1,709  Standard Motor Products, Inc.                           52,364
        4,310  Superior Industries International, Inc.                 79,131
                                                               --------------
                                                                      131,495
                                                               --------------
               BIOTECHNOLOGY -- 0.4%
        3,389  Emergent Biosolutions, Inc. (a)                         51,987
                                                               --------------
               BUILDING PRODUCTS -- 0.8%
        1,765  Gibraltar Industries, Inc. (a)                          33,005
        3,975  Griffon Corp.                                           40,943
          809  Universal Forest Products, Inc.                         31,227
                                                               --------------
                                                                      105,175
                                                               --------------
               CAPITAL MARKETS -- 2.1%
        4,025  Calamos Asset Management, Inc., Class A                 45,684
        1,878  Piper Jaffray Cos., Inc. (a)                            63,401
        5,903  Prospect Capital Corp.                                  65,110
        1,366  Stifel Financial Corp. (a)                              44,013
        7,831  SWS Group, Inc. (a)                                     44,558
                                                               --------------
                                                                      262,766
                                                               --------------
               CHEMICALS -- 2.0%
        1,501  A. Schulman, Inc.                                       38,981
          395  Hawkins, Inc.                                           14,690
          868  Innophos Holdings, Inc.                                 44,537
        1,852  LSB Industries, Inc. (a)                                60,486
          673  OM Group, Inc. (a)                                      16,468
          510  Stepan Co.                                              29,040
        3,156  Zep, Inc.                                               47,971
                                                               --------------
                                                                      252,173
                                                               --------------
               COMMERCIAL BANKS -- 3.8%
        1,488  Banner Corp.                                            48,613
        1,087  Community Bank System, Inc.                             31,132
        1,401  CVB Financial Corp.                                     15,229
        2,006  First Financial Bancorp                                 30,832


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
        4,025  Hanmi Financial Corp. (a)                       $       62,106
          485  Independent Bank Corp.                                  15,054
        1,960  MB Financial, Inc.                                      48,530
        1,454  NBT Bancorp, Inc.                                       29,444
        2,342  Old National Bancorp                                    28,526
        1,737  S&T Bancorp, Inc.                                       32,777
        1,272  Simmons First National Corp., Class A                   31,189
        1,554  Sterling Bancorp                                        17,529
          322  UMB Financial Corp.                                     16,209
        2,429  Umpqua Holdings Corp.                                   29,148
          869  Wintrust Financial Corp.                                31,162
                                                               --------------
                                                                      467,480
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.6%
        2,130  ABM Industries, Inc.                                    48,031
        1,647  Consolidated Graphics, Inc. (a)                         58,748
          347  G&K Services, Inc., Class A                             16,306
        1,554  Tetra Tech, Inc. (a)                                    40,855
        1,226  United Stationers, Inc.                                 39,808
                                                               --------------
                                                                      203,748
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 2.0%
        2,063  Bel Fuse, Inc., Class B                                 30,367
        3,691  Black Box Corp.                                         80,168
        2,653  Comtech Telecommunications Corp.                        65,290
        5,305  Digi International, Inc. (a)                            48,382
        3,478  Symmetricom, Inc. (a)                                   18,086
                                                               --------------
                                                                      242,293
                                                               --------------
               COMPUTERS & PERIPHERALS -- 0.1%
        1,399  Super Micro Computer, Inc. (a)                          13,458
                                                               --------------
               CONSTRUCTION & ENGINEERING -- 1.1%
        2,782  Aegion Corp. (a)                                        58,589
        3,271  Dycom Industries, Inc. (a)                              63,196
          373  EMCOR Group, Inc.                                       13,950
                                                               --------------
                                                                      135,735
                                                               --------------
               CONSUMER FINANCE -- 1.3%
        1,228  Cash America International, Inc.                        53,577
        3,780  EZCORP, Inc., Class A (a)                               63,882
          552  World Acceptance Corp. (a)                              49,051
                                                               --------------
                                                                      166,510
                                                               --------------
               CONTAINERS & PACKAGING -- 0.6%
        4,614  Myers Industries, Inc.                                  68,380
                                                               --------------
               DISTRIBUTORS -- 0.6%
        7,517  VOXX International Corp. (a)                            71,637
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 2.5%
        2,585  Capella Education Co. (a)                               91,561
       38,338  Corinthian Colleges, Inc. (a)                           76,676

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               DIVERSIFIED CONSUMER SERVICES (CONTINUED)
        5,842  ITT Educational Services, Inc. (a)              $      106,967
        2,550  Universal Technical Institute, Inc.                     30,268
                                                               --------------
                                                                      305,472
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 0.3%
        2,160  Interactive Brokers Group, Inc., Class A                32,530
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.1%
          977  Atlantic Tele-Network, Inc.                             49,602
        6,376  Cbeyond, Inc. (a)                                       55,981
        3,512  General Communication, Inc., Class A (a)                34,102
                                                               --------------
                                                                      139,685
                                                               --------------
               ELECTRIC UTILITIES -- 1.5%
          966  ALLETE, Inc.                                            49,604
        1,408  El Paso Electric Co.                                    52,744
        1,197  UIL Holdings Corp.                                      49,843
          658  UNS Energy Corp.                                        33,532
                                                               --------------
                                                                      185,723
                                                               --------------
               ELECTRICAL EQUIPMENT -- 1.4%
          471  Brady Corp., Class A                                    15,957
        1,413  EnerSys, Inc. (a)                                       64,772
        2,780  II-VI, Inc. (a)                                         43,007
          901  Powell Industries, Inc. (a)                             44,365
                                                               --------------
                                                                      168,101
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 5.9%
        3,574  Benchmark Electronics, Inc. (a)                         63,760
          568  Coherent, Inc.                                          31,768
        6,169  CTS Corp.                                               65,700
        3,067  Daktronics, Inc.                                        30,639
        1,429  Electro Scientific Industries, Inc.                     15,405
        3,904  Insight Enterprises, Inc. (a)                           70,741
        2,143  Mercury Systems, Inc. (a)                               16,565
        6,251  Methode Electronics, Inc.                               89,889
          623  Park Electrochemical Corp.                              14,871
        3,312  Plexus Corp. (a)                                        89,325
        1,189  Rofin-Sinar Technologies, Inc. (a)                      29,606
        1,353  Rogers Corp. (a)                                        57,692
        2,853  ScanSource, Inc. (a)                                    82,651
        2,176  SYNNEX Corp. (a)                                        75,290
                                                               --------------
                                                                      733,902
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.5%
        3,466  Basic Energy Services, Inc. (a)                         47,588
          488  Bristow Group, Inc.                                     30,842


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               ENERGY EQUIPMENT & SERVICES (CONTINUED)
        3,516  C&J Energy Services, Inc. (a)                   $       69,582
          750  Gulf Island Fabrication, Inc.                           15,420
        9,458  ION Geophysical Corp. (a)                               59,018
        2,161  Matrix Service Co. (a)                                  32,480
        9,759  Pioneer Energy Services Corp. (a)                       68,801
          874  SEACOR Holdings, Inc.                                   63,024
        4,618  TETRA Technologies, Inc. (a)                            42,162
                                                               --------------
                                                                      428,917
                                                               --------------
               FOOD & STAPLES RETAILING -- 1.3%
        1,203  Andersons (The), Inc.                                   65,587
          271  Casey's General Stores, Inc.                            15,694
        4,587  Spartan Stores, Inc.                                    76,970
                                                               --------------
                                                                      158,251
                                                               --------------
               FOOD PRODUCTS -- 1.8%
        1,892  Cal-Maine Foods, Inc.                                   80,751
          590  Sanderson Farms, Inc.                                   36,143
        2,438  Seneca Foods Corp., Class A (a)                         79,454
          625  Snyder's-Lance, Inc.                                    15,738
          242  TreeHouse Foods, Inc. (a)                               15,418
                                                               --------------
                                                                      227,504
                                                               --------------
               GAS UTILITIES -- 1.8%
        1,110  Laclede Group (The), Inc.                               51,848
          352  New Jersey Resources Corp.                              16,614
        1,081  Northwest Natural Gas Co.                               48,072
          979  Piedmont Natural Gas Co., Inc.                          33,707
          284  South Jersey Industries, Inc.                           17,523
          998  Southwest Gas Corp.                                     50,569
                                                               --------------
                                                                      218,333
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
          464  CONMED Corp.                                            14,537
       10,717  CryoLife, Inc.                                          64,302
          405  Integra LifeSciences Holdings (a)                       14,187
        3,864  Merit Medical Systems, Inc. (a)                         37,365
        2,813  Symmetry Medical, Inc. (a)                              33,531
                                                               --------------
                                                                      163,922
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.7%
        3,941  Almost Family, Inc.                                     77,795
        7,240  Amedisys, Inc. (a)                                      72,690
          957  AmSurg Corp. (a)                                        32,117
          319  CorVel Corp. (a)                                        15,143
        1,418  Ensign Group (The), Inc.                                49,446
        4,379  Gentiva Health Services, Inc. (a)                       45,936
        6,117  Kindred Healthcare, Inc. (a)                            64,167
        2,997  LHC Group, Inc. (a)                                     65,095
        1,692  Magellan Health Services, Inc. (a)                      86,563


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
        5,751  PharMerica Corp. (a)                            $       74,130
                                                               --------------
                                                                      583,082
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 0.3%
        1,762  Quality Systems, Inc.                                   31,487
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 4.4%
          127  Biglari Holdings, Inc. (a)                              49,185
          475  BJ's Restaurants, Inc. (a)                              16,292
        7,788  Boyd Gaming Corp. (a)                                   93,456
          983  CEC Entertainment, Inc.                                 32,803
          195  Cracker Barrel Old Country Store, Inc.                  16,134
          230  DineEquity, Inc.                                        16,385
        6,446  Marcus (The) Corp.                                      82,767
        8,274  Monarch Casino & Resort, Inc. (a)                      106,486
        1,080  Pinnacle Entertainment, Inc. (a)                        20,585
        1,039  Red Robin Gourmet Burgers, Inc. (a)                     50,256
        6,428  Ruby Tuesday, Inc. (a)                                  61,966
                                                               --------------
                                                                      546,315
                                                               --------------
               HOUSEHOLD DURABLES -- 2.3%
        2,000  American Greetings Corp., Class A                       36,880
        1,855  Blyth, Inc.                                             30,570
        2,099  Helen of Troy Ltd. (a)                                  73,213
        9,318  Standard Pacific Corp. (a)                              84,328
        2,770  Universal Electronics, Inc. (a)                         63,655
                                                               --------------
                                                                      288,646
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.6%
        7,835  Central Garden & Pet Co., Class A (a)                   68,948
                                                               --------------
               INSURANCE -- 3.9%
        3,089  Horace Mann Educators Corp.                             69,657
          573  Infinity Property & Casualty Corp.                      32,512
        4,568  Meadowbrook Insurance Group, Inc.                       35,539
          704  National Financial Partners Corp. (a)                   17,839
          806  Navigators Group (The), Inc. (a)                        46,651
        1,701  ProAssurance Corp.                                      83,332
          220  RLI Corp.                                               15,807
        1,310  Safety Insurance Group, Inc.                            65,068
        3,161  Stewart Information Services Corp.                      85,568
        1,264  United Fire Group, Inc.                                 35,342
                                                               --------------
                                                                      487,315
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.0%
        1,208  j2 Global, Inc.                                         49,165
       10,681  United Online, Inc.                                     72,631
                                                               --------------
                                                                      121,796
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               IT SERVICES -- 2.8%
        1,391  CACI International, Inc., Class A (a)           $       81,360
        3,040  CSG Systems International, Inc. (a)                     65,694
          499  Forrester Research, Inc.                                17,889
        5,329  Higher One Holdings, Inc. (a)                           52,544
        5,044  Sykes Enterprises, Inc. (a)                             77,627
        2,234  TeleTech Holdings, Inc. (a)                             47,562
                                                               --------------
                                                                      342,676
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 0.3%
        3,070  JAKKS Pacific, Inc.                                     33,494
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 0.1%
        3,346  Affymetrix, Inc. (a)                                    12,180
                                                               --------------
               MACHINERY -- 2.1%
          516  Actuant Corp., Class A                                  16,151
          452  Astec Industries, Inc.                                  14,839
        1,638  Barnes Group, Inc.                                      45,487
          372  CIRCOR International, Inc.                              17,607
          386  ESCO Technologies, Inc.                                 13,884
          761  John Bean Technologies Corp.                            15,783
          296  Mueller Industries, Inc.                                15,327
          325  Tennant Co.                                             15,542
        3,819  Titan International, Inc.                               85,202
          329  Watts Water Technologies, Inc., Class A                 15,483
                                                               --------------
                                                                      255,305
                                                               --------------
               MEDIA -- 0.9%
          337  Arbitron, Inc.                                          15,734
        6,692  E.W. Scripps (The) Co., Class A (a)                     92,952
                                                               --------------
                                                                      108,686
                                                               --------------
               METALS & MINING -- 2.0%
        1,067  AMCOL International Corp.                               32,832
          857  Haynes International, Inc.                              41,659
          996  Kaiser Aluminum Corp.                                   62,748
        1,662  Materion Corp.                                          44,026
        1,347  Olympic Steel, Inc.                                     26,940
          498  RTI International Metals, Inc. (a)                      14,452
        2,491  Stillwater Mining Co. (a)                               30,988
                                                               --------------
                                                                      253,645
                                                               --------------
               MULTILINE RETAIL -- 0.7%
        5,885  Fred's, Inc., Class A                                   83,744
                                                               --------------
               MULTI-UTILITIES -- 0.9%
        1,729  Avista Corp.                                            48,498
          242  CH Energy Group, Inc.                                   15,723
        1,189  NorthWestern Corp.                                      51,151
                                                               --------------
                                                                      115,372
                                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               OIL, GAS & CONSUMABLE FUELS -- 3.2%
        1,838  Carrizo Oil & Gas, Inc. (a)                     $       44,516
        4,287  Cloud Peak Energy, Inc. (a)                             83,768
        3,964  Comstock Resources, Inc. (a)                            62,076
       15,942  Penn Virginia Corp.                                     64,246
        3,702  Stone Energy Corp. (a)                                  73,041
        5,436  Swift Energy Co. (a)                                    70,342
                                                               --------------
                                                                      397,989
                                                               --------------
               PAPER & FOREST PRODUCTS -- 2.8%
        2,688  Buckeye Technologies, Inc.                             101,042
          611  Clearwater Paper Corp. (a)                              28,118
        1,158  KapStone Paper & Packaging Corp.                        34,254
        1,540  Neenah Paper, Inc.                                      44,291
        2,755  P.H. Glatfelter Co.                                     66,120
        1,663  Schweitzer-Mauduit International, Inc.                  67,002
                                                               --------------
                                                                      340,827
                                                               --------------
               PHARMACEUTICALS -- 0.5%
        1,945  Hi-Tech Pharmacal Co., Inc.                             64,302
                                                               --------------
               PROFESSIONAL SERVICES -- 2.0%
        3,745  CDI Corp.                                               58,684
          293  Exponent, Inc.                                          15,441
          557  Insperity, Inc.                                         15,390
        3,448  Kelly Services, Inc., Class A                           58,685
          884  Korn/Ferry International (a)                            14,630
        4,902  Navigant Consulting, Inc. (a)                           60,442
        2,536  Resources Connection, Inc.                              28,809
                                                               --------------
                                                                      252,081
                                                               --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.4%
          303  EPR Properties                                          17,132
        2,729  Lexington Realty Trust                                  34,958
                                                               --------------
                                                                       52,090
                                                               --------------
               ROAD & RAIL -- 1.2%
        5,514  Arkansas Best Corp.                                     57,952
        3,551  Heartland Express, Inc.                                 48,187
        2,943  Knight Transportation, Inc.                             45,970
                                                               --------------
                                                                      152,109
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 2.7%
        3,589  ATMI, Inc. (a)                                          78,061
        7,909  Brooks Automation, Inc.                                 76,876
          927  Cabot Microelectronics Corp. (a)                        31,064
        1,012  CEVA, Inc. (a)                                          15,443
        1,535  Diodes, Inc. (a)                                        31,099
          581  MKS Instruments, Inc.                                   15,611
        6,377  TriQuint Semiconductor, Inc. (a)                        37,242


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  (CONTINUED)
        3,336  Volterra Semiconductor Corp. (a)                $       43,401
                                                               --------------
                                                                      328,797
                                                               --------------
               SOFTWARE -- 1.3%
        4,964  Ebix, Inc.                                              92,380
        4,591  EPIQ Systems, Inc.                                      64,136
                                                               --------------
                                                                      156,516
                                                               --------------
               SPECIALTY RETAIL -- 8.5%
        2,063  Big 5 Sporting Goods Corp.                              34,658
        2,013  Brown Shoe Co., Inc.                                    34,040
          690  Buckle (The), Inc.                                      33,500
        3,335  Cato (The) Corp., Class A                               80,073
        1,796  Children's Place Retail Stores (The), Inc. (a)          87,860
        4,110  Finish Line (The), Inc., Class A                        79,693
        1,072  Genesco, Inc. (a)                                       65,982
          789  Group 1 Automotive, Inc.                                47,719
        2,018  Jos. A. Bank Clothiers, Inc. (a)                        88,146
        5,620  Kirkland's, Inc. (a)                                    67,777
        2,409  Men's Wearhouse (The), Inc.                             80,702
        6,934  OfficeMax, Inc.                                         79,810
        5,463  Pep Boys-Manny, Moe & Jack   (The) (a)                  63,371
        1,453  Sonic Automotive, Inc., Class A                         31,951
        5,654  Stein Mart, Inc.                                        44,723
       16,389  Zale Corp. (a)                                          72,767
        2,069  Zumiez, Inc. (a)                                        59,939
                                                               --------------
                                                                    1,052,711
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 2.6%
        5,432  Crocs, Inc. (a)                                         87,021
        1,245  Iconix Brand Group, Inc. (a)                            35,669
        3,674  Maidenform Brands, Inc. (a)                             66,132
        3,541  Perry Ellis International, Inc.                         62,215
        2,467  True Religion Apparel, Inc.                             66,757
                                                               --------------
                                                                      317,794
                                                               --------------
               THRIFTS & MORTGAGE FINANCE -- 1.0%
        3,523  Brookline Bancorp, Inc.                                 29,593
        1,100  Dime Community Bancshares, Inc.                         15,697
        1,244  Northwest Bancshares, Inc.                              15,239
        3,103  Provident Financial Services, Inc.                      47,569
        2,830  TrustCo Bank Corp.                                      15,169
                                                               --------------
                                                                      123,267
                                                               --------------
               TOBACCO -- 0.5%
       16,557  Alliance One International, Inc. (a)                    62,089
                                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP VALUE ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               TRADING COMPANIES & DISTRIBUTORS -- 0.2%
          716  Applied Industrial Technologies, Inc.           $       30,251
                                                               --------------
               WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
        1,233  NTELOS Holdings Corp.                                   18,150
        6,067  USA Mobility, Inc.                                      82,329
                                                               --------------
                                                                      100,479
                                                               --------------
               TOTAL INVESTMENTS -- 100.0%                         12,361,070
               (Cost $11,795,234) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                     1,055
                                                               --------------
               NET ASSETS -- 100.0%                            $   12,362,125
                                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $856,977 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $291,141.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 12,361,070        $         --       $          --
                            ====================================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 100.0%
               AEROSPACE & DEFENSE -- 1.4%
        7,067  GenCorp, Inc. (a)                               $       92,366
          720  Teledyne Technologies, Inc. (a)                         54,043
                                                               --------------
                                                                      146,409
                                                               --------------
               AIR FREIGHT & LOGISTICS -- 0.7%
        1,905  Hub Group, Inc., Class A (a)                            69,818
                                                               --------------
               AIRLINES -- 0.9%
        1,059  Allegiant Travel Co.                                    95,204
                                                               --------------
               AUTO COMPONENTS -- 1.0%
          984  Dorman Products, Inc.                                   37,136
        2,018  Drew Industries, Inc.                                   72,850
                                                               --------------
                                                                      109,986
                                                               --------------
               AUTOMOBILES -- 0.8%
        4,554  Winnebago Industries, Inc. (a)                          83,429
                                                               --------------
               BEVERAGES -- 0.7%
          460  Boston Beer (The) Co., Inc., Class A (a)                77,887
                                                               --------------
               BIOTECHNOLOGY -- 0.6%
        1,144  Acorda Therapeutics, Inc. (a)                           45,268
          392  Cubist Pharmaceuticals, Inc. (a)                        18,001
                                                               --------------
                                                                       63,269
                                                               --------------
               BUILDING PRODUCTS -- 3.1%
          996  A.O. Smith Corp.                                        75,128
        2,655  AAON, Inc.                                              75,429
        3,247  Apogee Enterprises, Inc.                                82,734
        5,411  NCI Building Systems, Inc. (a)                          92,636
                                                               --------------
                                                                      325,927
                                                               --------------
               CAPITAL MARKETS -- 2.5%
        2,595  Financial Engines, Inc.                                 94,380
        3,676  HFF, Inc., Class A                                      77,012
          506  Virtus Investment Partners, Inc. (a)                    96,646
                                                               --------------
                                                                      268,038
                                                               --------------
               CHEMICALS -- 4.5%
          601  American Vanguard Corp.                                 17,333
          835  Balchem Corp.                                           36,189
        3,116  Calgon Carbon Corp. (a)                                 53,097
        1,875  H.B. Fuller Co.                                         71,062
        1,282  Koppers Holdings, Inc.                                  56,293
        3,850  PolyOne Corp.                                           86,740
          957  Quaker Chemical Corp.                                   59,066
        3,193  Tredegar Corp.                                          94,513
                                                               --------------
                                                                      474,293
                                                               --------------
               COMMERCIAL BANKS -- 3.6%
        1,272  Bank of the Ozarks, Inc.                                52,063
        2,805  BBCN Bancorp, Inc.                                      36,128
        1,667  Columbia Banking System, Inc.                           35,790
        1,514  F.N.B. Corp.                                            17,244


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMERCIAL BANKS (CONTINUED)
          755  First Financial Bankshares, Inc.                $       37,305
        1,930  Glacier Bancorp, Inc.                                   35,609
          487  Home BancShares, Inc.                                   19,344
          630  PacWest Bancorp                                         17,470
        1,568  Pinnacle Financial Partners, Inc. (a)                   38,055
        1,937  PrivateBancorp, Inc.                                    37,152
        4,537  Susquehanna Bancshares, Inc.                            52,947
                                                               --------------
                                                                      379,107
                                                               --------------
               COMMERCIAL SERVICES & SUPPLIES -- 1.5%
        1,429  Healthcare Services Group, Inc.                         31,852
        2,934  Interface, Inc.                                         49,115
          811  UniFirst Corp.                                          73,842
                                                               --------------
                                                                      154,809
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 1.9%
        5,474  Arris Group, Inc. (a)                                   90,376
        3,386  Ixia (a)                                                55,767
        1,164  ViaSat, Inc. (a)                                        56,419
                                                               --------------
                                                                      202,562
                                                               --------------
               COMPUTERS & PERIPHERALS -- 2.3%
        1,749  3D Systems Corp. (a)                                    66,882
        3,706  Electronics for Imaging, Inc. (a)                       99,024
        3,727  Intermec, Inc. (a)                                      36,674
          900  Synaptics, Inc. (a)                                     37,107
                                                               --------------
                                                                      239,687
                                                               --------------
               CONSTRUCTION MATERIALS -- 2.3%
        1,100  Eagle Materials, Inc.                                   74,525
        8,623  Headwaters, Inc. (a)                                    93,646
        1,161  Texas Industries, Inc. (a)                              73,932
                                                               --------------
                                                                      242,103
                                                               --------------
               CONSUMER FINANCE -- 1.5%
        1,217  Encore Capital Group, Inc. (a)                          34,672
          968  First Cash Financial Services, Inc. (a)                 49,823
          578  Portfolio Recovery Associates, Inc. (a)                 70,950
                                                               --------------
                                                                      155,445
                                                               --------------
               DISTRIBUTORS -- 0.5%
        1,175  Pool Corp.                                              57,599
                                                               --------------
               DIVERSIFIED CONSUMER SERVICES -- 1.0%
          965  Coinstar, Inc. (a)                                      50,962
        2,231  Hillenbrand, Inc.                                       56,065
                                                               --------------
                                                                      107,027
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 0.7%
        5,435  Lumos Networks Corp.                                    73,318
                                                               --------------


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               ELECTRICAL EQUIPMENT -- 1.8%
        1,950  AZZ, Inc.                                       $       82,465
        1,092  Belden, Inc.                                            53,967
        1,046  Encore Wire Corp.                                       34,257
          547  Franklin Electric Co., Inc.                             17,706
                                                               --------------
                                                                      188,395
                                                               --------------
               ELECTRONIC EQUIPMENT, INSTRUMENTS &
                  COMPONENTS -- 2.5%
        5,673  Agilysys, Inc. (a)                                      66,261
        1,369  Badger Meter, Inc.                                      59,798
          567  FEI Co.                                                 36,220
        1,418  Measurement Specialties, Inc. (a)                       60,648
          631  MTS Systems Corp.                                       38,459
                                                               --------------
                                                                      261,386
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 2.0%
        3,481  Exterran Holdings, Inc. (a)                             91,968
          871  Geospace Technologies Corp. (a)                         73,486
          553  Lufkin Industries, Inc.                                 48,825
                                                               --------------
                                                                      214,279
                                                               --------------
               FOOD PRODUCTS -- 1.6%
          602  B&G Foods, Inc.                                         18,578
        1,273  Calavo Growers, Inc.                                    36,102
          601  Hain Celestial Group (The), Inc. (a)                    39,215
          953  J & J Snack Foods Corp.                                 71,494
                                                               --------------
                                                                      165,389
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 4.3%
        1,548  Abaxis, Inc.                                            66,084
          981  Abiomed, Inc. (a)                                       18,119
          548  Align Technology, Inc. (a)                              18,150
          610  Cantel Medical Corp.                                    19,282
        2,453  Greatbatch, Inc. (a)                                    68,537
          440  Haemonetics Corp. (a)                                   16,940
          804  Meridian Bioscience, Inc.                               16,313
        2,726  Natus Medical, Inc. (a)                                 34,102
          370  Neogen Corp. (a)                                        18,807
        5,431  Palomar Medical Technologies, Inc. (a)                  73,590
        2,069  SurModics, Inc. (a)                                     54,725
          868  West Pharmaceutical Services, Inc.                      55,431
                                                               --------------
                                                                      460,080
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 4.2%
        1,948  Air Methods Corp.                                       71,277
        5,937  AMN Healthcare Services, Inc. (a)                       81,515
          706  Chemed Corp.                                            57,624
        1,789  Hanger, Inc. (a)                                        54,368
        4,604  Healthways, Inc. (a)                                    63,950


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
          825  IPC Hospitalist (The) Co. (a)                   $       37,636
          712  MWI Veterinary Supply, Inc. (a)                         83,809
                                                               --------------
                                                                      450,179
                                                               --------------
               HEALTH CARE TECHNOLOGY -- 1.7%
        1,621  Medidata Solutions, Inc. (a)                           107,569
        3,880  Omnicell, Inc. (a)                                      69,918
                                                               --------------
                                                                      177,487
                                                               --------------
               HOTELS, RESTAURANTS & LEISURE -- 5.6%
          419  Buffalo Wild Wings, Inc. (a)                            37,710
        1,685  Interval Leisure Group, Inc.                            32,116
        1,630  Jack in the Box, Inc. (a)                               58,436
          855  Marriott Vacations Worldwide Corp. (a)                  38,885
        4,504  Multimedia Games Holding Co., Inc. (a)                 111,069
        1,185  Papa John's International, Inc. (a)                     74,655
        9,852  Ruth's Hospitality Group, Inc. (a)                      97,633
        4,378  Sonic Corp. (a)                                         54,856
        3,629  Texas Roadhouse, Inc.                                   85,282
                                                               --------------
                                                                      590,642
                                                               --------------
               HOUSEHOLD DURABLES -- 4.0%
        2,226  Ethan Allen Interiors, Inc.                             65,177
          715  iRobot Corp. (a)                                        20,799
        3,883  La-Z-Boy, Inc.                                          70,127
        2,996  M/I Homes, Inc. (a)                                     73,702
        2,006  Meritage Homes Corp. (a)                                97,873
        2,258  Ryland Group (The), Inc.                               101,745
                                                               --------------
                                                                      429,423
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.2%
          335  WD-40 Co.                                               18,067
                                                               --------------
               INSURANCE -- 0.7%
        3,124  Employers Holdings, Inc.                                70,759
                                                               --------------
               INTERNET & CATALOG RETAIL -- 0.3%
        2,731  PetMed Express, Inc.                                    34,138
                                                               --------------
               INTERNET SOFTWARE & SERVICES -- 1.9%
        1,183  Blucora, Inc. (a)                                       17,473
        1,092  comScore, Inc. (a)                                      17,658
        1,808  Dice Holdings, Inc. (a)                                 15,259
        2,943  NIC, Inc.                                               49,560
        1,163  OpenTable, Inc. (a)                                     64,419
        1,571  Perficient, Inc. (a)                                    16,464
        1,832  XO Group, Inc. (a)                                      20,628
                                                               --------------
                                                                      201,461
                                                               --------------
               IT SERVICES -- 3.2%
          668  Cardtronics, Inc. (a)                                   18,711
        1,715  Exlservice Holdings, Inc. (a)                           55,943

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               IT SERVICES (CONTINUED)
        1,111  Heartland Payment Systems, Inc.                 $       36,541
        2,998  iGATE Corp. (a)                                         50,036
        1,175  MAXIMUS, Inc.                                           93,636
        3,956  Virtusa Corp. (a)                                       87,863
                                                               --------------
                                                                      342,730
                                                               --------------
               LEISURE EQUIPMENT & PRODUCTS -- 1.5%
        1,290  Arctic Cat, Inc. (a)                                    58,037
        2,141  Brunswick Corp.                                         67,784
          723  Sturm, Ruger & Co., Inc.                                37,068
                                                               --------------
                                                                      162,889
                                                               --------------
               LIFE SCIENCES TOOLS & SERVICES -- 1.4%
        4,409  Cambrex Corp. (a)                                       55,068
        2,379  PAREXEL International Corp. (a)                         97,420
                                                               --------------
                                                                      152,488
                                                               --------------
               MACHINERY -- 2.1%
        1,432  EnPro Industries, Inc. (a)                              70,569
          641  Lindsay Corp.                                           49,242
        2,386  Lydall, Inc. (a)                                        34,215
        1,021  Standex International Corp.                             54,011
          399  Toro (The) Co.                                          17,959
                                                               --------------
                                                                      225,996
                                                               --------------
               METALS & MINING -- 0.3%
        2,243  SunCoke Energy, Inc. (a)                                33,937
                                                               --------------
               MULTILINE RETAIL -- 0.7%
        9,441  Tuesday Morning Corp. (a)                               76,567
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 1.1%
        1,230  Gulfport Energy Corp. (a)                               64,194
        1,138  PDC Energy, Inc. (a)                                    49,275
                                                               --------------
                                                                      113,469
                                                               --------------
               PERSONAL PRODUCTS -- 2.2%
        3,847  Inter Parfums, Inc.                                    111,447
          799  Medifast, Inc. (a)                                      20,934
        3,659  Prestige Brands Holdings, Inc. (a)                      98,610
                                                               --------------
                                                                      230,991
                                                               --------------
               PHARMACEUTICALS -- 1.7%
        1,324  Akorn, Inc. (a)                                         19,926
        2,192  Medicines (The) Co. (a)                                 74,002
        1,733  Questcor Pharmaceuticals, Inc.                          53,272
          717  Salix Pharmaceuticals Ltd. (a)                          37,492
                                                               --------------
                                                                      184,692
                                                               --------------
               PROFESSIONAL SERVICES -- 0.8%
        3,714  On Assignment, Inc. (a)                                 90,139
                                                               --------------


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               REAL ESTATE INVESTMENT TRUSTS -- 6.8%
          661  Acadia Realty Trust                             $       18,872
        2,998  Cedar Realty Trust, Inc.                                19,217
        6,853  Cousins Properties, Inc.                                74,835
        1,947  Geo Group (The), Inc.                                   72,915
          906  Getty Realty Corp.                                      19,397
        1,290  Healthcare Realty Trust, Inc.                           38,726
        1,815  Inland Real Estate Corp.                                20,546
          899  LTC Properties, Inc.                                    41,804
        5,860  Medical Properties Trust, Inc.                          94,287
        5,067  Parkway Properties, Inc.                                92,371
          946  Pennsylvania Real Estate Investment Trust               19,611
          465  PS Business Parks, Inc.                                 37,107
        3,240  Sabra Health Care REIT, Inc.                            96,617
          285  Sovran Self Storage, Inc.                               19,551
          977  Universal Health Realty Income Trust                    52,494
                                                               --------------
                                                                      718,350
                                                               --------------
               ROAD & RAIL -- 0.5%
        1,476  Old Dominion Freight Line, Inc. (a)                     56,826
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 2.1%
        3,082  Advanced Energy Industries, Inc. (a)                    52,332
          191  Cymer, Inc. (a)                                         20,009
        1,744  Exar Corp. (a)                                          18,800
          792  Microsemi Corp. (a)                                     16,474
          753  Monolithic Power Systems, Inc.                          18,162
          845  Power Integrations, Inc.                                34,992
          928  Ultratech, Inc. (a)                                     27,348
          956  Veeco Instruments, Inc. (a)                             36,395
                                                               --------------
                                                                      224,512
                                                               --------------
               SOFTWARE -- 5.1%
        1,236  Blackbaud, Inc.                                         36,227
          642  Bottomline Technologies, Inc. (a)                       16,820
        1,652  Interactive Intelligence Group, Inc. (a)                68,442
          986  Manhattan Associates, Inc. (a)                          69,227
        3,957  Monotype Imaging Holdings, Inc.                         91,763
          952  Sourcefire, Inc. (a)                                    45,468
        1,817  Synchronoss Technologies, Inc. (a)                      51,494
        5,820  Take-Two Interactive Software, Inc. (a)                 88,813
        1,196  Tyler Technologies, Inc. (a)                            75,635
                                                               --------------
                                                                      543,889
                                                               --------------
               SPECIALTY RETAIL -- 5.7%
       11,394  Christopher & Banks Corp. (a)                           79,188
        4,571  Haverty Furniture Cos., Inc.                           108,698
        6,772  Hot Topic, Inc.                                         94,469


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST SMALL CAP GROWTH ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL (CONTINUED)
        1,980  Lithia Motors, Inc., Class A                    $       98,050
        1,339  Lumber Liquidators Holdings, Inc. (a)                  109,745
          462  Monro Muffler Brake, Inc.                               19,108
          624  rue21, Inc. (a)                                         19,906
        2,831  Stage Stores, Inc.                                      78,390
                                                               --------------
                                                                      607,554
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.8%
        3,880  Fifth & Pacific Cos., Inc. (a)                          80,005
        1,093  Movado Group, Inc.                                      33,052
          346  Oxford Industries, Inc.                                 20,459
          425  Steven Madden Ltd. (a)                                  20,668
          827  Wolverine World Wide, Inc.                              39,506
                                                               --------------
                                                                      193,690
                                                               --------------
               WATER UTILITIES -- 0.7%
        1,273  American States Water Co.                               70,626
                                                               --------------
               TOTAL INVESTMENTS -- 100.0%                         10,616,947
               (Cost $9,398,384) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.0%                                      (690)
                                                               --------------
               NET ASSETS -- 100.0%                            $   10,616,257
                                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,299,594 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $81,031.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $ 10,616,947        $         --       $          --
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS -- 99.9%
               AEROSPACE & DEFENSE -- 6.6%
        3,232  Boeing (The) Co.                                $      295,437
        2,946  Honeywell International, Inc.                          216,649
          594  United Technologies Corp.                               54,226
                                                               --------------
                                                                      566,312
                                                               --------------
               AUTOMOBILES -- 2.9%
        7,978  General Motors Co. (a)                                 246,041
                                                               --------------
               BIOTECHNOLOGY -- 11.5%
        1,624  Amgen, Inc.                                            169,237
        1,151  Biogen Idec, Inc. (a)                                  251,988
        2,394  Celgene Corp. (a)                                      282,660
        5,670  Gilead Sciences, Inc. (a)                              287,129
                                                               --------------
                                                                      991,014
                                                               --------------
               CAPITAL MARKETS -- 4.6%
          648  BlackRock, Inc.                                        172,692
        1,508  Goldman Sachs Group (The), Inc.                        220,274
                                                               --------------
                                                                      392,966
                                                               --------------
               CHEMICALS -- 1.9%
        2,630  LyondellBasell Industries N.V., Class A                159,641
                                                               --------------
               COMMERCIAL BANKS -- 2.0%
        1,669  PNC Financial Services Group, Inc.                     113,292
        1,500  Wells Fargo & Co.                                       56,970
                                                               --------------
                                                                      170,262
                                                               --------------
               COMMUNICATIONS EQUIPMENT -- 2.6%
       10,615  Cisco Systems, Inc.                                    222,066
                                                               --------------
               COMPUTERS & PERIPHERALS -- 4.3%
          501  Apple, Inc.                                            221,818
        2,323  EMC Corp. (a)                                           52,105
        4,655  Hewlett-Packard Co.                                     95,893
                                                               --------------
                                                                      369,816
                                                               --------------
               CONSUMER FINANCE -- 0.6%
          823  American Express Co.                                    56,301
                                                               --------------
               DIVERSIFIED FINANCIAL SERVICES -- 2.0%
        3,508  JPMorgan Chase & Co.                                   171,927
                                                               --------------
               DIVERSIFIED TELECOMMUNICATION SERVICES
                  -- 1.4%
        1,512  AT&T, Inc.                                              56,640
        1,129  Verizon Communications, Inc.                            60,864
                                                               --------------
                                                                      117,504
                                                               --------------
               ENERGY EQUIPMENT & SERVICES -- 3.4%
        6,866  Halliburton Co.                                        293,659
                                                               --------------
               FOOD & STAPLES RETAILING -- 6.8%
        4,036  CVS Caremark Corp.                                     234,814
        5,819  Walgreen Co.                                           288,099


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               FOOD & STAPLES RETAILING (CONTINUED)
          742  Wal-Mart Stores, Inc.                           $       57,668
                                                               --------------
                                                                      580,581
                                                               --------------
               HEALTH CARE EQUIPMENT & SUPPLIES -- 4.7%
        7,855  Abbott Laboratories                                    290,006
        2,363  Medtronic, Inc.                                        110,305
                                                               --------------
                                                                      400,311
                                                               --------------
               HEALTH CARE PROVIDERS & SERVICES -- 2.7%
        3,880  UnitedHealth Group, Inc.                               232,528
                                                               --------------
               HOUSEHOLD PRODUCTS -- 0.7%
          566  Kimberly-Clark Corp.                                    58,405
                                                               --------------
               INSURANCE -- 4.7%
        4,288  American International Group, Inc. (a)                 177,609
        2,130  Berkshire Hathaway, Inc., Class B (a)                  226,462
                                                               --------------
                                                                      404,071
                                                               --------------
               IT SERVICES -- 1.3%
          653  Visa, Inc., Class A                                    110,004
                                                               --------------
               MACHINERY -- 1.2%
        1,276  Caterpillar, Inc.                                      108,039
                                                               --------------
               MEDIA -- 5.9%
        3,963  Comcast Corp., Class A                                 163,672
        5,454  News Corp., Class A                                    168,910
        2,889  Time Warner, Inc.                                      172,705
                                                               --------------
                                                                      505,287
                                                               --------------
               MULTILINE RETAIL -- 1.3%
        1,621  Target Corp.                                           114,378
                                                               --------------
               OIL, GAS & CONSUMABLE FUELS -- 16.4%
        1,904  Anadarko Petroleum Corp.                               161,383
        2,335  Chevron Corp.                                          284,893
        3,693  ConocoPhillips                                         223,242
        3,079  Exxon Mobil Corp.                                      274,000
        3,540  Occidental Petroleum Corp.                             315,981
        2,379  Phillips 66                                            145,000
                                                               --------------
                                                                    1,404,499
                                                               --------------
               ROAD & RAIL -- 0.7%
          390  Union Pacific Corp.                                     57,704
                                                               --------------
               SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
                  -- 3.5%
       12,698  Intel Corp.                                            304,117
                                                               --------------
               SOFTWARE -- 2.1%
        1,939  Microsoft Corp.                                         64,181
        3,432  Oracle Corp.                                           112,501
                                                               --------------
                                                                      176,682
                                                               --------------


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST MEGA CAP ALPHADEX(R) FUND

APRIL 30, 2013 (UNAUDITED)


SHARES         DESCRIPTION                                             VALUE
--------------------------------------------------------------------------------

               COMMON STOCKS (CONTINUED)
               SPECIALTY RETAIL -- 2.7%
        1,590  Home Depot (The), Inc.                          $      116,627
        2,927  Lowe's Cos., Inc.                                      112,455
                                                               --------------
                                                                      229,082
                                                               --------------
               TEXTILES, APPAREL & LUXURY GOODS -- 1.4%
        1,881  NIKE, Inc., Class B                                    119,632
                                                               --------------
               TOTAL INVESTMENTS -- 99.9%                           8,562,829
               (Cost $7,830,855) (b)
               NET OTHER ASSETS AND
                LIABILITIES -- 0.1%                                     9,490
                                                               --------------
               NET ASSETS -- 100.0%                            $    8,572,319
                                                               ==============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $743,005 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,031.

----------------------------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS                    LEVEL 1            LEVEL 2          LEVEL 3
--------------------------------------------------------------------------------
Common Stocks*              $  8,562,829        $         --       $          --
                            ====================================================


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                    See Notes to Quarterly Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
STYLE FUNDS
APRIL 30, 2013 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded AlphaDEX(R) Fund (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on December 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twenty-one exchange-traded funds considered either a Sector Fund or Style Fund, each type having a separate report. This report covers the twelve Style Funds (each a "Fund" and collectively the "Funds") listed below:

      First Trust Large Cap Core AlphaDEX(R) Fund - (NYSE Arca, Inc. ("NYSE
         Arca") ticker "FEX")
      First Trust Mid Cap Core AlphaDEX(R) Fund - (NYSE Arca ticker "FNX") First Trust Small Cap Core AlphaDEX(R) Fund - (NYSE Arca ticker "FYX") First Trust Large Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FTA") First Trust Large Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FTC") First Trust Multi Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FAB") First Trust Multi Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FAD") First Trust Mid Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FNK") First Trust Mid Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FNY") First Trust Small Cap Value AlphaDEX(R) Fund - (NYSE Arca ticker "FYT") First Trust Small Cap Growth AlphaDEX(R) Fund - (NYSE Arca ticker "FYC") First Trust Mega Cap AlphaDEX(R) Fund - (NYSE Arca ticker "FMK")


                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Each Fund's securities will be valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) Stock Market, LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2013 (UNAUDITED)


registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the type of security;
      2) the size of the holding;
      3) the initial cost of the security;
      4) transactions in comparable securities;
      5) price quotes from dealers and/or pricing services;
      6) relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8) an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
            o  Quoted prices for similar investments in active markets.
            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with each Fund's Portfolio of Investments.

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND

STYLE FUNDS
APRIL 30, 2013 (UNAUDITED)


B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned are accounted for in the same manner as other dividend and interest income. At April 30, 2013, only FNX and FYX have securities in the securities lending program.

ADDITIONAL INFORMATION

FIRST TRUST EXCHANGE-TRADED ALPHADEX(R) FUND
STYLE FUNDS
APRIL 30, 2013 (UNAUDITED)



                             LICENSING INFORMATION

Each of the Defined Large Cap Core Index, Defined Mid Cap Core Index, Defined Small Cap Core Index, Defined Large Cap Value Index, Defined Large Cap Growth Index, Defined Multi Cap Value Index, Defined Multi Cap Growth Index, Defined Mid Cap Growth Index, Defined Mid Cap Value Index, Defined Small Cap Growth Index and Defined Small Cap Value Index (the "Defined Series") is the exclusive property of S&P Dow Jones Indices LLC ("S&P Dow Jones"). First Trust Portfolios L.P. has contracted with S&P Dow Jones to calculate and maintain the Defined Series. STANDARD & POOR'S and S&P are trademarks of Standard & Poor's Financial Services LLC ("S&P") and have been licensed to S&P Dow Jones and have been sublicensed for use by First Trust Portfolios L.P. for use with the Funds. The Funds are not sponsored, endorsed, sold or promoted by S&P Dow Jones or S&P and neither S&P Dow Jones nor S&P makes any representation regarding the advisability of investing in the Funds.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Trust Exchange-Traded AlphaDEX(R) Fund
              --------------------------------------------

By:   /s/ Mark R. Bradley
      -------------------------------------
      Mark R. Bradley,
      President and Chief Executive Officer
      (principal executive officer)

Date: June 18, 2013
      --------------------


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Mark R. Bradley
      -------------------------------------
      Mark R. Bradley,
      President and Chief Executive Officer
      (principal executive officer)

Date: June 18, 2013
      --------------------

By:   /s/ James M. Dykas
      -------------------------------------
      James M. Dykas,
      Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date: June 18, 2013
      --------------------